UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2021
MFS® Lifetime® Funds
MFS® Lifetime® Income Fund
MFS® Lifetime® 2020 Fund
MFS® Lifetime® 2025 Fund
MFS® Lifetime® 2030 Fund
MFS® Lifetime® 2035 Fund
MFS® Lifetime® 2040 Fund
MFS® Lifetime® 2045 Fund
MFS® Lifetime® 2050 Fund
MFS® Lifetime® 2055 Fund
MFS® Lifetime® 2060 Fund
LTF-ANN

MFS® Lifetime® Funds
Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress is expected to approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand has fueled a surge in economic activity as coronavirus restrictions have been eased. Because of this, inflation pressures are being felt, and markets have pushed up yields on global government bonds, resulting in ripple effects across many financial markets.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, the consequence of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special-purpose acquisition companies (SPACs), and the like, bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
June 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
MFS Lifetime Income Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Limited Maturity Fund	19.7%
MFS Total Return Bond Fund	19.7%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	4.9%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS High Income Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Commodity Strategy Fund	2.1%
MFS Research Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Blended Research Core Equity Fund	2.1%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Growth Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Growth Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
Cash & Cash Equivalents	0.2%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2020 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	20.1%
MFS Limited Maturity Fund	20.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	2.9%
MFS Blended Research International Equity Fund	2.4%
MFS Emerging Markets Debt Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Growth Fund	2.0%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2025 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	15.5%
MFS Limited Maturity Fund	11.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.8%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research International Equity Fund	3.8%
MFS Value Fund	2.9%
MFS Blended Research Value Equity Fund	2.9%
MFS Research Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Growth Fund	2.9%
MFS Emerging Markets Debt Fund	2.9%
MFS Blended Research Growth Equity Fund	2.9%
MFS Commodity Strategy Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	1.9%
MFS Research International Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Intrinsic Value Fund	0.9%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2030 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	9.9%
MFS Total Return Bond Fund	8.8%
MFS Inflation-Adjusted Bond Fund	7.3%
MFS Blended Research Mid Cap Equity Fund	6.7%
MFS Blended Research International Equity Fund	5.7%
MFS High Income Fund	5.0%
MFS Global Opportunistic Bond Fund	5.0%
MFS Blended Research Value Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Value Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS Blended Research Growth Equity Fund	3.9%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.3%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Global Real Estate Fund	2.9%
MFS Research International Fund	2.9%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International Growth Fund	1.4%
MFS International Intrinsic Value Fund	1.4%
MFS Limited Maturity Fund	1.1%
MFS International New Discovery Fund	0.9%
MFS New Discovery Value Fund	0.7%
MFS New Discovery Fund	0.7%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2035 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.8%
MFS Blended Research International Equity Fund	8.1%
MFS Growth Fund	5.4%
MFS Blended Research Value Equity Fund	5.4%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.3%
MFS Inflation-Adjusted Bond Fund	5.2%
MFS High Income Fund	5.0%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Research Fund	4.0%
MFS Commodity Strategy Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Total Return Bond Fund	3.5%
MFS Research International Fund	3.4%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.4%
MFS International Intrinsic Value Fund	2.4%
MFS Global Opportunistic Bond Fund	2.3%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS International New Discovery Fund	1.9%
MFS Government Securities Fund	1.1%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Emerging Markets Equity Fund	0.4%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2040 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	9.5%
MFS Blended Research Mid Cap Equity Fund	9.5%
MFS Blended Research Value Equity Fund	5.8%
MFS Value Fund	5.8%
MFS Growth Fund	5.8%
MFS Blended Research Growth Equity Fund	5.7%
MFS Mid Cap Value Fund	4.8%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.5%
MFS Global Real Estate Fund	4.5%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Inflation-Adjusted Bond Fund	3.9%
MFS Research International Fund	3.7%
MFS International Growth Fund	2.9%
MFS International Intrinsic Value Fund	2.9%
MFS International New Discovery Fund	2.9%
MFS High Income Fund	2.8%
MFS Total Return Bond Fund	2.7%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS Emerging Markets Debt Fund	1.6%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Global Opportunistic Bond Fund	1.1%
MFS Blended Research Emerging Markets Equity Fund	0.7%
MFS Emerging Markets Equity Fund	0.7%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2045 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.4%
MFS International Intrinsic Value Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.3%
MFS Emerging Markets Debt Fund	0.2%
MFS Emerging Markets Debt Local Currency Fund	0.1%
MFS Global Opportunistic Bond Fund	0.1%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2050 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2055 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Value Fund	6.0%
MFS Growth Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Portfolio Composition - continued
MFS Lifetime 2060 Fund
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Research Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	0.0%
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2021.
The portfolio is actively managed and current holdings may be different.

Management Review
MFS Lifetime Funds
Market Environment
After experiencing an abrupt decline in response to the initial wave of the coronavirus pandemic, markets staged a sharp rally that took global equities to record highs near the end of the period. Central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures meant to slow the spread of the virus. At this point, the global economy looks to have experienced the shortest — albeit the deepest — recession in the postwar period. However, its recovery remains subject to a number of uncertainties as the rollout of coronavirus vaccines remains highly variable in different countries. Even the distribution of vaccines in developed economies has been sluggish due to supply constraints and concerns over potential side effects. In some jurisdictions, there remain worries over whether enough people will get vaccinated to bring about herd immunity.
Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. These undertakings proved largely successful in helping to restore market function, ease volatility and stimulate a prolonged rebound. In the middle of the period, the US Federal Reserve adopted a new, flexible, average-inflation-targeting framework, which is expected to result in the federal funds rate remaining at low levels longer than under its previous model. Due to relatively manageable external liabilities and balances of payments in many countries and persistently low inflation, even emerging market countries were able to implement countercyclical policies — a departure from the usual market-dictated response to risk-off crises.
Late in the period, we saw the threat of resurgent inflation resulting from monumental levels of economic stimulus and the unleashing of pandemic-induced pent-up demand. Meanwhile, raw materials prices rebounded strongly on account of the surprising resilience of the global manufacturing sector during the pandemic. In response to these factors, global government bond yields have risen materially in recent months and market leadership has shifted from a handful of mega-cap technology companies to a broader array of small-cap and value stocks. At the same time, signs of excess investor enthusiasm have been seen in pockets of the market, such as stocks that are popular with the users of online message boards and equities issued by special purpose acquisition companies (SPACs).
MFS Lifetime Income Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 16.01%, at net asset value. This compares with a return of -0.27% for the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 11.33%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. However, within the fixed income segment, the fund’s broad diversification across funds was a notable contributor to relative performance, as diversification away from the US rates market and into the credit and global markets generally benefited performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the MFS Limited Maturity Fund and the MFS Total Return Bond Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund’s relative performance during the reporting period.
Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to both specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund was a primary contributor to relative returns as the fund outperformed its respective market segment.
MFS Lifetime 2020 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2020 Fund (fund) provided a total return of 16.02%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (Blended Index), generated a return of 11.43%. The

Management Review - continued
Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. However, within the fixed income segment, the fund’s broad diversification across funds was a notable contributor to relative performance, as diversification away from the US rates market and into the credit and global markets generally benefited performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the MFS Limited Maturity Fund and the MFS Total Return Bond Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund’s relative performance during the reporting period.
Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund was a primary contributor to relative returns as the fund outperformed its respective market segment.
MFS Lifetime 2025 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 20.70%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 16.01%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. However, within the fixed income segment, the fund’s broad diversification across funds was a notable contributor to relative performance, as diversification away from the US rates market and into the credit and global markets generally benefited performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the MFS Total Return Bond Fund and the MFS High Income Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund’s relative performance during the reporting period.
Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund was a primary contributor to relative returns as the fund outperformed its respective market segment.
MFS Lifetime 2030 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 29.17%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 24.71%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Management Review - continued
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. However, within the fixed income segment, most of the fund's underlying investments outperformed their respective market segments during the reporting period. The fund’s diversification into the credit and global markets generally contributed to performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the MFS High Income Bond Fund and the MFS Global Opportinistic Bond Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund’s relative performance during the reporting period.
Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to international stock funds and specialty funds strengthened relative performance. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative performance as the fund outperformed the commodity market segment during the reporting period.
MFS Lifetime 2035 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 38.48%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 33.85%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. However, within the fixed income segment, most of the fund's underlying investments outperformed their respective market segments during the reporting period. The fund’s diversification into the credit and global markets generally benefited performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the the MFS High Income Bond Fund and the MFS Global Opportunistic Bond Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund’s relative performance during the reporting period.
Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to both international stock funds and specialty funds strengthened relative performance. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative performance as the fund outperformed the commodity market segment during the reporting period.
MFS Lifetime 2040 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 41.38%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 37.60%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.

Management Review - continued
Within the fixed income segment, most of the fund's underlying investments outperformed their respective market segments during the reporting period. The fund’s diversification into the credit and global markets generally benefited performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the MFS High Income Bond Fund and the MFS Total Return Bond Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund’s relative performance during the reporting period.
The fund’s allocation to international stock funds and specialty funds strengthened relative performance. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative performance as the fund outperformed the commodity market segment during the reporting period.
MFS Lifetime 2045 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 44.10%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 41.12%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets.
Within the fixed income segment of the fund, the fund’s diversification into the credit and global markets generally aided performance. Further, underlying funds that were overweight credit versus their respective market segments, such as the MFS Total Return Bond Fund, were among the fund’s top relative contributors. Investments in the MFS Inflation-Adjusted Bond Fund also added value to the fund's relative performance during the reporting period.
MFS Lifetime 2050 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 44.17%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 41.25%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets.
Within the fixed income segment, the fund's investments in both the MFS Inflation-Adjusted Bond Fund and MFS Total Return Bond Fund added value to the fund’s relative performance during the reporting period.

Management Review - continued
MFS Lifetime 2055 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 44.11%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 41.25%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets.
Within the fixed income segment, the fund's investments in both the MFS Inflation-Adjusted Bond Fund and MFS Total Return Bond Fund added value to the fund’s relative performance during the reporting period.
MFS Lifetime 2060 Fund
Summary of Results
For the twelve months ended April 30, 2021, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 44.39%, at net asset value. This compares with a return of 45.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 41.25%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.
Factors Affecting Performance
During the reporting period, on an absolute basis, equity markets outperformed fixed income markets. Within the US stock funds segment, the fund’s investments in middle and small capitalization strategies, such as the MFS Blended Research Mid Cap Equity Fund and MFS Blended Research Small Cap Equity Fund, contributed to relative performance. Investments in value funds, such as the MFS Mid Cap Value Fund and MFS New Discovery Value Fund, also helped.
The fund’s allocation to specialty funds and international stock funds strengthened relative performance. Within the specialty funds segment, the MFS Commodity Strategy Fund supported relative results as the fund outperformed the commodity market segment during the reporting period. Within the international stock funds segment, the MFS Blended Research International Equity Fund helped relative returns as the fund outperformed the broader global equity markets.
Within the fixed income segment, the fund's investments in both the MFS Inflation-Adjusted Bond Fund and MFS Total Return Bond Fund added value to the fund’s relative performance during the reporting period.
Respectfully,
Portfolio Manager(s)
Joseph Flaherty and Natalie Shapiro
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/21
The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
MFS Lifetime Income Fund
Growth of a Hypothetical $10,000 Investment
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	16.01%	6.48%	5.16%	N/A
B	9/29/05	15.16%	5.69%	4.37%	N/A
C	9/29/05	15.17%	5.67%	4.37%	N/A
I	9/29/05	16.30%	6.74%	5.42%	N/A
R1	9/29/05	15.15%	5.68%	4.38%	N/A
R2	9/29/05	15.73%	6.21%	4.89%	N/A
R3	9/29/05	16.01%	6.48%	5.16%	N/A
R4	9/29/05	16.30%	6.74%	5.42%	N/A
R6	8/29/16	16.44%	N/A	N/A	6.73%
529A	1/08/15	15.95%	6.45%	N/A	5.50%
529B	1/08/15	15.63%	5.75%	N/A	4.80%
529C	1/08/15	15.20%	5.65%	N/A	4.72%
Comparative benchmark(s)

Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	3.39%	N/A
MFS Lifetime Income Fund Blended Index (f)(z)	11.33%	6.45%	5.72%	N/A
Bloomberg Commodity Index (f)	48.52%	2.26%	(5.85)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	5.88%	N/A
MSCI EAFE Index (net div) (f)	39.88%	8.87%	5.22%	N/A
Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	14.17%	N/A

Performance Summary  - continued
With sales charge
	1-yr	5-yr	10-yr	Life (t)
A With Initial Sales Charge (4.25%)	11.08%	5.56%	4.71%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	11.16%	5.36%	4.37%	N/A
C With CDSC (1% for 12 months) (v)	14.17%	5.67%	4.37%	N/A
529A With Initial Sales Charge (4.25%)	11.02%	5.53%	N/A	4.78%
529B With CDSC (Declining over six years from 4% to 0%) (v)	11.63%	5.43%	N/A	4.80%
529C With CDSC (1% for 12 months) (v)	14.20%	5.65%	N/A	4.72%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Bloomberg Barclays U.S. Aggregate Bond Index	71.00%	71.00%
Standard & Poor’s 500 Stock Index	20.00%	20.00%
MSCI EAFE Index (net div)	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%
Bloomberg Commodity Index	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2020 Fund
Growth of a Hypothetical $10,000 Investment
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	16.02%	6.97%	5.91%	N/A
B	9/29/05	15.15%	6.17%	5.13%	N/A
C	9/29/05	15.21%	6.17%	5.12%	N/A
I	9/29/05	16.35%	7.25%	6.19%	N/A
R1	9/29/05	15.19%	6.16%	5.12%	N/A
R2	9/29/05	15.72%	6.70%	5.65%	N/A
R3	9/29/05	16.07%	6.97%	5.91%	N/A
R4	9/29/05	16.36%	7.23%	6.18%	N/A
R6	8/29/16	16.49%	N/A	N/A	7.12%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	14.17%	N/A
MFS Lifetime 2020 Fund Blended Index (f)(z)	11.43%	6.90%	6.29%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	3.39%	N/A
Bloomberg Commodity Index (f)	48.52%	2.26%	(5.85)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	5.88%	N/A
MSCI EAFE Index (net div) (f)	39.88%	8.87%	5.22%	N/A
With sales charge

A With Initial Sales Charge (5.75%)	9.35%	5.71%	5.29%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	11.15%	5.85%	5.13%	N/A
C With CDSC (1% for 12 months) (v)	14.21%	6.17%	5.12%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Bloomberg Barclays U.S. Aggregate Bond Index	71.00%	69.90%
Standard & Poor’s 500 Stock Index	20.00%	20.80%
MSCI EAFE Index (net div)	5.00%	5.30%
Bloomberg Commodity Index	2.00%	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.00%

Performance Summary  - continued
MFS Lifetime 2025 Fund
Growth of a Hypothetical $10,000 Investment (t)
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	20.70%	8.62%	8.00%
B	11/02/12	19.83%	7.79%	7.18%
C	11/02/12	19.86%	7.79%	7.18%
I	11/02/12	21.10%	8.88%	8.26%
R1	11/02/12	19.78%	7.78%	7.17%
R2	11/02/12	20.43%	8.32%	7.71%
R3	11/02/12	20.74%	8.60%	7.98%
R4	11/02/12	21.06%	8.88%	8.25%
R6	8/29/16	21.17%	N/A	8.69%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	15.80%
MFS Lifetime 2025 Fund Blended Index (f)(z)	16.01%	8.48%	8.17%
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	2.80%
Bloomberg Commodity Index (f)	48.52%	2.26%	(4.60)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	6.22%
MSCI EAFE Index (net div) (f)	39.88%	8.87%	7.56%
With sales charge

A With Initial Sales Charge (5.75%)	13.76%	7.34%	7.25%
B With CDSC (Declining over six years from 4% to 0%) (v)	15.83%	7.50%	7.18%
C With CDSC (1% for 12 months) (v)	18.86%	7.79%	7.18%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Bloomberg Barclays U.S. Aggregate Bond Index	61.10%	58.00%
Standard & Poor’s 500 Stock Index	27.20%	29.30%
MSCI EAFE Index (net div)	7.70%	8.50%
Bloomberg Commodity Index	2.00%	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%	2.10%

Performance Summary  - continued
MFS Lifetime 2030 Fund
Growth of a Hypothetical $10,000 Investment
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	29.17%	10.79%	8.40%	N/A
B	9/29/05	28.24%	9.97%	7.60%	N/A
C	9/29/05	28.24%	9.97%	7.59%	N/A
I	9/29/05	29.48%	11.01%	8.65%	N/A
R1	9/29/05	28.21%	9.96%	7.59%	N/A
R2	9/29/05	28.84%	10.52%	8.13%	N/A
R3	9/29/05	29.18%	10.80%	8.40%	N/A
R4	9/29/05	29.58%	11.07%	8.67%	N/A
R6	8/29/16	29.71%	N/A	N/A	10.86%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	14.17%	N/A
MFS Lifetime 2030 Fund Blended Index (f)(z)	24.71%	10.54%	8.52%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	3.39%	N/A
Bloomberg Commodity Index (f)	48.52%	2.26%	(5.85)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	5.88%	N/A
MSCI EAFE Index (net div) (f)	39.88%	8.87%	5.22%	N/A
With sales charge

A With Initial Sales Charge (5.75%)	21.74%	9.49%	7.76%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	24.24%	9.70%	7.60%	N/A
C With CDSC (1% for 12 months) (v)	27.24%	9.97%	7.59%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor’s 500 Stock Index	39.70%	42.10%
Bloomberg Barclays U.S. Aggregate Bond Index	42.00%	38.00%
MSCI EAFE Index (net div)	12.50%	13.70%
Bloomberg Commodity Index	2.90%	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.90%	3.10%

Performance Summary  - continued
MFS Lifetime 2035 Fund
Growth of a Hypothetical $10,000 Investment (t)
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	38.48%	12.31%	10.76%
B	11/02/12	37.44%	11.47%	9.93%
C	11/02/12	37.40%	11.46%	9.94%
I	11/02/12	38.83%	12.52%	11.01%
R1	11/02/12	37.27%	11.42%	9.91%
R2	11/02/12	38.06%	12.00%	10.48%
R3	11/02/12	38.44%	12.29%	10.76%
R4	11/02/12	38.82%	12.59%	11.04%
R6	8/29/16	39.08%	N/A	12.44%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	15.80%
MFS Lifetime 2035 Fund Blended Index (f)(z)	33.85%	12.01%	10.75%
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	2.80%
Bloomberg Commodity Index (f)	48.52%	2.26%	(4.60)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	6.22%
MSCI EAFE Index (net div) (f)	39.88%	8.87%	7.56%
With sales charge

A With Initial Sales Charge (5.75%)	30.52%	10.99%	9.99%
B With CDSC (Declining over six years from 4% to 0%) (v)	33.44%	11.21%	9.93%
C With CDSC (1% for 12 months) (v)	36.40%	11.46%	9.94%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor’s 500 Stock Index	50.90%	52.25%
MSCI EAFE Index (net div)	19.30%	20.40%
Bloomberg Barclays U.S. Aggregate Bond Index	22.00%	19.25%
Bloomberg Commodity Index	3.90%	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.90%	4.05%

Performance Summary  - continued
MFS Lifetime 2040 Fund
Growth of a Hypothetical $10,000 Investment
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/29/05	41.38%	12.90%	9.58%	N/A
B	9/29/05	40.36%	12.06%	8.76%	N/A
C	9/29/05	40.39%	12.07%	8.77%	N/A
I	9/29/05	41.67%	13.12%	9.83%	N/A
R1	9/29/05	40.32%	12.05%	8.76%	N/A
R2	9/29/05	40.98%	12.61%	9.30%	N/A
R3	9/29/05	41.32%	12.89%	9.58%	N/A
R4	9/29/05	41.74%	13.18%	9.86%	N/A
R6	8/29/16	41.92%	N/A	N/A	13.05%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	14.17%	N/A
MFS Lifetime 2040 Fund Blended Index (f)(z)	37.60%	12.61%	9.56%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	3.39%	N/A
Bloomberg Commodity Index (f)	48.52%	2.26%	(5.85)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	5.88%	N/A
MSCI EAFE Index (net div) (f)	39.88%	8.87%	5.22%	N/A
With sales charge

A With Initial Sales Charge (5.75%)	33.26%	11.57%	8.94%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	36.36%	11.81%	8.76%	N/A
C With CDSC (1% for 12 months) (v)	39.39%	12.07%	8.77%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor's 500 Stock Index	54.25%	54.75%
MSCI EAFE Index (net div)	23.60%	24.40%
Bloomberg Barclays U.S. Aggregate Bond Index	13.25%	11.75%
Bloomberg Commodity Index	4.45%	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.45%	4.55%

Performance Summary  - continued
MFS Lifetime 2045 Fund
Growth of a Hypothetical $10,000 Investment (t)
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	44.10%	13.22%	11.42%
B	11/02/12	42.95%	12.37%	10.57%
C	11/02/12	43.01%	12.36%	10.57%
I	11/02/12	44.43%	13.52%	11.69%
R1	11/02/12	42.98%	12.35%	10.56%
R2	11/02/12	43.65%	12.92%	11.12%
R3	11/02/12	44.05%	13.21%	11.40%
R4	11/02/12	44.39%	13.50%	11.67%
R6	8/29/16	44.58%	N/A	13.38%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	15.80%
MFS Lifetime 2045 Fund Blended Index (f)(z)	41.12%	12.97%	11.36%
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	2.80%
Bloomberg Commodity Index (f)	48.52%	2.26%	(4.60)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	6.22%
MSCI EAFE Index (net div) (f)	39.88%	8.87%	7.56%
With sales charge

A With Initial Sales Charge (5.75%)	35.82%	11.88%	10.65%
B With CDSC (Declining over six years from 4% to 0%) (v)	38.95%	12.12%	10.57%
C With CDSC (1% for 12 months) (v)	42.01%	12.36%	10.57%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor’s 500 Stock Index	56.75%	57.00%
MSCI EAFE Index (net div)	27.60%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.75%	5.00%
Bloomberg Commodity Index	4.95%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.95%	5.00%

Performance Summary  - continued
MFS Lifetime 2050 Fund
Growth of a Hypothetical $10,000 Investment (t)
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	9/15/10	44.17%	13.23%	9.78%	N/A
B	9/15/10	43.04%	12.37%	8.95%	N/A
C	9/15/10	43.12%	12.37%	8.95%	N/A
I	9/15/10	44.49%	13.50%	10.05%	N/A
R1	9/15/10	43.08%	12.38%	8.95%	N/A
R2	9/15/10	43.72%	12.95%	9.50%	N/A
R3	9/15/10	44.16%	13.23%	9.77%	N/A
R4	9/15/10	44.52%	13.51%	10.04%	N/A
R6	8/29/16	44.70%	N/A	N/A	13.40%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	14.17%	N/A
MFS Lifetime 2050 Fund Blended Index (f)(z)	41.25%	13.00%	9.75%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	3.39%	N/A
Bloomberg Commodity Index (f)	48.52%	2.26%	(5.85)%	N/A
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	5.88%	N/A
MSCI EAFE Index (net div) (f)	39.88%	8.87%	5.22%	N/A
With sales charge

A With Initial Sales Charge (5.75%)	35.88%	11.89%	9.13%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	39.04%	12.12%	8.95%	N/A
C With CDSC (1% for 12 months) (v)	42.12%	12.37%	8.95%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2055 Fund
Growth of a Hypothetical $10,000 Investment (t)
Average annual total returns through 4/30/21
Without sales charge
Share Class	Class Inception Date	1-yr	5-yr	Life (t)
A	11/02/12	44.11%	13.20%	11.41%
B	11/02/12	43.06%	12.36%	10.58%
C	11/02/12	43.08%	12.36%	10.58%
I	11/02/12	44.42%	13.39%	11.64%
R1	11/02/12	43.16%	12.37%	10.58%
R2	11/02/12	43.78%	12.93%	11.13%
R3	11/02/12	44.10%	13.21%	11.41%
R4	11/02/12	44.49%	13.49%	11.69%
R6	8/29/16	44.75%	N/A	13.40%
Comparative benchmark(s)

Standard & Poor’s 500 Stock Index (f)	45.98%	17.42%	15.80%
MFS Lifetime 2055 Fund Blended Index (f)(z)	41.25%	13.00%	11.37%
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.19%	2.80%
Bloomberg Commodity Index (f)	48.52%	2.26%	(4.60)%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	5.18%	6.22%
MSCI EAFE Index (net div) (f)	39.88%	8.87%	7.56%
With sales charge

A With Initial Sales Charge (5.75%)	35.82%	11.86%	10.64%
B With CDSC (Declining over six years from 4% to 0%) (v)	39.06%	12.11%	10.58%
C With CDSC (1% for 12 months) (v)	42.08%	12.36%	10.58%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%

Performance Summary  - continued
MFS Lifetime 2060 Fund
Growth of a Hypothetical $10,000 Investment (t)
Total Returns through 4/30/21
Average annual without sales charge
Share Class	Class Inception Date	1-yr	Life (t)
A	12/06/16	44.39%	13.96%
B	12/06/16	43.16%	13.11%
C	12/06/16	43.28%	13.12%
I	12/06/16	44.66%	14.25%
R1	12/06/16	43.20%	13.12%
R2	12/06/16	43.97%	13.69%
R3	12/06/16	44.28%	13.96%
R4	12/06/16	44.61%	14.24%
R6	12/06/16	44.87%	14.36%
Comparative benchmark(s)

Standard & Poor's 500 Stock Index (f)	45.98%	17.87%
MFS Lifetime 2060 Fund Blended Index (f)(z)	41.25%	13.83%
Bloomberg Barclays U.S. Aggregate Bond Index (f)	(0.27)%	3.85%
Bloomberg Commodity Index (f)	48.52%	1.77%
FTSE EPRA Nareit Developed Real Estate Index (net div) (f)	33.84%	6.90%
MSCI EAFE Index (net div) (f)	39.88%	10.56%
Average annual with sales charge

A With Initial Sales Charge (5.75%)	36.09%	12.44%
B With CDSC (Declining over six years from 4% to 0%) (v)	39.16%	12.81%
C With CDSC (1% for 12 months) (v)	42.28%	13.12%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary  - continued
(z)	The weights of the components of the blended benchmark (MFS Lifetime 2060 Fund Blended Index) (a custom index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:
	4/30/21	4/30/20
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index (net div)	28.00%	28.00%
Bloomberg Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%	5.00%
Benchmark Definition(s)
Bloomberg Barclays U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
Bloomberg Commodity Index – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.
FTSE EPRA Nareit Developed Real Estate Index(c) (net div) – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.
MSCI EAFE (Europe, Australasia, Far East) Index(e) (net div) - a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.
Standard & Poor's 500 Stock Index(g) – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
It is not possible to invest directly in an index.
(a)	BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg's licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
(c)	FTSE International Limited (“FTSE”)© FTSE 2019. “FTSE®” is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. “FT-SE®”, “FOOTSIE®” and “FTSE4GOOD®” are trademarks of the London Stock Exchange Group companies. “Nareit®” is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”) and “EPRA®” is a trademark of the European Public Real Estate Association (“EPRA”) and all are used by FTSE under license. The FTSE EPRA Nareit Developed Real Estate Index is calculated by FTSE. Neither FTSE, Euronext N.V., Nareit, nor EPRA sponsor, endorse, or promote this product and are not in any way connected to it and do not accept any liability. All intellectual property rights in the index values and constituent list vests in FTSE, Euronext N.V., Nareit, and EPRA. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
(e)	Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
(g)	“Standard & Poor's®” and “S&P®” are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”) and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).
Notes to Performance Summary
Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods, for certain classes for certain funds.

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

Expense Tables
Fund expenses borne by the shareholders during the period,
November 1, 2020 through April 30, 2021
As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME INCOME FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.23%	$1,000.00	$1,085.36	$1.19
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.98%	$1,000.00	$1,081.33	$5.06
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
C	Actual	0.98%	$1,000.00	$1,080.55	$5.06
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$1,086.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$1,080.44	$5.06
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$1,083.18	$2.48
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$1,085.36	$1.19
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$1,086.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,086.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
529A	Actual	0.27%	$1,000.00	$1,085.43	$1.40
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35
529B	Actual	0.25%	$1,000.00	$1,085.35	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
529C	Actual	1.02%	$1,000.00	$1,081.33	$5.26
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
For the MFS Lifetime Income Fund, for the period from November 1, 2020 through April 30, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.02%, $5.27, and $5.11 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables - continued
MFS LIFETIME 2020 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.25%	$1,000.00	$1,084.18	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	0.99%	$1,000.00	$1,080.52	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,079.91	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,086.20	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,080.16	$5.16
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.49%	$1,000.00	$1,083.31	$2.53
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.25%	$1,000.00	$1,084.59	$1.29
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,086.29	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,086.63	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2025 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.25%	$1,000.00	$1,115.18	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,111.28	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,111.20	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,116.66	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,110.03	$5.23
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,113.93	$2.62
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,115.36	$1.31
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,116.45	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,117.59	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2030 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.24%	$1,000.00	$1,172.88	$1.29
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	0.99%	$1,000.00	$1,168.89	$5.32
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,168.90	$5.32
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,174.07	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$1,167.95	$5.32
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,171.02	$2.64
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.25%	$1,000.00	$1,172.72	$1.35
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,174.34	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,174.86	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2035 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.25%	$1,000.00	$1,233.61	$1.38
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,229.04	$5.53
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,228.75	$5.53
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,235.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,226.76	$5.52
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,231.91	$2.77
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,233.40	$1.38
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,235.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,235.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2040 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.24%	$1,000.00	$1,254.40	$1.34
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	0.99%	$1,000.00	$1,250.33	$5.52
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
C	Actual	0.99%	$1,000.00	$1,250.19	$5.52
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
I	Actual	0.00%	$1,000.00	$1,256.57	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.99%	$1,000.00	$1,250.03	$5.52
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R2	Actual	0.49%	$1,000.00	$1,252.92	$2.74
	Hypothetical (h)	0.49%	$1,000.00	$1,022.36	$2.46
R3	Actual	0.24%	$1,000.00	$1,254.65	$1.34
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
R4	Actual	0.00%	$1,000.00	$1,256.71	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,256.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2045 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.25%	$1,000.00	$1,273.69	$1.41
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,269.02	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,268.66	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,274.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,268.22	$5.62
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,272.00	$2.82
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,273.88	$1.41
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,275.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,276.16	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2050 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.25%	$1,000.00	$1,274.42	$1.41
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,269.67	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,269.56	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,275.76	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,270.08	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,272.74	$2.82
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,274.57	$1.41
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,276.05	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,276.90	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2055 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.25%	$1,000.00	$1,273.83	$1.41
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,269.41	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,269.95	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,276.03	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,269.96	$5.63
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,272.49	$2.82
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,273.74	$1.41
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,276.48	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,277.34	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables - continued
MFS LIFETIME 2060 FUND
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Expenses Paid During Period (p) 11/01/20-4/30/21
A	Actual	0.23%	$1,000.00	$1,275.07	$1.30
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	0.98%	$1,000.00	$1,270.06	$5.52
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
C	Actual	0.98%	$1,000.00	$1,270.34	$5.52
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
I	Actual	0.00%	$1,000.00	$1,276.38	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	0.98%	$1,000.00	$1,269.87	$5.52
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
R2	Actual	0.48%	$1,000.00	$1,273.34	$2.71
	Hypothetical (h)	0.48%	$1,000.00	$1,022.41	$2.41
R3	Actual	0.23%	$1,000.00	$1,274.36	$1.30
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
R4	Actual	0.00%	$1,000.00	$1,275.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R6	Actual	0.00%	$1,000.00	$1,277.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Portfolio of Investments
4/30/21
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.1%
MFS Emerging Markets Debt Fund - Class R6	928,313	$ 13,766,878
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,048,946	6,818,147
MFS Global Opportunistic Bond Fund - Class R6	3,655,256	34,249,746
MFS Government Securities Fund - Class R6	6,781,340	68,491,534
MFS High Income Fund - Class R6	6,039,288	20,775,151
MFS Inflation-Adjusted Bond Fund - Class R6	6,115,806	69,169,767
MFS Limited Maturity Fund - Class R6	22,582,654	137,302,541
MFS Total Return Bond Fund - Class R6	12,182,037	137,291,563
		$ 487,865,327
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,306,574	$ 17,429,696
MFS International Growth Fund - Class R6	78,405	3,481,962
MFS International Intrinsic Value Fund - Class R6	66,054	3,477,076
MFS Research International Fund - Class R6	451,725	10,443,882
		$ 34,832,616
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	2,369,284	$ 14,476,327
MFS Global Real Estate Fund - Class R6	728,055	14,349,953
		$ 28,826,280
U.S. Stock Funds – 20.6%
MFS Blended Research Core Equity Fund - Class R6	414,936	$ 14,344,326
MFS Blended Research Growth Equity Fund - Class R6	699,340	14,273,533
MFS Blended Research Mid Cap Equity Fund - Class R6	1,404,340	21,528,529
MFS Blended Research Small Cap Equity Fund - Class R6	403,155	7,063,270
MFS Blended Research Value Equity Fund - Class R6	893,956	14,330,111
MFS Growth Fund - Class R6	81,199	14,277,190
MFS Mid Cap Growth Fund - Class R6	336,374	10,568,874
MFS Mid Cap Value Fund - Class R6	345,123	10,795,458
MFS New Discovery Fund - Class R6	76,767	3,487,542
MFS New Discovery Value Fund - Class R6	172,568	3,566,978
MFS Research Fund - Class R6	252,393	14,376,335
MFS Value Fund - Class R6	282,626	14,320,648
		$ 142,932,794
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	1,058,335	$ 1,058,335
Total Investment Companies (Identified Cost, $572,125,795)		$695,515,352
Other Assets, Less Liabilities – 0.0%		93,714
Net Assets – 100.0%		$695,609,066
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2020 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 71.1%
MFS Emerging Markets Debt Fund - Class R6	491,300	$ 7,285,979
MFS Emerging Markets Debt Local Currency Fund - Class R6	557,455	3,623,458
MFS Global Opportunistic Bond Fund - Class R6	1,938,347	18,162,314
MFS Government Securities Fund - Class R6	3,598,034	36,340,148
MFS High Income Fund - Class R6	3,175,179	10,922,615
MFS Inflation-Adjusted Bond Fund - Class R6	3,208,589	36,289,143
MFS Limited Maturity Fund - Class R6	11,956,193	72,693,652
MFS Total Return Bond Fund - Class R6	6,453,416	72,729,997
		$ 258,047,306
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	673,146	$ 8,979,763
MFS International Growth Fund - Class R6	40,309	1,790,111
MFS International Intrinsic Value Fund - Class R6	34,055	1,792,673
MFS Research International Fund - Class R6	232,879	5,384,165
		$ 17,946,712
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,190,340	$ 7,272,978
MFS Global Real Estate Fund - Class R6	368,596	7,265,031
		$ 14,538,009
U.S. Stock Funds – 19.9%
MFS Blended Research Core Equity Fund - Class R6	209,947	$ 7,257,880
MFS Blended Research Growth Equity Fund - Class R6	353,984	7,224,805
MFS Blended Research Mid Cap Equity Fund - Class R6	704,917	10,806,386
MFS Blended Research Small Cap Equity Fund - Class R6	204,937	3,590,496
MFS Blended Research Value Equity Fund - Class R6	453,510	7,269,760
MFS Growth Fund - Class R6	41,017	7,212,066
MFS Mid Cap Growth Fund - Class R6	171,641	5,392,952
MFS Mid Cap Value Fund - Class R6	174,146	5,447,296
MFS New Discovery Fund - Class R6	39,482	1,793,674
MFS New Discovery Value Fund - Class R6	87,601	1,810,704
MFS Research Fund - Class R6	127,567	7,266,209
MFS Value Fund - Class R6	143,717	7,282,134
		$ 72,354,362
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	245,192	$ 245,192
Total Investment Companies (Identified Cost, $296,039,954)		$363,131,581
Other Assets, Less Liabilities – (0.0)%		(86,523)
Net Assets – 100.0%		$363,045,058
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.0%
MFS Emerging Markets Debt Fund - Class R6	944,003	$ 13,999,564
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,404,658	9,130,279
MFS Global Opportunistic Bond Fund - Class R6	2,573,380	24,112,574
MFS Government Securities Fund - Class R6	4,771,488	48,192,028
MFS High Income Fund - Class R6	6,728,182	23,144,947
MFS Inflation-Adjusted Bond Fund - Class R6	4,280,673	48,414,411
MFS Limited Maturity Fund - Class R6	8,794,037	53,467,744
MFS Total Return Bond Fund - Class R6	6,659,309	75,050,407
		$ 295,511,954
International Stock Funds – 7.6%
MFS Blended Research International Equity Fund - Class R6	1,381,236	$ 18,425,687
MFS International Growth Fund - Class R6	102,101	4,534,296
MFS International Intrinsic Value Fund - Class R6	85,888	4,521,158
MFS Research International Fund - Class R6	403,935	9,338,968
		$ 36,820,109
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	1,621,478	$ 9,907,228
MFS Global Real Estate Fund - Class R6	495,837	9,772,955
		$ 19,680,183
U.S. Stock Funds – 27.2%
MFS Blended Research Core Equity Fund - Class R6	406,275	$ 14,044,909
MFS Blended Research Growth Equity Fund - Class R6	685,427	13,989,571
MFS Blended Research Mid Cap Equity Fund - Class R6	1,231,782	18,883,225
MFS Blended Research Small Cap Equity Fund - Class R6	276,249	4,839,880
MFS Blended Research Value Equity Fund - Class R6	879,626	14,100,407
MFS Growth Fund - Class R6	79,648	14,004,515
MFS Mid Cap Growth Fund - Class R6	298,921	9,392,104
MFS Mid Cap Value Fund - Class R6	304,046	9,510,573
MFS New Discovery Fund - Class R6	53,365	2,424,352
MFS New Discovery Value Fund - Class R6	117,904	2,437,080
MFS Research Fund - Class R6	247,440	14,094,163
MFS Value Fund - Class R6	278,431	14,108,105
		$ 131,828,884
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	781,292	$ 781,292
Total Investment Companies (Identified Cost, $399,989,043)		$484,622,422
Other Assets, Less Liabilities – (0.0)%		(88,882)
Net Assets – 100.0%		$484,533,540
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 42.1%
MFS Emerging Markets Debt Fund - Class R6	1,599,536	$ 23,721,114
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,427,265	15,777,220
MFS Global Opportunistic Bond Fund - Class R6	4,206,987	39,419,469
MFS Government Securities Fund - Class R6	7,809,503	78,875,980
MFS High Income Fund - Class R6	11,496,476	39,547,879
MFS Inflation-Adjusted Bond Fund - Class R6	5,134,576	58,072,059
MFS Limited Maturity Fund - Class R6	1,442,439	8,770,031
MFS Total Return Bond Fund - Class R6	6,154,796	69,364,551
		$ 333,548,303
International Stock Funds – 12.3%
MFS Blended Research International Equity Fund - Class R6	3,407,148	$ 45,451,362
MFS International Growth Fund - Class R6	255,061	11,327,255
MFS International Intrinsic Value Fund - Class R6	214,328	11,282,234
MFS International New Discovery Fund - Class R6	178,441	6,966,334
MFS Research International Fund - Class R6	980,719	22,674,216
		$ 97,701,401
Specialty Funds – 5.8%
MFS Commodity Strategy Fund - Class R6	3,831,353	$ 23,409,565
MFS Global Real Estate Fund - Class R6	1,163,528	22,933,137
		$ 46,342,702
U.S. Stock Funds – 39.7%
MFS Blended Research Core Equity Fund - Class R6	893,757	$ 30,897,194
MFS Blended Research Growth Equity Fund - Class R6	1,506,416	30,745,945
MFS Blended Research Mid Cap Equity Fund - Class R6	3,459,558	53,035,020
MFS Blended Research Small Cap Equity Fund - Class R6	656,527	11,502,345
MFS Blended Research Value Equity Fund - Class R6	1,936,839	31,047,535
MFS Growth Fund - Class R6	175,620	30,879,287
MFS Mid Cap Growth Fund - Class R6	837,785	26,323,191
MFS Mid Cap Value Fund - Class R6	854,473	26,727,924
MFS New Discovery Fund - Class R6	126,653	5,753,834
MFS New Discovery Value Fund - Class R6	278,932	5,765,521
MFS Research Fund - Class R6	544,657	31,023,676
MFS Value Fund - Class R6	610,606	30,939,428
		$ 314,640,900
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	839,311	$ 839,311
Total Investment Companies (Identified Cost, $569,501,289)		$793,072,617
Other Assets, Less Liabilities – (0.0)%		(126,356)
Net Assets – 100.0%		$792,946,261
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 22.1%
MFS Emerging Markets Debt Fund - Class R6	991,483	$ 14,703,695
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,505,049	9,782,816
MFS Global Opportunistic Bond Fund - Class R6	1,218,687	11,419,102
MFS Government Securities Fund - Class R6	542,248	5,476,708
MFS High Income Fund - Class R6	7,129,149	24,524,272
MFS Inflation-Adjusted Bond Fund - Class R6	2,265,802	25,626,221
MFS Total Return Bond Fund - Class R6	1,546,222	17,425,922
		$ 108,958,736
International Stock Funds – 19.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	135,366	$ 2,172,619
MFS Blended Research International Equity Fund - Class R6	2,998,619	40,001,586
MFS Emerging Markets Equity Fund - Class R6	51,079	2,155,534
MFS International Growth Fund - Class R6	261,561	11,615,933
MFS International Intrinsic Value Fund - Class R6	219,907	11,575,911
MFS International New Discovery Fund - Class R6	234,950	9,172,434
MFS Research International Fund - Class R6	723,996	16,738,792
		$ 93,432,809
Specialty Funds – 7.9%
MFS Commodity Strategy Fund - Class R6	3,231,856	$ 19,746,636
MFS Global Real Estate Fund - Class R6	979,664	19,309,181
		$ 39,055,817
U.S. Stock Funds – 50.9%
MFS Blended Research Core Equity Fund - Class R6	569,343	$ 19,682,194
MFS Blended Research Growth Equity Fund - Class R6	1,290,639	26,341,948
MFS Blended Research Mid Cap Equity Fund - Class R6	2,825,976	43,322,218
MFS Blended Research Small Cap Equity Fund - Class R6	545,693	9,560,540
MFS Blended Research Value Equity Fund - Class R6	1,645,948	26,384,554
MFS Growth Fund - Class R6	150,113	26,394,288
MFS Mid Cap Growth Fund - Class R6	686,277	21,562,823
MFS Mid Cap Value Fund - Class R6	696,330	21,781,210
MFS New Discovery Fund - Class R6	105,761	4,804,711
MFS New Discovery Value Fund - Class R6	232,432	4,804,365
MFS Research Fund - Class R6	346,781	19,752,619
MFS Value Fund - Class R6	520,245	26,360,812
		$ 250,752,282
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	397,611	$ 397,610
Total Investment Companies (Identified Cost, $354,868,266)		$492,597,254
Other Assets, Less Liabilities – (0.0)%		(96,401)
Net Assets – 100.0%		$492,500,853
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 13.2%
MFS Emerging Markets Debt Fund - Class R6	683,179	$ 10,131,545
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,038,820	6,752,333
MFS Global Opportunistic Bond Fund - Class R6	718,594	6,733,222
MFS High Income Fund - Class R6	4,909,166	16,887,532
MFS Inflation-Adjusted Bond Fund - Class R6	2,094,961	23,694,004
MFS Total Return Bond Fund - Class R6	1,497,767	16,879,831
		$ 81,078,467
International Stock Funds – 23.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	274,352	$ 4,403,343
MFS Blended Research International Equity Fund - Class R6	4,372,755	58,332,551
MFS Emerging Markets Equity Fund - Class R6	103,357	4,361,653
MFS International Growth Fund - Class R6	402,855	17,890,815
MFS International Intrinsic Value Fund - Class R6	338,851	17,837,118
MFS International New Discovery Fund - Class R6	448,592	17,513,035
MFS Research International Fund - Class R6	976,174	22,569,140
		$ 142,907,655
Specialty Funds – 9.0%
MFS Commodity Strategy Fund - Class R6	4,540,142	$ 27,740,271
MFS Global Real Estate Fund - Class R6	1,393,781	27,471,423
		$ 55,211,694
U.S. Stock Funds – 54.5%
MFS Blended Research Core Equity Fund - Class R6	713,094	$ 24,651,658
MFS Blended Research Growth Equity Fund - Class R6	1,726,172	35,231,183
MFS Blended Research Mid Cap Equity Fund - Class R6	3,786,872	58,052,744
MFS Blended Research Small Cap Equity Fund - Class R6	776,151	13,598,174
MFS Blended Research Value Equity Fund - Class R6	2,209,620	35,420,206
MFS Growth Fund - Class R6	200,544	35,261,598
MFS Mid Cap Growth Fund - Class R6	920,426	28,919,785
MFS Mid Cap Value Fund - Class R6	936,572	29,295,977
MFS New Discovery Fund - Class R6	149,793	6,805,078
MFS New Discovery Value Fund - Class R6	332,744	6,877,810
MFS Research Fund - Class R6	433,747	24,706,252
MFS Value Fund - Class R6	698,384	35,387,133
		$ 334,207,598
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	345,236	$ 345,236
Total Investment Companies (Identified Cost, $384,856,799)		$613,750,650
Other Assets, Less Liabilities – (0.0)%		(103,003)
Net Assets – 100.0%		$613,647,647
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.8%
MFS Emerging Markets Debt Fund - Class R6	41,351	$ 613,236
MFS Emerging Markets Debt Local Currency Fund - Class R6	62,793	408,155
MFS Global Opportunistic Bond Fund - Class R6	43,543	407,994
MFS High Income Fund - Class R6	297,258	1,022,568
MFS Inflation-Adjusted Bond Fund - Class R6	837,964	9,477,379
MFS Total Return Bond Fund - Class R6	803,486	9,055,287
		$ 20,984,619
International Stock Funds – 27.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	215,681	$ 3,461,673
MFS Blended Research International Equity Fund - Class R6	2,899,520	38,679,603
MFS Emerging Markets Equity Fund - Class R6	81,833	3,453,371
MFS International Growth Fund - Class R6	275,683	12,243,064
MFS International Intrinsic Value Fund - Class R6	232,141	12,219,884
MFS International New Discovery Fund - Class R6	354,064	13,822,643
MFS Research International Fund - Class R6	611,518	14,138,300
		$ 98,018,538
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,929,001	$ 17,896,194
MFS Global Real Estate Fund - Class R6	902,671	17,791,648
		$ 35,687,842
U.S. Stock Funds – 56.7%
MFS Blended Research Core Equity Fund - Class R6	415,208	$ 14,353,748
MFS Blended Research Growth Equity Fund - Class R6	1,045,858	21,345,959
MFS Blended Research Mid Cap Equity Fund - Class R6	2,317,286	35,523,999
MFS Blended Research Small Cap Equity Fund - Class R6	503,176	8,815,639
MFS Blended Research Value Equity Fund - Class R6	1,341,382	21,502,349
MFS Growth Fund - Class R6	121,373	21,340,933
MFS Mid Cap Growth Fund - Class R6	564,332	17,731,328
MFS Mid Cap Value Fund - Class R6	571,872	17,888,147
MFS New Discovery Fund - Class R6	97,014	4,407,358
MFS New Discovery Value Fund - Class R6	214,501	4,433,734
MFS Research Fund - Class R6	252,679	14,392,606
MFS Value Fund - Class R6	424,738	21,521,486
		$ 203,257,286
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	366,634	$ 366,634
Total Investment Companies (Identified Cost, $249,927,194)		$358,314,919
Other Assets, Less Liabilities – (0.0)%		(89,471)
Net Assets – 100.0%		$358,225,448
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	809,342	$ 9,153,654
MFS Total Return Bond Fund - Class R6	811,636	9,147,142
		$ 18,300,796
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	226,357	$ 3,633,026
MFS Blended Research International Equity Fund - Class R6	2,993,829	39,937,686
MFS Emerging Markets Equity Fund - Class R6	85,869	3,623,677
MFS International Growth Fund - Class R6	285,624	12,684,547
MFS International Intrinsic Value Fund - Class R6	240,398	12,654,555
MFS International New Discovery Fund - Class R6	371,512	14,503,816
MFS Research International Fund - Class R6	627,652	14,511,326
		$ 101,548,633
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	3,020,376	$ 18,454,495
MFS Global Real Estate Fund - Class R6	929,929	18,328,906
		$ 36,783,401
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	422,989	$ 14,622,735
MFS Blended Research Growth Equity Fund - Class R6	1,070,135	21,841,452
MFS Blended Research Mid Cap Equity Fund - Class R6	2,375,420	36,415,187
MFS Blended Research Small Cap Equity Fund - Class R6	518,838	9,090,041
MFS Blended Research Value Equity Fund - Class R6	1,373,739	22,021,029
MFS Growth Fund - Class R6	124,293	21,854,383
MFS Mid Cap Growth Fund - Class R6	578,505	18,176,637
MFS Mid Cap Value Fund - Class R6	586,302	18,339,521
MFS New Discovery Fund - Class R6	100,059	4,545,695
MFS New Discovery Value Fund - Class R6	221,154	4,571,262
MFS Research Fund - Class R6	257,498	14,667,091
MFS Value Fund - Class R6	434,759	22,029,238
		$ 208,174,271
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	337,934	$ 337,934
Total Investment Companies (Identified Cost, $245,955,928)		$365,145,035
Other Assets, Less Liabilities – (0.0)%		(92,908)
Net Assets – 100.0%		$365,052,127
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	444,649	$ 5,028,984
MFS Total Return Bond Fund - Class R6	445,666	5,022,655
		$ 10,051,639
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	124,730	$ 2,001,921
MFS Blended Research International Equity Fund - Class R6	1,647,162	21,973,135
MFS Emerging Markets Equity Fund - Class R6	47,296	1,995,903
MFS International Growth Fund - Class R6	157,271	6,984,408
MFS International Intrinsic Value Fund - Class R6	132,478	6,973,665
MFS International New Discovery Fund - Class R6	204,494	7,983,446
MFS Research International Fund - Class R6	345,369	7,984,921
		$ 55,897,399
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	1,675,459	$ 10,237,051
MFS Global Real Estate Fund - Class R6	512,156	10,094,599
		$ 20,331,650
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	232,322	$ 8,031,381
MFS Blended Research Growth Equity Fund - Class R6	588,705	12,015,475
MFS Blended Research Mid Cap Equity Fund - Class R6	1,308,583	20,060,582
MFS Blended Research Small Cap Equity Fund - Class R6	286,298	5,015,933
MFS Blended Research Value Equity Fund - Class R6	754,884	12,100,795
MFS Growth Fund - Class R6	68,429	12,031,872
MFS Mid Cap Growth Fund - Class R6	318,984	10,022,486
MFS Mid Cap Value Fund - Class R6	322,607	10,091,131
MFS New Discovery Fund - Class R6	55,405	2,517,049
MFS New Discovery Value Fund - Class R6	121,743	2,516,434
MFS Research Fund - Class R6	141,540	8,062,100
MFS Value Fund - Class R6	238,491	12,084,327
		$ 114,549,565
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	201,256	$ 201,255
Total Investment Companies (Identified Cost, $145,405,402)		$201,031,508
Other Assets, Less Liabilities – (0.0)%		(40,916)
Net Assets – 100.0%		$200,990,592
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	132,841	$ 1,502,428
MFS Total Return Bond Fund - Class R6	133,520	1,504,776
		$ 3,007,204
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	37,233	$ 597,580
MFS Blended Research International Equity Fund - Class R6	492,931	6,575,704
MFS Emerging Markets Equity Fund - Class R6	14,149	597,102
MFS International Growth Fund - Class R6	47,065	2,090,153
MFS International Intrinsic Value Fund - Class R6	39,695	2,089,537
MFS International New Discovery Fund - Class R6	61,224	2,390,193
MFS Research International Fund - Class R6	103,404	2,390,698
		$ 16,730,967
Specialty Funds – 10.1%
MFS Commodity Strategy Fund - Class R6	496,488	$ 3,033,544
MFS Global Real Estate Fund - Class R6	152,245	3,000,739
		$ 6,034,283
U.S. Stock Funds – 57.0%
MFS Blended Research Core Equity Fund - Class R6	69,312	$ 2,396,121
MFS Blended Research Growth Equity Fund - Class R6	175,889	3,589,899
MFS Blended Research Mid Cap Equity Fund - Class R6	390,171	5,981,319
MFS Blended Research Small Cap Equity Fund - Class R6	85,305	1,494,537
MFS Blended Research Value Equity Fund - Class R6	225,020	3,607,069
MFS Growth Fund - Class R6	20,416	3,589,678
MFS Mid Cap Growth Fund - Class R6	95,114	2,988,481
MFS Mid Cap Value Fund - Class R6	96,013	3,003,275
MFS New Discovery Fund - Class R6	16,452	747,433
MFS New Discovery Value Fund - Class R6	36,235	748,973
MFS Research Fund - Class R6	42,148	2,400,760
MFS Value Fund - Class R6	71,199	3,607,674
		$ 34,155,219
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.04% (v)	34,567	$ 34,567
Total Investment Companies (Identified Cost, $47,341,285)		$59,962,240
Other Assets, Less Liabilities – (0.1)%		(32,569)
Net Assets – 100.0%		$59,929,671
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments – continued
Portfolio Footnotes:
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$695,515,352
MFS Lifetime 2020 Fund	363,131,581
MFS Lifetime 2025 Fund	484,622,422
MFS Lifetime 2030 Fund	793,072,617
MFS Lifetime 2035 Fund	492,597,254
MFS Lifetime 2040 Fund	613,750,650
MFS Lifetime 2045 Fund	358,314,919
MFS Lifetime 2050 Fund	365,145,035
MFS Lifetime 2055 Fund	201,031,508
MFS Lifetime 2060 Fund	59,962,240
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

Financial Statements
Statements of Assets and Liabilities
At 4/30/21
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $572,125,795, $296,039,954, $399,989,043, $569,501,289, and $354,868,266, respectively)	$695,515,352	$363,131,581	$484,622,422	$793,072,617	$492,597,254
Receivables for
Investments sold	159,356	156,498	9,220	73,612	—
Fund shares sold	428,701	254,980	525,136	1,543,478	834,712
Receivable from investment adviser	111,038	61,452	82,481	129,152	82,064
Other assets	2,368	1,074	1,209	1,750	1,126
Total assets	$696,216,815	$363,605,585	$485,240,468	$794,820,609	$493,515,156
Liabilities
Payables for
Distributions	$39,018	$—	$—	$—	$—
Investments purchased	169,360	142,010	131,213	1,400,339	629,285
Fund shares reacquired	139,020	266,333	405,999	223,221	214,532
Payable to affiliates
Administrative services fee	94	94	94	94	94
Shareholder servicing costs	177,906	97,240	107,209	184,257	114,081
Distribution and service fees	10,495	3,240	2,920	6,841	3,214
Program manager fee	527	—	—	—	—
Payable for independent Trustees' compensation	18	18	15	14	12
Accrued expenses and other liabilities	71,311	51,592	59,478	59,582	53,085
Total liabilities	$607,749	$560,527	$706,928	$1,874,348	$1,014,303
Net assets	$695,609,066	$363,045,058	$484,533,540	$792,946,261	$492,500,853
Net assets consist of
Paid-in capital	$582,105,822	$296,559,509	$397,858,680	$568,396,120	$357,119,844
Total distributable earnings (loss)	113,503,244	66,485,549	86,674,860	224,550,141	135,381,009
Net assets	$695,609,066	$363,045,058	$484,533,540	$792,946,261	$492,500,853

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$164,095,940	$46,331,281	$29,637,432	$81,398,113	$27,769,513
Class B	3,347,304	2,108,743	1,446,782	6,394,026	1,597,379
Class C	81,541,552	6,298,300	4,618,223	12,825,793	3,513,800
Class I	46,956,031	3,714,203	3,130,949	6,274,294	1,266,522
Class R1	1,932,495	1,713,752	374,332	5,635,709	469,874
Class R2	10,822,740	30,794,924	21,994,107	60,402,491	20,782,700
Class R3	75,909,427	87,642,916	112,825,739	196,178,019	141,555,344
Class R4	31,137,977	49,049,739	82,036,785	123,739,884	89,096,779
Class R6	87,750,150	135,391,200	228,469,191	300,097,932	206,448,942
Class 529A	159,423,487	—	—	—	—
Class 529B	3,826,102	—	—	—	—
Class 529C	28,865,861	—	—	—	—
Total net assets	$695,609,066	$363,045,058	$484,533,540	$792,946,261	$492,500,853
Shares of beneficial interest outstanding
Class A	11,858,615	3,270,997	1,975,952	4,471,783	1,490,907
Class B	241,884	149,351	97,184	356,108	86,349
Class C	5,895,447	452,456	312,139	719,081	191,154
Class I	3,392,345	260,176	207,960	342,880	67,785
Class R1	139,489	120,667	24,897	312,248	25,277
Class R2	781,839	2,187,288	1,470,986	3,347,829	1,116,464
Class R3	5,485,994	6,187,135	7,531,611	10,811,414	7,592,270
Class R4	2,250,379	3,435,621	5,437,115	6,747,441	4,750,426
Class R6	6,322,895	9,494,607	15,142,602	16,372,434	11,004,987
Class 529A	14,135,195	—	—	—	—
Class 529B	339,020	—	—	—	—
Class 529C	2,560,138	—	—	—	—
Total shares of beneficial interest outstanding	53,403,240	25,558,298	32,200,446	43,481,218	26,325,619
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$13.84	$14.16	$15.00	$18.20	$18.63
Offering price per share (100 / 95.75 x net asset value per share)	$14.45	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$15.02	$15.92	$19.31	$19.77
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$13.84	$14.12	$14.89	$17.96	$18.50
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$13.83	$13.92	$14.80	$17.84	$18.38
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.84	$14.28	$15.06	$18.30	$18.68
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.85	$14.20	$15.04	$18.05	$18.59
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.84	$14.08	$14.95	$18.04	$18.61
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.84	$14.17	$14.98	$18.15	$18.64

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.84	$14.28	$15.09	$18.34	$18.76
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$13.88	$14.26	$15.09	$18.33	$18.76
Class 529A shares
Net asset value and redemption price per share (net assets / shares of beneficial interest outstanding)	$11.28	$—	$—	$—	$—
Offering price per share (100 / 95.75 x net asset value per share)	$11.78	$—	$—	$—	$—
Class 529B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.29	$—	$—	$—	$—
Class 529C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$11.28	$—	$—	$—	$—
On sales of $100,000 or more, the maximum offering price of Class A and Class 529A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $384,856,799, $249,927,194, $245,955,928, $145,405,402, and $47,341,285, respectively)	$613,750,650	$358,314,919	$365,145,035	$201,031,508	$59,962,240
Receivables for
Investments sold	240,910	—	—	30,842	—
Fund shares sold	1,073,813	600,486	780,396	543,070	284,913
Receivable from investment adviser	108,867	63,276	65,625	50,072	38,612
Other assets	1,289	930	1,074	601	662
Total assets	$615,175,529	$358,979,611	$365,992,130	$201,656,093	$60,286,427
Liabilities
Payables for
Investments purchased	$430,592	$521,294	$587,542	$481,011	$285,988
Fund shares reacquired	884,916	85,417	192,015	61,552	3,563
Payable to affiliates
Administrative services fee	94	94	94	94	94
Shareholder servicing costs	150,965	94,393	104,190	68,277	19,859
Distribution and service fees	5,298	2,370	3,018	1,802	417
Payable for independent Trustees' compensation	14	12	12	12	13
Accrued expenses and other liabilities	56,003	50,583	53,132	52,753	46,822
Total liabilities	$1,527,882	$754,163	$940,003	$665,501	$356,756
Net assets	$613,647,647	$358,225,448	$365,052,127	$200,990,592	$59,929,671
Net assets consist of
Paid-in capital	$388,978,667	$251,497,665	$247,194,085	$146,152,368	$47,475,442
Total distributable earnings (loss)	224,668,980	106,727,783	117,858,042	54,838,224	12,454,229
Net assets	$613,647,647	$358,225,448	$365,052,127	$200,990,592	$59,929,671

Statements of Assets and Liabilities – continued
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net assets
Class A	$56,523,848	$18,979,713	$22,707,992	$14,314,494	$5,583,700
Class B	3,526,758	930,203	1,727,318	713,351	191,187
Class C	8,726,852	1,942,596	3,898,022	2,584,582	760,934
Class I	3,869,916	2,145,452	1,033,234	433,991	231,596
Class R1	3,965,420	551,504	694,925	663,352	85,990
Class R2	53,097,416	15,160,728	28,781,173	17,588,569	1,579,894
Class R3	156,544,270	109,034,482	113,346,448	65,613,389	17,477,481
Class R4	105,822,497	68,489,151	71,368,312	38,373,508	8,870,847
Class R6	221,570,670	140,991,619	121,494,703	60,705,356	25,148,042
Total net assets	$613,647,647	$358,225,448	$365,052,127	$200,990,592	$59,929,671
Shares of beneficial interest outstanding
Class A	2,779,683	956,730	946,923	700,846	349,280
Class B	174,595	47,191	73,134	35,090	11,983
Class C	437,760	99,012	165,972	128,153	47,971
Class I	188,865	107,595	43,133	21,219	14,392
Class R1	196,970	27,942	29,452	32,747	5,372
Class R2	2,627,014	767,479	1,214,305	864,112	98,951
Class R3	7,699,566	5,501,781	4,764,712	3,212,474	1,092,118
Class R4	5,147,818	3,435,282	2,977,818	1,866,682	551,950
Class R6	10,781,155	7,073,191	5,070,844	2,950,262	1,561,100
Total shares of beneficial interest outstanding	30,033,426	18,016,203	15,286,293	9,811,585	3,733,117
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$20.33	$19.84	$23.98	$20.42	$15.99
Offering price per share (100 / 94.25 x net asset value per share)	$21.57	$21.05	$25.44	$21.67	$16.97
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$20.20	$19.71	$23.62	$20.33	$15.95
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.94	$19.62	$23.49	$20.17	$15.86
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.49	$19.94	$23.95	$20.45	$16.09
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.13	$19.74	$23.59	$20.26	$16.01
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.21	$19.75	$23.70	$20.35	$15.97
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.33	$19.82	$23.79	$20.42	$16.00
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.56	$19.94	$23.97	$20.56	$16.07

Statements of Assets and Liabilities – continued
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.55	$19.93	$23.96	$20.58	$16.11
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 4/30/21
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income (loss)
Dividends from affiliated issuers	$13,831,127	$7,583,760	$8,858,598	$12,860,140	$6,761,483
Other	95	61	59	95	58
Excess expense reimbursement from investment adviser	89,491	172,571	249,417	329,022	213,530
Total investment income	$13,920,713	$7,756,392	$9,108,074	$13,189,257	$6,975,071
Expenses
Distribution and service fees	$2,304,923	$637,301	$537,415	$1,234,157	$543,951
Shareholder servicing costs	826,084	379,444	433,614	755,113	455,433
Program manager fees	89,308	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	13,385	8,035	8,495	13,700	8,444
Custodian fee	24,983	11,014	12,163	16,368	11,670
Shareholder communications	42,450	16,072	14,746	23,036	16,330
Audit and tax fees	40,132	38,398	37,592	38,470	37,591
Legal fees	9,105	6,744	7,343	9,640	7,290
Registration fees	143,742	130,106	145,969	148,260	148,878
Miscellaneous	38,530	34,846	35,607	39,329	36,232
Total expenses	$3,550,142	$1,279,460	$1,250,444	$2,295,573	$1,283,319
Reduction of expenses by investment adviser and distributor	(1,279,442)	(651,257)	(710,795)	(1,077,478)	(735,740)
Net expenses	$2,270,700	$628,203	$539,649	$1,218,095	$547,579
Net investment income (loss)	$11,650,013	$7,128,189	$8,568,425	$11,971,162	$6,427,492
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$10,368,808	$10,499,336	$4,744,499	$17,856,276	$(1,032,873)
Capital gain distributions from affiliated issuers	3,502,202	1,904,231	3,271,999	7,211,439	5,155,032
Net realized gain (loss)	$13,871,010	$12,403,567	$8,016,498	$25,067,715	$4,122,159
Change in unrealized appreciation or depreciation
Affiliated issuers	$70,006,360	$33,284,885	$62,790,053	$139,628,325	$121,307,305
Net realized and unrealized gain (loss)	$83,877,370	$45,688,452	$70,806,551	$164,696,040	$125,429,464
Change in net assets from operations	$95,527,383	$52,816,641	$79,374,976	$176,667,202	$131,856,956
See Notes to Financial Statements

Statements of Operations – continued
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Net investment income (loss)
Dividends from affiliated issuers	$7,632,972	$3,888,568	$3,970,762	$2,130,485	$550,600
Other	73	43	44	29	8
Excess expense reimbursement from investment adviser	226,716	140,501	127,549	62,335	23,554
Total investment income	$7,859,761	$4,029,112	$4,098,355	$2,192,849	$574,162
Expenses
Distribution and service fees	$889,186	$384,185	$477,089	$287,890	$55,211
Shareholder servicing costs	596,272	360,225	393,069	263,402	74,626
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	8,975	7,854	7,885	4,357	1,664
Custodian fee	13,066	9,697	9,875	7,792	5,846
Shareholder communications	21,961	16,596	22,686	22,145	15,629
Audit and tax fees	38,427	37,565	37,766	37,537	36,877
Legal fees	8,059	6,347	6,359	5,325	4,467
Registration fees	145,679	139,642	131,657	132,485	126,367
Miscellaneous	37,676	34,692	33,987	31,807	30,533
Total expenses	$1,776,801	$1,014,303	$1,137,873	$810,240	$368,720
Reduction of expenses by investment adviser and distributor	(894,501)	(627,319)	(659,306)	(521,773)	(315,476)
Net expenses	$882,300	$386,984	$478,567	$288,467	$53,244
Net investment income (loss)	$6,977,461	$3,642,128	$3,619,788	$1,904,382	$520,918
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,635,506	$(2,234,788)	$(1,588,255)	$(981,794)	$(394,427)
Capital gain distributions from affiliated issuers	6,935,147	4,241,754	4,369,274	2,342,159	609,107
Net realized gain (loss)	$10,570,653	$2,006,966	$2,781,019	$1,360,365	$214,680
Change in unrealized appreciation or depreciation
Affiliated issuers	$157,970,864	$99,655,196	$101,104,166	$55,212,392	$13,782,441
Net realized and unrealized gain (loss)	$168,541,517	$101,662,162	$103,885,185	$56,572,757	$13,997,121
Change in net assets from operations	$175,518,978	$105,304,290	$107,504,973	$58,477,139	$14,518,039
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$11,650,013	$7,128,189	$8,568,425	$11,971,162	$6,427,492
Net realized gain (loss)	13,871,010	12,403,567	8,016,498	25,067,715	4,122,159
Net unrealized gain (loss)	70,006,360	33,284,885	62,790,053	139,628,325	121,307,305
Change in net assets from operations	$95,527,383	$52,816,641	$79,374,976	$176,667,202	$131,856,956
Total distributions to shareholders	$(19,692,511)	$(14,725,525)	$(12,418,815)	$(26,868,795)	$(11,100,314)
Change in net assets from fund share transactions	$26,103,494	$1,945,935	$90,107,523	$43,245,778	$39,426,495
Total change in net assets	$101,938,366	$40,037,051	$157,063,684	$193,044,185	$160,183,137
Net assets
At beginning of period	593,670,700	323,008,007	327,469,856	599,902,076	332,317,716
At end of period	$695,609,066	$363,045,058	$484,533,540	$792,946,261	$492,500,853
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets
From operations
Net investment income (loss)	$6,977,461	$3,642,128	$3,619,788	$1,904,382	$520,918
Net realized gain (loss)	10,570,653	2,006,966	2,781,019	1,360,365	214,680
Net unrealized gain (loss)	157,970,864	99,655,196	101,104,166	55,212,392	13,782,441
Change in net assets from operations	$175,518,978	$105,304,290	$107,504,973	$58,477,139	$14,518,039
Total distributions to shareholders	$(15,517,988)	$(7,226,087)	$(7,074,896)	$(3,668,161)	$(777,663)
Change in net assets from fund share transactions	$19,166,545	$29,919,909	$26,744,709	$21,224,931	$22,136,259
Total change in net assets	$179,167,535	$127,998,112	$127,174,786	$76,033,909	$35,876,635
Net assets
At beginning of period	434,480,112	230,227,336	237,877,341	124,956,683	24,053,036
At end of period	$613,647,647	$358,225,448	$365,052,127	$200,990,592	$59,929,671
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets
From operations
Net investment income (loss)	$13,176,201	$8,130,201	$7,492,778	$12,918,085	$6,639,305
Net realized gain (loss)	2,888,628	6,743,176	1,831,940	9,328,016	2,000,039
Net unrealized gain (loss)	(2,003,984)	(6,568,255)	(6,688,693)	(32,315,729)	(24,925,627)
Change in net assets from operations	$14,060,845	$8,305,122	$2,636,025	$(10,069,628)	$(16,286,283)
Total distributions to shareholders	$(21,037,176)	$(16,362,312)	$(11,561,295)	$(32,529,458)	$(12,938,370)
Change in net assets from fund share transactions	$25,991,072	$(11,187,535)	$43,922,853	$53,145,640	$73,008,584
Total change in net assets	$19,014,741	$(19,244,725)	$34,997,583	$10,546,554	$43,783,931
Net assets
At beginning of period	574,655,959	342,252,732	292,472,273	589,355,522	288,533,785
At end of period	$593,670,700	$323,008,007	$327,469,856	$599,902,076	$332,317,716
Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Change in net assets
From operations
Net investment income (loss)	$8,360,469	$4,202,125	$4,250,451	$2,109,560	$339,255
Net realized gain (loss)	6,522,771	2,681,312	3,092,203	1,231,690	147,639
Net unrealized gain (loss)	(38,974,485)	(21,767,424)	(22,474,353)	(11,335,462)	(1,784,565)
Change in net assets from operations	$(24,091,245)	$(14,883,987)	$(15,131,699)	$(7,994,212)	$(1,297,671)
Total distributions to shareholders	$(25,567,413)	$(9,201,300)	$(10,246,366)	$(4,557,091)	$(533,610)
Change in net assets from fund share transactions	$57,248,217	$55,249,920	$51,809,993	$34,110,838	$15,825,604
Total change in net assets	$7,589,559	$31,164,633	$26,431,928	$21,559,535	$13,994,323
Net assets
At beginning of period	426,890,553	199,062,703	211,445,413	103,397,148	10,058,713
At end of period	$434,480,112	$230,227,336	$237,877,341	$124,956,683	$24,053,036
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS LIFETIME INCOME FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.29	$12.39	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.30	$0.31	$0.27	$0.21
Net realized and unrealized gain (loss)	1.72	0.05	0.30	0.20	0.39
Total from investment operations	$1.95	$0.35	$0.61	$0.47	$0.60
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.32)	$(0.27)	$(0.24)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.40)	$(0.45)	$(0.47)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$13.84	$12.29	$12.39	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	16.01	2.78	5.18	3.84	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.45	0.45	0.45	0.46
Expenses after expense reductions (f)(h)	0.23	0.23	0.23	0.24	0.25
Net investment income (loss) (l)	1.77	2.37	2.57	2.19	1.74
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$164,096	$124,123	$111,591	$108,482	$115,872
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.29	$12.40	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.20	$0.22	$0.17	$0.12
Net realized and unrealized gain (loss)	1.70	0.04	0.31	0.21	0.39
Total from investment operations	$1.85	$0.24	$0.53	$0.38	$0.51
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.23)	$(0.18)	$(0.15)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.30)	$(0.35)	$(0.38)	$(0.33)	$(0.39)
Net asset value, end of period (x)	$13.84	$12.29	$12.40	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	15.16	1.93	4.48	3.07	4.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.20	1.20	1.20	1.21
Expenses after expense reductions (f)(h)	0.98	0.98	0.99	0.99	1.00
Net investment income (loss) (l)	1.15	1.61	1.81	1.40	0.98
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$3,347	$5,774	$9,111	$11,818	$15,801
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.28	$12.39	$12.25	$12.19	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.20	$0.22	$0.18	$0.12
Net realized and unrealized gain (loss)	1.70	0.04	0.30	0.21	0.38
Total from investment operations	$1.85	$0.24	$0.52	$0.39	$0.50
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.23)	$(0.18)	$(0.15)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.30)	$(0.35)	$(0.38)	$(0.33)	$(0.39)
Net asset value, end of period (x)	$13.83	$12.28	$12.39	$12.25	$12.19
Total return (%) (r)(s)(t)(x)	15.17	1.93	4.40	3.15	4.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.20	1.20	1.20	1.21
Expenses after expense reductions (f)(h)	0.98	0.98	0.99	0.99	1.00
Net investment income (loss) (l)	1.16	1.60	1.80	1.43	0.98
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$81,542	$98,286	$112,773	$128,791	$147,518
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.29	$12.40	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.33	$0.34	$0.31	$0.24
Net realized and unrealized gain (loss)	1.70	0.04	0.31	0.19	0.39
Total from investment operations	$1.98	$0.37	$0.65	$0.50	$0.63
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.35)	$(0.30)	$(0.27)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.43)	$(0.48)	$(0.50)	$(0.45)	$(0.51)
Net asset value, end of period (x)	$13.84	$12.29	$12.40	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	16.30	2.96	5.53	4.10	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.18	0.20	0.20	0.20	0.21
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.14	2.61	2.82	2.46	1.98
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$46,956	$34,513	$34,654	$32,496	$32,683
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.30	$12.41	$12.26	$12.21	$12.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.21	$0.18	$0.12
Net realized and unrealized gain (loss)	1.71	0.04	0.32	0.20	0.39
Total from investment operations	$1.85	$0.24	$0.53	$0.38	$0.51
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.21)	$(0.23)	$(0.18)	$(0.15)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.30)	$(0.35)	$(0.38)	$(0.33)	$(0.39)
Net asset value, end of period (x)	$13.85	$12.30	$12.41	$12.26	$12.21
Total return (%) (r)(s)(t)(x)	15.15	1.93	4.48	3.06	4.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.20	1.20	1.20	1.21
Expenses after expense reductions (f)(h)	0.98	0.98	0.98	0.99	1.00
Net investment income (loss) (l)	1.08	1.58	1.72	1.42	0.96
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$1,932	$2,493	$3,977	$4,344	$4,453
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.29	$12.40	$12.26	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.26	$0.28	$0.24	$0.18
Net realized and unrealized gain (loss)	1.71	0.05	0.30	0.21	0.39
Total from investment operations	$1.92	$0.31	$0.58	$0.45	$0.57
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.28)	$(0.29)	$(0.24)	$(0.21)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.37)	$(0.42)	$(0.44)	$(0.39)	$(0.45)
Net asset value, end of period (x)	$13.84	$12.29	$12.40	$12.26	$12.20
Total return (%) (r)(s)(t)(x)	15.73	2.44	4.92	3.67	4.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.70	0.70	0.70	0.71
Expenses after expense reductions (f)(h)	0.48	0.48	0.49	0.49	0.50
Net investment income (loss) (l)	1.60	2.07	2.30	1.91	1.49
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$10,823	$14,259	$19,458	$27,110	$31,542
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.29	$12.40	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.30	$0.31	$0.27	$0.21
Net realized and unrealized gain (loss)	1.70	0.04	0.31	0.20	0.39
Total from investment operations	$1.95	$0.34	$0.62	$0.47	$0.60
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.31)	$(0.32)	$(0.27)	$(0.24)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.40)	$(0.45)	$(0.47)	$(0.42)	$(0.48)
Net asset value, end of period (x)	$13.84	$12.29	$12.40	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	16.01	2.70	5.26	3.84	5.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	0.45	0.45	0.45	0.47
Expenses after expense reductions (f)(h)	0.23	0.23	0.24	0.24	0.25
Net investment income (loss) (l)	1.90	2.39	2.57	2.21	1.74
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$75,909	$67,237	$54,540	$54,156	$49,628
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.29	$12.39	$12.25	$12.20	$12.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.33	$0.34	$0.31	$0.24
Net realized and unrealized gain (loss)	1.70	0.05	0.30	0.19	0.39
Total from investment operations	$1.98	$0.38	$0.64	$0.50	$0.63
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.34)	$(0.35)	$(0.30)	$(0.27)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.43)	$(0.48)	$(0.50)	$(0.45)	$(0.51)
Net asset value, end of period (x)	$13.84	$12.29	$12.39	$12.25	$12.20
Total return (%) (r)(s)(t)(x)	16.30	3.04	5.44	4.10	5.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	0.20	0.20	0.21	0.21
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.14	2.61	2.82	2.51	2.01
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$31,138	$41,807	$47,906	$52,790	$112,472
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$12.32	$12.43	$12.29	$12.23	$12.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.34	$0.35	$0.35	$0.11
Net realized and unrealized gain (loss)	1.71	0.04	0.30	0.17	0.21
Total from investment operations	$2.01	$0.38	$0.65	$0.52	$0.32
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.35)	$(0.36)	$(0.31)	$(0.22)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.45)	$(0.49)	$(0.51)	$(0.46)	$(0.46)
Net asset value, end of period (x)	$13.88	$12.32	$12.43	$12.29	$12.23
Total return (%) (r)(s)(t)(x)	16.44	3.04	5.52	4.28	2.70(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	0.12	0.12	0.10	0.21(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	2.24	2.69	2.84	2.83	1.34(a)
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$87,750	$42,065	$33,595	$26,728	$6,775
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class 529A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$10.04	$10.15	$10.06	$10.04	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.24	$0.25	$0.22	$0.17
Net realized and unrealized gain (loss)	1.39	0.04	0.25	0.17	0.32
Total from investment operations	$1.59	$0.28	$0.50	$0.39	$0.49
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.26)	$(0.22)	$(0.19)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.35)	$(0.39)	$(0.41)	$(0.37)	$(0.43)
Net asset value, end of period (x)	$11.28	$10.04	$10.15	$10.06	$10.04
Total return (%) (r)(s)(t)(x)	15.95	2.71	5.16	3.84	5.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.50	0.50	0.53	0.56
Expenses after expense reductions (f)(h)	0.27	0.27	0.27	0.28	0.29
Net investment income (loss) (l)	1.84	2.33	2.55	2.16	1.70
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$159,423	$127,306	$108,398	$83,713	$73,448
	Year ended
Class 529B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$10.04	$10.15	$10.06	$10.04	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.16	$0.18	$0.14	$0.10
Net realized and unrealized gain (loss)	1.40	0.04	0.24	0.17	0.32
Total from investment operations	$1.56	$0.20	$0.42	$0.31	$0.42
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.17)	$(0.18)	$(0.14)	$(0.12)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.31)	$(0.31)	$(0.33)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$11.29	$10.04	$10.15	$10.06	$10.04
Total return (%) (r)(s)(t)(x)	15.63	1.94	4.38	3.07	4.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	1.25	1.25	1.28	1.31
Expenses after expense reductions (f)(h)	0.59	1.02	1.02	1.04	1.05
Net investment income (loss) (l)	1.51	1.58	1.78	1.36	0.96
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$3,826	$4,611	$4,492	$3,975	$4,722
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME INCOME FUND − continued
	Year ended
Class 529C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$10.03	$10.15	$10.05	$10.04	$9.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.16	$0.18	$0.14	$0.09
Net realized and unrealized gain (loss)	1.40	0.03	0.25	0.16	0.33
Total from investment operations	$1.52	$0.19	$0.43	$0.30	$0.42
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.17)	$(0.18)	$(0.14)	$(0.12)
From net realized gain	(0.13)	(0.14)	(0.15)	(0.15)	(0.24)
Total distributions declared to shareholders	$(0.27)	$(0.31)	$(0.33)	$(0.29)	$(0.36)
Net asset value, end of period (x)	$11.28	$10.03	$10.15	$10.05	$10.04
Total return (%) (r)(s)(t)(x)	15.20	1.83	4.48	2.97	4.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	1.25	1.25	1.28	1.31
Expenses after expense reductions (f)(h)	1.02	1.03	1.03	1.04	1.05
Net investment income (loss) (l)	1.12	1.57	1.79	1.40	0.94
Portfolio turnover	12	15	10	11	25
Net assets at end of period (000 omitted)	$28,866	$31,196	$34,160	$34,039	$32,166
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.69	$12.98	$13.01	$12.94	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.30	$0.33	$0.29	$0.23
Net realized and unrealized gain (loss)	1.77	0.04	0.30	0.35	0.60
Total from investment operations	$2.02	$0.34	$0.63	$0.64	$0.83
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.32)	$(0.32)	$(0.35)	$(0.21)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.55)	$(0.63)	$(0.66)	$(0.57)	$(0.97)
Net asset value, end of period (x)	$14.16	$12.69	$12.98	$13.01	$12.94
Total return (%) (r)(s)(t)(x)	16.02	2.46	5.30	4.94	6.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.51	0.48	0.48	0.48
Expenses after expense reductions (f)(h)	0.24	0.24	0.23	0.24	0.25
Net investment income (loss) (l)	1.83	2.32	2.56	2.22	1.73
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$46,331	$40,186	$44,271	$46,580	$50,239
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.63	$12.91	$12.92	$12.84	$12.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.21	$0.23	$0.19	$0.13
Net realized and unrealized gain (loss)	1.75	0.03	0.31	0.35	0.59
Total from investment operations	$1.90	$0.24	$0.54	$0.54	$0.72
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.21)	$(0.24)	$(0.10)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.41)	$(0.52)	$(0.55)	$(0.46)	$(0.86)
Net asset value, end of period (x)	$14.12	$12.63	$12.91	$12.92	$12.84
Total return (%) (r)(s)(t)(x)	15.15	1.72	4.49	4.21	5.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.26	1.23	1.23	1.22
Expenses after expense reductions (f)(h)	0.99	0.99	0.98	0.99	1.00
Net investment income (loss) (l)	1.08	1.58	1.81	1.46	0.99
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$2,109	$2,492	$3,148	$4,420	$5,425
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.41	$12.71	$12.74	$12.67	$12.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.20	$0.23	$0.19	$0.13
Net realized and unrealized gain (loss)	1.73	0.03	0.30	0.34	0.58
Total from investment operations	$1.88	$0.23	$0.53	$0.53	$0.71
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.22)	$(0.22)	$(0.24)	$(0.11)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.37)	$(0.53)	$(0.56)	$(0.46)	$(0.87)
Net asset value, end of period (x)	$13.92	$12.41	$12.71	$12.74	$12.67
Total return (%) (r)(s)(t)(x)	15.21	1.64	4.50	4.20	5.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.26	1.23	1.23	1.23
Expenses after expense reductions (f)(h)	0.99	0.99	0.98	0.99	1.00
Net investment income (loss) (l)	1.11	1.58	1.82	1.47	0.98
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$6,298	$10,400	$11,881	$13,178	$16,629
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.79	$13.07	$13.10	$13.03	$13.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.34	$0.36	$0.33	$0.30
Net realized and unrealized gain (loss)	1.77	0.05	0.31	0.35	0.57
Total from investment operations	$2.07	$0.39	$0.67	$0.68	$0.87
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.36)	$(0.36)	$(0.39)	$(0.24)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.58)	$(0.67)	$(0.70)	$(0.61)	$(1.00)
Net asset value, end of period (x)	$14.28	$12.79	$13.07	$13.10	$13.03
Total return (%) (r)(s)(t)(x)	16.35	2.77	5.54	5.19	6.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.26	0.23	0.23	0.21
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.13	2.54	2.76	2.50	2.25
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$3,714	$1,980	$2,134	$1,742	$1,631
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.64	$12.91	$12.94	$12.88	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.23	$0.20	$0.12
Net realized and unrealized gain (loss)	1.77	0.03	0.31	0.34	0.60
Total from investment operations	$1.91	$0.23	$0.54	$0.54	$0.72
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.19)	$(0.23)	$(0.26)	$(0.08)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.35)	$(0.50)	$(0.57)	$(0.48)	$(0.84)
Net asset value, end of period (x)	$14.20	$12.64	$12.91	$12.94	$12.88
Total return (%) (r)(s)(t)(x)	15.19	1.64	4.51	4.19	5.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.26	1.23	1.23	1.22
Expenses after expense reductions (f)(h)	0.99	0.99	0.98	0.99	1.00
Net investment income (loss) (l)	1.02	1.57	1.82	1.49	0.95
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$1,714	$3,348	$4,510	$4,587	$4,355
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.61	$12.88	$12.91	$12.84	$13.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.27	$0.30	$0.26	$0.19
Net realized and unrealized gain (loss)	1.75	0.04	0.30	0.35	0.59
Total from investment operations	$1.97	$0.31	$0.60	$0.61	$0.78
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.27)	$(0.29)	$(0.32)	$(0.18)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.50)	$(0.58)	$(0.63)	$(0.54)	$(0.94)
Net asset value, end of period (x)	$14.08	$12.61	$12.88	$12.91	$12.84
Total return (%) (r)(s)(t)(x)	15.72	2.25	5.04	4.73	6.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.76	0.73	0.73	0.73
Expenses after expense reductions (f)(h)	0.49	0.49	0.48	0.49	0.50
Net investment income (loss) (l)	1.59	2.05	2.32	1.97	1.49
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$30,795	$36,927	$47,259	$72,233	$76,217
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.69	$12.98	$13.01	$12.95	$13.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.31	$0.34	$0.30	$0.22
Net realized and unrealized gain (loss)	1.77	0.04	0.30	0.34	0.61
Total from investment operations	$2.02	$0.35	$0.64	$0.64	$0.83
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.33)	$(0.33)	$(0.36)	$(0.21)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.54)	$(0.64)	$(0.67)	$(0.58)	$(0.97)
Net asset value, end of period (x)	$14.17	$12.69	$12.98	$13.01	$12.95
Total return (%) (r)(s)(t)(x)	16.07	2.48	5.33	4.90	6.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.51	0.48	0.48	0.48
Expenses after expense reductions (f)(h)	0.24	0.24	0.23	0.24	0.25
Net investment income (loss) (l)	1.84	2.34	2.61	2.24	1.71
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$87,643	$88,804	$79,478	$84,245	$74,655
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.78	$13.07	$13.10	$13.01	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.34	$0.37	$0.34	$0.27
Net realized and unrealized gain (loss)	1.78	0.04	0.30	0.34	0.59
Total from investment operations	$2.07	$0.38	$0.67	$0.68	$0.86
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.36)	$(0.36)	$(0.37)	$(0.24)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.57)	$(0.67)	$(0.70)	$(0.59)	$(1.00)
Net asset value, end of period (x)	$14.28	$12.78	$13.07	$13.10	$13.01
Total return (%) (r)(s)(t)(x)	16.36	2.69	5.55	5.24	6.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.26	0.23	0.24	0.23
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.08	2.57	2.82	2.56	2.02
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$49,050	$77,500	$85,763	$87,475	$146,535
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2020 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$12.77	$13.05	$13.09	$13.02	$13.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.36	$0.38	$0.38	$0.11
Net realized and unrealized gain (loss)	1.78	0.04	0.30	0.31	0.32
Total from investment operations	$2.09	$0.40	$0.68	$0.69	$0.43
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.38)	$(0.40)	$(0.25)
From net realized gain	(0.27)	(0.31)	(0.34)	(0.22)	(0.76)
Total distributions declared to shareholders	$(0.60)	$(0.68)	$(0.72)	$(0.62)	$(1.01)
Net asset value, end of period (x)	$14.26	$12.77	$13.05	$13.09	$13.02
Total return (%) (r)(s)(t)(x)	16.49	2.91	5.62	5.33	3.43(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.12	0.11	0.10	0.16(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	2.27	2.73	2.95	2.82	1.28(a)
Portfolio turnover	30	16	17	19	35
Net assets at end of period (000 omitted)	$135,391	$61,371	$63,809	$45,280	$21,091
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.75	$13.03	$12.83	$12.35	$11.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.30	$0.33	$0.29	$0.20
Net realized and unrealized gain (loss)	2.38	(0.11)	0.35	0.62	0.84
Total from investment operations	$2.63	$0.19	$0.68	$0.91	$1.04
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.28)	$(0.31)	$(0.35)	$(0.17)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.38)	$(0.47)	$(0.48)	$(0.43)	$(0.45)
Net asset value, end of period (x)	$15.00	$12.75	$13.03	$12.83	$12.35
Total return (%) (r)(s)(t)(x)	20.70	1.25	5.70	7.34	9.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.51	0.52	0.54	0.55
Expenses after expense reductions (f)(h)	0.25	0.23	0.22	0.23	0.24
Net investment income (loss) (l)	1.77	2.25	2.62	2.28	1.62
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$29,637	$26,335	$19,689	$16,710	$14,518
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.64	$12.93	$12.72	$12.26	$11.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.20	$0.23	$0.19	$0.10
Net realized and unrealized gain (loss)	2.36	(0.12)	0.36	0.60	0.85
Total from investment operations	$2.50	$0.08	$0.59	$0.79	$0.95
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.21)	$(0.25)	$(0.09)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.25)	$(0.37)	$(0.38)	$(0.33)	$(0.37)
Net asset value, end of period (x)	$14.89	$12.64	$12.93	$12.72	$12.26
Total return (%) (r)(s)(t)(x)	19.83	0.48	4.96	6.40	8.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.26	1.27	1.29	1.29
Expenses after expense reductions (f)(h)	1.00	0.99	0.97	1.00	1.00
Net investment income (loss) (l)	1.00	1.49	1.82	1.47	0.86
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$1,447	$1,632	$1,501	$1,472	$1,340
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.58	$12.86	$12.66	$12.21	$11.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.19	$0.22	$0.19	$0.10
Net realized and unrealized gain (loss)	2.35	(0.11)	0.37	0.60	0.84
Total from investment operations	$2.49	$0.08	$0.59	$0.79	$0.94
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.17)	$(0.22)	$(0.26)	$(0.08)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.27)	$(0.36)	$(0.39)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$14.80	$12.58	$12.86	$12.66	$12.21
Total return (%) (r)(s)(t)(x)	19.86	0.45	4.94	6.42	8.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.26	1.27	1.29	1.29
Expenses after expense reductions (f)(h)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	1.03	1.46	1.78	1.50	0.83
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$4,618	$3,852	$4,186	$3,571	$3,311
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.79	$13.08	$12.87	$12.40	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.33	$0.41	$0.25	$0.27
Net realized and unrealized gain (loss)	2.38	(0.12)	0.32	0.68	0.82
Total from investment operations	$2.68	$0.21	$0.73	$0.93	$1.09
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.31)	$(0.35)	$(0.38)	$(0.20)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.41)	$(0.50)	$(0.52)	$(0.46)	$(0.48)
Net asset value, end of period (x)	$15.06	$12.79	$13.08	$12.87	$12.40
Total return (%) (r)(s)(t)(x)	21.10	1.38	6.05	7.44	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.26	0.27	0.32	0.28
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.08	2.49	3.23	1.96	2.25
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$3,131	$1,445	$1,228	$538	$127
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.65	$12.95	$12.76	$12.33	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.19	$0.22	$0.20	$0.09
Net realized and unrealized gain (loss)	2.42	(0.12)	0.37	0.60	0.86
Total from investment operations	$2.51	$0.07	$0.59	$0.80	$0.95
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.23)	$(0.29)	$(0.13)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.12)	$(0.37)	$(0.40)	$(0.37)	$(0.41)
Net asset value, end of period (x)	$15.04	$12.65	$12.95	$12.76	$12.33
Total return (%) (r)(s)(t)(x)	19.86	0.37	4.97	6.46	8.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.26	1.27	1.30	1.31
Expenses after expense reductions (f)(h)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	0.67	1.46	1.76	1.58	0.77
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$374	$1,902	$1,578	$1,234	$432
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.69	$12.96	$12.74	$12.29	$11.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.25	$0.28	$0.26	$0.17
Net realized and unrealized gain (loss)	2.37	(0.11)	0.37	0.60	0.84
Total from investment operations	$2.58	$0.14	$0.65	$0.86	$1.01
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.22)	$(0.26)	$(0.33)	$(0.17)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.32)	$(0.41)	$(0.43)	$(0.41)	$(0.45)
Net asset value, end of period (x)	$14.95	$12.69	$12.96	$12.74	$12.29
Total return (%) (r)(s)(t)(x)	20.43	0.93	5.48	6.95	8.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.76	0.77	0.79	0.81
Expenses after expense reductions (f)(h)	0.50	0.50	0.49	0.50	0.50
Net investment income (loss) (l)	1.49	1.89	2.21	2.06	1.40
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$21,994	$26,607	$36,121	$35,799	$23,253
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.73	$13.02	$12.81	$12.35	$11.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.30	$0.33	$0.29	$0.20
Net realized and unrealized gain (loss)	2.38	(0.12)	0.36	0.60	0.85
Total from investment operations	$2.63	$0.18	$0.69	$0.89	$1.05
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.28)	$(0.31)	$(0.35)	$(0.18)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.38)	$(0.47)	$(0.48)	$(0.43)	$(0.46)
Net asset value, end of period (x)	$14.98	$12.73	$13.02	$12.81	$12.35
Total return (%) (r)(s)(t)(x)	20.74	1.17	5.75	7.19	9.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.51	0.52	0.54	0.55
Expenses after expense reductions (f)(h)	0.25	0.25	0.24	0.25	0.25
Net investment income (loss) (l)	1.80	2.25	2.56	2.24	1.61
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$112,826	$95,013	$76,112	$63,426	$39,042
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$12.81	$13.10	$12.88	$12.40	$11.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.33	$0.36	$0.35	$0.22
Net realized and unrealized gain (loss)	2.40	(0.12)	0.37	0.58	0.87
Total from investment operations	$2.68	$0.21	$0.73	$0.93	$1.09
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.31)	$(0.34)	$(0.37)	$(0.20)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.40)	$(0.50)	$(0.51)	$(0.45)	$(0.48)
Net asset value, end of period (x)	$15.09	$12.81	$13.10	$12.88	$12.40
Total return (%) (r)(s)(t)(x)	21.06	1.37	6.06	7.43	9.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.26	0.27	0.28	0.30
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.00	2.49	2.82	2.68	1.84
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$82,037	$105,160	$105,032	$81,894	$135,040
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2025 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$12.82	$13.10	$12.88	$12.41	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.35	$0.38	$0.40	$0.11
Net realized and unrealized gain (loss)	2.38	(0.12)	0.37	0.55	0.48
Total from investment operations	$2.70	$0.23	$0.75	$0.95	$0.59
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.32)	$(0.36)	$(0.40)	$(0.20)
From net realized gain	(0.12)	(0.19)	(0.17)	(0.08)	(0.28)
Total distributions declared to shareholders	$(0.43)	$(0.51)	$(0.53)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$15.09	$12.82	$13.10	$12.88	$12.41
Total return (%) (r)(s)(t)(x)	21.17	1.57	6.21	7.57	5.02(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.12	0.14	0.15	0.20(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	2.22	2.63	2.93	3.08	1.31(a)
Portfolio turnover	24	18	14	37	33
Net assets at end of period (000 omitted)	$228,469	$65,523	$47,026	$32,384	$10,834
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.61	$15.59	$15.48	$14.57	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.32	$0.37	$0.34	$0.19
Net realized and unrealized gain (loss)	3.96	(0.46)	0.49	1.13	1.42
Total from investment operations	$4.22	$(0.14)	$0.86	$1.47	$1.61
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.32)	$(0.36)	$(0.36)	$(0.19)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.63)	$(0.84)	$(0.75)	$(0.56)	$(0.95)
Net asset value, end of period (x)	$18.20	$14.61	$15.59	$15.48	$14.57
Total return (%) (r)(s)(t)(x)	29.17	(1.36)	6.24	10.09	12.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.46	0.46	0.46	0.47
Expenses after expense reductions (f)(h)	0.24	0.24	0.23	0.23	0.25
Net investment income (loss) (l)	1.56	2.07	2.40	2.18	1.36
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$81,398	$66,732	$63,579	$61,458	$57,961
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.41	$15.37	$15.26	$14.37	$13.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.20	$0.25	$0.21	$0.08
Net realized and unrealized gain (loss)	3.91	(0.46)	0.50	1.13	1.40
Total from investment operations	$4.04	$(0.26)	$0.75	$1.34	$1.48
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.18)	$(0.25)	$(0.25)	$(0.08)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.49)	$(0.70)	$(0.64)	$(0.45)	$(0.84)
Net asset value, end of period (x)	$17.96	$14.41	$15.37	$15.26	$14.37
Total return (%) (r)(s)(t)(x)	28.24	(2.07)	5.44	9.28	11.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)(h)	0.99	0.99	0.99	0.99	1.00
Net investment income (loss) (l)	0.82	1.29	1.67	1.42	0.60
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$6,394	$6,495	$8,727	$8,834	$8,753
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.31	$15.27	$15.16	$14.29	$13.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.19	$0.25	$0.21	$0.09
Net realized and unrealized gain (loss)	3.87	(0.44)	0.49	1.11	1.38
Total from investment operations	$4.01	$(0.25)	$0.74	$1.32	$1.47
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.19)	$(0.24)	$(0.25)	$(0.08)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.48)	$(0.71)	$(0.63)	$(0.45)	$(0.84)
Net asset value, end of period (x)	$17.84	$14.31	$15.27	$15.16	$14.29
Total return (%) (r)(s)(t)(x)	28.24	(2.05)	5.46	9.21	11.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)(h)	0.99	0.99	0.99	0.99	1.00
Net investment income (loss) (l)	0.85	1.26	1.63	1.42	0.61
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$12,826	$13,474	$15,790	$15,885	$15,827
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.69	$15.66	$15.55	$14.63	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.36	$0.42	$0.38	$0.28
Net realized and unrealized gain (loss)	3.98	(0.46)	0.48	1.14	1.33
Total from investment operations	$4.29	$(0.10)	$0.90	$1.52	$1.61
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.35)	$(0.40)	$(0.40)	$(0.22)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.68)	$(0.87)	$(0.79)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$18.30	$14.69	$15.66	$15.55	$14.63
Total return (%) (r)(s)(t)(x)	29.48	(1.07)	6.50	10.38	11.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	0.21	0.21	0.21	0.20
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.86	2.29	2.70	2.48	1.96
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$6,274	$2,395	$2,282	$2,171	$1,743
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.43	$15.42	$15.32	$14.44	$13.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.21	$0.26	$0.21	$0.08
Net realized and unrealized gain (loss)	3.94	(0.46)	0.48	1.13	1.40
Total from investment operations	$4.05	$(0.25)	$0.74	$1.34	$1.48
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.22)	$(0.25)	$(0.26)	$(0.06)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.43)	$(0.74)	$(0.64)	$(0.46)	$(0.82)
Net asset value, end of period (x)	$18.05	$14.43	$15.42	$15.32	$14.44
Total return (%) (r)(s)(t)(x)	28.21	(2.06)	5.42	9.26	11.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.21	1.21	1.22
Expenses after expense reductions (f)(h)	0.99	1.00	0.99	0.99	1.00
Net investment income (loss) (l)	0.66	1.38	1.69	1.38	0.57
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$5,636	$7,150	$7,423	$6,825	$5,740
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.47	$15.43	$15.32	$14.43	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.28	$0.33	$0.30	$0.16
Net realized and unrealized gain (loss)	3.94	(0.46)	0.49	1.12	1.40
Total from investment operations	$4.14	$(0.18)	$0.82	$1.42	$1.56
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.26)	$(0.32)	$(0.33)	$(0.16)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.57)	$(0.78)	$(0.71)	$(0.53)	$(0.92)
Net asset value, end of period (x)	$18.04	$14.47	$15.43	$15.32	$14.43
Total return (%) (r)(s)(t)(x)	28.84	(1.60)	6.00	9.80	11.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.71	0.71	0.71	0.72
Expenses after expense reductions (f)(h)	0.49	0.49	0.49	0.49	0.50
Net investment income (loss) (l)	1.24	1.78	2.17	1.95	1.13
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$60,402	$66,342	$78,171	$112,223	$105,808
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.57	$15.54	$15.44	$14.54	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.32	$0.37	$0.34	$0.19
Net realized and unrealized gain (loss)	3.95	(0.45)	0.49	1.12	1.42
Total from investment operations	$4.21	$(0.13)	$0.86	$1.46	$1.61
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.32)	$(0.37)	$(0.36)	$(0.19)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.63)	$(0.84)	$(0.76)	$(0.56)	$(0.95)
Net asset value, end of period (x)	$18.15	$14.57	$15.54	$15.44	$14.54
Total return (%) (r)(s)(t)(x)	29.18	(1.31)	6.21	10.07	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.46	0.46	0.46	0.47
Expenses after expense reductions (f)(h)	0.25	0.25	0.24	0.24	0.25
Net investment income (loss) (l)	1.58	2.06	2.44	2.20	1.34
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$196,178	$158,189	$146,737	$136,815	$109,088
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.70	$15.68	$15.56	$14.64	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.37	$0.40	$0.40	$0.24
Net realized and unrealized gain (loss)	4.01	(0.48)	0.51	1.11	1.41
Total from investment operations	$4.31	$(0.11)	$0.91	$1.51	$1.65
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.35)	$(0.40)	$(0.39)	$(0.22)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.67)	$(0.87)	$(0.79)	$(0.59)	$(0.98)
Net asset value, end of period (x)	$18.34	$14.70	$15.68	$15.56	$14.64
Total return (%) (r)(s)(t)(x)	29.58	(1.14)	6.56	10.30	12.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.21	0.21	0.21	0.22
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.80	2.32	2.61	2.57	1.66
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$123,740	$162,913	$158,288	$148,064	$188,413
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2030 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.70	$15.68	$15.56	$14.65	$14.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.38	$0.44	$0.45	$0.07
Net realized and unrealized gain (loss)	3.98	(0.47)	0.49	1.08	0.90
Total from investment operations	$4.32	$(0.09)	$0.93	$1.53	$0.97
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.37)	$(0.42)	$(0.42)	$(0.23)
From net realized gain	(0.36)	(0.52)	(0.39)	(0.20)	(0.76)
Total distributions declared to shareholders	$(0.69)	$(0.89)	$(0.81)	$(0.62)	$(0.99)
Net asset value, end of period (x)	$18.33	$14.70	$15.68	$15.56	$14.65
Total return (%) (r)(s)(t)(x)	29.71	(1.02)	6.71	10.43	7.05(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.06	0.08	0.08	0.08	0.13(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	2.01	2.44	2.86	2.91	0.75(a)
Portfolio turnover	27	18	18	19	50
Net assets at end of period (000 omitted)	$300,098	$116,212	$108,358	$73,753	$33,584
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.79	$14.94	$14.61	$13.49	$12.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.29	$0.34	$0.31	$0.16
Net realized and unrealized gain (loss)	5.04	(0.85)	0.52	1.28	1.44
Total from investment operations	$5.27	$(0.56)	$0.86	$1.59	$1.60
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.32)	$(0.37)	$(0.15)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.43)	$(0.59)	$(0.53)	$(0.47)	$(0.46)
Net asset value, end of period (x)	$18.63	$13.79	$14.94	$14.61	$13.49
Total return (%) (r)(s)(t)(x)	38.48	(4.23)	6.50	11.78	13.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.52	0.54	0.56	0.59
Expenses after expense reductions (f)(h)	0.25	0.25	0.24	0.25	0.25
Net investment income (loss) (l)	1.41	1.96	2.36	2.13	1.23
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$27,770	$20,382	$16,563	$15,369	$10,591
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.70	$14.84	$14.49	$13.39	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.17	$0.22	$0.19	$0.06
Net realized and unrealized gain (loss)	4.99	(0.85)	0.54	1.28	1.43
Total from investment operations	$5.10	$(0.68)	$0.76	$1.47	$1.49
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.16)	$(0.20)	$(0.27)	$(0.05)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.30)	$(0.46)	$(0.41)	$(0.37)	$(0.36)
Net asset value, end of period (x)	$18.50	$13.70	$14.84	$14.49	$13.39
Total return (%) (r)(s)(t)(x)	37.44	(4.98)	5.71	10.96	12.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.27	1.29	1.31	1.34
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.65	1.12	1.55	1.31	0.45
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$1,597	$1,387	$1,650	$1,730	$1,314
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.62	$14.78	$14.45	$13.35	$12.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.19	$0.22	$0.19	$0.05
Net realized and unrealized gain (loss)	4.97	(0.87)	0.53	1.28	1.43
Total from investment operations	$5.07	$(0.68)	$0.75	$1.47	$1.48
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.18)	$(0.21)	$(0.27)	$(0.04)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.31)	$(0.48)	$(0.42)	$(0.37)	$(0.35)
Net asset value, end of period (x)	$18.38	$13.62	$14.78	$14.45	$13.35
Total return (%) (r)(s)(t)(x)	37.40	(4.97)	5.69	11.00	12.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.27	1.29	1.31	1.34
Expenses after expense reductions (f)(h)	1.00	0.99	0.99	1.00	1.00
Net investment income (loss) (l)	0.63	1.26	1.54	1.35	0.40
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$3,514	$2,632	$2,730	$2,510	$1,893
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.82	$14.97	$14.64	$13.51	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.32	$0.37	$0.38	$0.26
Net realized and unrealized gain (loss)	5.05	(0.85)	0.53	1.25	1.34
Total from investment operations	$5.32	$(0.53)	$0.90	$1.63	$1.60
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.32)	$(0.36)	$(0.40)	$(0.18)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.46)	$(0.62)	$(0.57)	$(0.50)	$(0.49)
Net asset value, end of period (x)	$18.68	$13.82	$14.97	$14.64	$13.51
Total return (%) (r)(s)(t)(x)	38.83	(4.03)	6.76	12.10	13.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.27	0.29	0.32	0.32
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.66	2.17	2.55	2.59	2.01
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$1,267	$714	$843	$636	$311
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.70	$14.83	$14.50	$13.44	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.15	$0.22	$0.23	$0.07
Net realized and unrealized gain (loss)	5.10	(0.84)	0.54	1.25	1.42
Total from investment operations	$5.09	$(0.69)	$0.76	$1.48	$1.49
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.22)	$(0.32)	$(0.13)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.20)	$(0.44)	$(0.43)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$18.59	$13.70	$14.83	$14.50	$13.44
Total return (%) (r)(s)(t)(x)	37.27	(5.01)	5.72	11.00	12.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	1.27	1.29	1.31	1.36
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.05)	1.00	1.55	1.61	0.57
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$470	$1,835	$2,535	$1,974	$664
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.75	$14.89	$14.54	$13.43	$12.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.23	$0.27	$0.27	$0.13
Net realized and unrealized gain (loss)	5.04	(0.84)	0.56	1.28	1.42
Total from investment operations	$5.20	$(0.61)	$0.83	$1.55	$1.55
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.27)	$(0.34)	$(0.14)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.34)	$(0.53)	$(0.48)	$(0.44)	$(0.45)
Net asset value, end of period (x)	$18.61	$13.75	$14.89	$14.54	$13.43
Total return (%) (r)(s)(t)(x)	38.06	(4.50)	6.23	11.57	12.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	0.77	0.79	0.81	0.86
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.97	1.58	1.84	1.86	1.00
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$20,783	$26,572	$32,592	$32,185	$20,918
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.80	$14.96	$14.63	$13.50	$12.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.30	$0.34	$0.30	$0.16
Net realized and unrealized gain (loss)	5.04	(0.87)	0.52	1.30	1.43
Total from investment operations	$5.27	$(0.57)	$0.86	$1.60	$1.59
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.29)	$(0.32)	$(0.37)	$(0.15)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.43)	$(0.59)	$(0.53)	$(0.47)	$(0.46)
Net asset value, end of period (x)	$18.64	$13.80	$14.96	$14.63	$13.50
Total return (%) (r)(s)(t)(x)	38.44	(4.27)	6.46	11.85	13.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.52	0.54	0.56	0.60
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.40	2.00	2.31	2.10	1.23
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$141,555	$96,287	$71,027	$58,283	$35,284
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.87	$15.02	$14.69	$13.54	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.33	$0.38	$0.38	$0.19
Net realized and unrealized gain (loss)	5.09	(0.86)	0.52	1.26	1.45
Total from investment operations	$5.34	$(0.53)	$0.90	$1.64	$1.64
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.32)	$(0.36)	$(0.39)	$(0.18)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.45)	$(0.62)	$(0.57)	$(0.49)	$(0.49)
Net asset value, end of period (x)	$18.76	$13.87	$15.02	$14.69	$13.54
Total return (%) (r)(s)(t)(x)	38.82	(4.01)	6.73	12.11	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.27	0.29	0.30	0.34
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.56	2.22	2.58	2.61	1.44
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$89,097	$120,415	$115,939	$87,528	$119,254
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2035 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$13.87	$15.02	$14.69	$13.55	$13.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.35	$0.39	$0.44	$0.06
Net realized and unrealized gain (loss)	5.07	(0.86)	0.53	1.22	0.94
Total from investment operations	$5.38	$(0.51)	$0.92	$1.66	$1.00
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.34)	$(0.38)	$(0.42)	$(0.18)
From net realized gain	(0.20)	(0.30)	(0.21)	(0.10)	(0.31)
Total distributions declared to shareholders	$(0.49)	$(0.64)	$(0.59)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$18.76	$13.87	$15.02	$14.69	$13.55
Total return (%) (r)(s)(t)(x)	39.08	(3.90)	6.90	12.23	7.93(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	0.12	0.15	0.16	0.27(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.86	2.35	2.67	3.03	0.63(a)
Portfolio turnover	28	13	12	33	43
Net assets at end of period (000 omitted)	$206,449	$62,093	$44,655	$26,567	$9,531
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.79	$16.46	$16.38	$15.00	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.30	$0.35	$0.31	$0.15
Net realized and unrealized gain (loss)	5.86	(1.02)	0.57	1.61	1.72
Total from investment operations	$6.07	$(0.72)	$0.92	$1.92	$1.87
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.30)	$(0.36)	$(0.36)	$(0.15)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.53)	$(0.95)	$(0.84)	$(0.54)	$(0.94)
Net asset value, end of period (x)	$20.33	$14.79	$16.46	$16.38	$15.00
Total return (%) (r)(s)(t)(x)	41.38	(5.08)	6.45	12.86	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.49	0.48	0.48	0.50
Expenses after expense reductions (f)(h)	0.24	0.24	0.24	0.24	0.25
Net investment income (loss) (l)	1.21	1.86	2.15	1.90	1.04
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$56,524	$41,909	$36,747	$36,354	$35,093
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.68	$16.34	$16.23	$14.87	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.17	$0.22	$0.19	$0.04
Net realized and unrealized gain (loss)	5.81	(1.01)	0.59	1.59	1.71
Total from investment operations	$5.89	$(0.84)	$0.81	$1.78	$1.75
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.17)	$(0.22)	$(0.24)	$(0.04)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.37)	$(0.82)	$(0.70)	$(0.42)	$(0.83)
Net asset value, end of period (x)	$20.20	$14.68	$16.34	$16.23	$14.87
Total return (%) (r)(s)(t)(x)	40.36	(5.80)	5.66	12.00	12.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.21	1.24	1.23	1.23	1.25
Expenses after expense reductions (f)(h)	0.99	0.99	0.99	0.99	1.00
Net investment income (loss) (l)	0.44	1.05	1.39	1.20	0.27
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$3,527	$3,577	$4,588	$4,965	$4,924
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.48	$16.13	$16.03	$14.70	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.16	$0.21	$0.19	$0.04
Net realized and unrealized gain (loss)	5.73	(0.99)	0.58	1.57	1.70
Total from investment operations	$5.81	$(0.83)	$0.79	$1.76	$1.74
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.17)	$(0.21)	$(0.25)	$(0.05)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.35)	$(0.82)	$(0.69)	$(0.43)	$(0.84)
Net asset value, end of period (x)	$19.94	$14.48	$16.13	$16.03	$14.70
Total return (%) (r)(s)(t)(x)	40.39	(5.79)	5.65	11.99	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.24	1.23	1.23	1.25
Expenses after expense reductions (f)(h)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	0.48	1.03	1.35	1.19	0.30
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$8,727	$9,202	$10,994	$11,735	$11,035
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.91	$16.57	$16.47	$15.08	$14.17
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.32	$0.42	$0.37	$0.26
Net realized and unrealized gain (loss)	5.88	(1.00)	0.55	1.60	1.63
Total from investment operations	$6.16	$(0.68)	$0.97	$1.97	$1.89
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.33)	$(0.39)	$(0.40)	$(0.19)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.58)	$(0.98)	$(0.87)	$(0.58)	$(0.98)
Net asset value, end of period (x)	$20.49	$14.91	$16.57	$16.47	$15.08
Total return (%) (r)(s)(t)(x)	41.67	(4.81)	6.75	13.11	13.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.24	0.23	0.23	0.24
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.57	1.92	2.55	2.30	1.78
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$3,870	$1,201	$1,432	$1,622	$1,670
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.61	$16.27	$16.16	$14.82	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.16	$0.21	$0.18	$0.02
Net realized and unrealized gain (loss)	5.81	(1.00)	0.60	1.58	1.73
Total from investment operations	$5.86	$(0.84)	$0.81	$1.76	$1.75
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.17)	$(0.22)	$(0.24)	$(0.01)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.34)	$(0.82)	$(0.70)	$(0.42)	$(0.80)
Net asset value, end of period (x)	$20.13	$14.61	$16.27	$16.16	$14.82
Total return (%) (r)(s)(t)(x)	40.32	(5.80)	5.71	11.91	12.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.24	1.23	1.23	1.25
Expenses after expense reductions (f)(h)	1.00	1.00	0.99	1.00	1.00
Net investment income (loss) (l)	0.29	1.01	1.32	1.16	0.17
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$3,965	$4,153	$4,958	$4,606	$4,130
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.70	$16.34	$16.24	$14.88	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.24	$0.31	$0.27	$0.11
Net realized and unrealized gain (loss)	5.82	(0.99)	0.57	1.59	1.71
Total from investment operations	$5.98	$(0.75)	$0.88	$1.86	$1.82
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.24)	$(0.30)	$(0.32)	$(0.12)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.47)	$(0.89)	$(0.78)	$(0.50)	$(0.91)
Net asset value, end of period (x)	$20.21	$14.70	$16.34	$16.24	$14.88
Total return (%) (r)(s)(t)(x)	40.98	(5.30)	6.23	12.55	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.74	0.73	0.73	0.75
Expenses after expense reductions (f)(h)	0.50	0.50	0.49	0.50	0.50
Net investment income (loss) (l)	0.90	1.49	1.92	1.69	0.79
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$53,097	$48,086	$59,429	$86,042	$82,965
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.80	$16.46	$16.37	$15.00	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.30	$0.36	$0.31	$0.15
Net realized and unrealized gain (loss)	5.84	(1.01)	0.56	1.61	1.72
Total from investment operations	$6.06	$(0.71)	$0.92	$1.92	$1.87
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.30)	$(0.35)	$(0.37)	$(0.15)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.53)	$(0.95)	$(0.83)	$(0.55)	$(0.94)
Net asset value, end of period (x)	$20.33	$14.80	$16.46	$16.37	$15.00
Total return (%) (r)(s)(t)(x)	41.32	(5.02)	6.45	12.81	13.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.49	0.48	0.48	0.50
Expenses after expense reductions (f)(h)	0.25	0.25	0.24	0.25	0.25
Net investment income (loss) (l)	1.26	1.82	2.20	1.94	1.03
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$156,544	$104,521	$89,830	$88,577	$63,409
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.94	$16.61	$16.51	$15.11	$14.16
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.34	$0.39	$0.39	$0.19
Net realized and unrealized gain (loss)	5.93	(1.02)	0.58	1.58	1.74
Total from investment operations	$6.18	$(0.68)	$0.97	$1.97	$1.93
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.34)	$(0.39)	$(0.39)	$(0.19)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.56)	$(0.99)	$(0.87)	$(0.57)	$(0.98)
Net asset value, end of period (x)	$20.56	$14.94	$16.61	$16.51	$15.11
Total return (%) (r)(s)(t)(x)	41.74	(4.84)	6.73	13.09	14.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	0.24	0.23	0.23	0.25
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.40	2.07	2.36	2.44	1.33
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$105,822	$144,006	$143,534	$145,328	$174,887
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2040 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.94	$16.61	$16.51	$15.12	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.36	$0.43	$0.43	$0.04
Net realized and unrealized gain (loss)	5.89	(1.02)	0.56	1.56	1.15
Total from investment operations	$6.20	$(0.66)	$0.99	$1.99	$1.19
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.36)	$(0.41)	$(0.42)	$(0.19)
From net realized gain	(0.31)	(0.65)	(0.48)	(0.18)	(0.79)
Total distributions declared to shareholders	$(0.59)	$(1.01)	$(0.89)	$(0.60)	$(0.98)
Net asset value, end of period (x)	$20.55	$14.94	$16.61	$16.51	$15.12
Total return (%) (r)(s)(t)(x)	41.92	(4.72)	6.89	13.21	8.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	0.10	0.10	0.10	0.16(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.69	2.20	2.62	2.63	0.43(a)
Portfolio turnover	27	13	17	18	54
Net assets at end of period (000 omitted)	$221,571	$77,824	$75,378	$49,071	$25,793
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.08	$15.53	$15.15	$13.79	$12.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.28	$0.32	$0.30	$0.14
Net realized and unrealized gain (loss)	5.97	(1.12)	0.57	1.52	1.57
Total from investment operations	$6.16	$(0.84)	$0.89	$1.82	$1.71
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.27)	$(0.31)	$(0.35)	$(0.14)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.40)	$(0.61)	$(0.51)	$(0.46)	$(0.44)
Net asset value, end of period (x)	$19.84	$14.08	$15.53	$15.15	$13.79
Total return (%) (r)(s)(t)(x)	44.10	(5.93)	6.45	13.18	13.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.57	0.60	0.62	0.69
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.09	1.78	2.13	1.99	1.04
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$18,980	$11,409	$8,749	$7,789	$6,135
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.00	$15.43	$15.03	$13.70	$12.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.14	$0.20	$0.17	$0.03
Net realized and unrealized gain (loss)	5.93	(1.10)	0.59	1.51	1.57
Total from investment operations	$5.98	$(0.96)	$0.79	$1.68	$1.60
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.19)	$(0.24)	$(0.04)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.27)	$(0.47)	$(0.39)	$(0.35)	$(0.34)
Net asset value, end of period (x)	$19.71	$14.00	$15.43	$15.03	$13.70
Total return (%) (r)(s)(t)(x)	42.95	(6.62)	5.71	12.28	13.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.32	1.35	1.37	1.43
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.30	0.89	1.31	1.15	0.24
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$930	$724	$919	$948	$746
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.91	$15.35	$14.97	$13.66	$12.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.16	$0.20	$0.19	$0.03
Net realized and unrealized gain (loss)	5.90	(1.11)	0.58	1.48	1.56
Total from investment operations	$5.95	$(0.95)	$0.78	$1.67	$1.59
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.15)	$(0.20)	$(0.25)	$(0.05)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.24)	$(0.49)	$(0.40)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$19.62	$13.91	$15.35	$14.97	$13.66
Total return (%) (r)(s)(t)(x)	43.01	(6.60)	5.70	12.24	13.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	1.32	1.35	1.37	1.44
Expenses after expense reductions (f)(h)	0.99	0.97	0.99	1.00	1.00
Net investment income (loss) (l)	0.30	1.02	1.37	1.28	0.26
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$1,943	$1,960	$2,301	$1,966	$1,640
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.15	$15.60	$15.22	$13.85	$12.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.31	$0.36	$0.33	$0.25
Net realized and unrealized gain (loss)	6.00	(1.12)	0.57	1.53	1.51
Total from investment operations	$6.24	$(0.81)	$0.93	$1.86	$1.76
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.30)	$(0.35)	$(0.38)	$(0.16)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.45)	$(0.64)	$(0.55)	$(0.49)	$(0.46)
Net asset value, end of period (x)	$19.94	$14.15	$15.60	$15.22	$13.85
Total return (%) (r)(s)(t)(x)	44.43	(5.72)	6.75	13.42	14.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25	0.32	0.35	0.37	0.41
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.37	2.01	2.40	2.24	1.89
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$2,145	$395	$296	$161	$138
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$13.97	$15.41	$15.06	$13.75	$12.51
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.15	$0.23	$0.17	$0.03
Net realized and unrealized gain (loss)	6.02	(1.11)	0.55	1.52	1.58
Total from investment operations	$5.98	$(0.96)	$0.78	$1.69	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.23)	$(0.27)	$(0.07)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.21)	$(0.48)	$(0.43)	$(0.38)	$(0.37)
Net asset value, end of period (x)	$19.74	$13.97	$15.41	$15.06	$13.75
Total return (%) (r)(s)(t)(x)	42.98	(6.67)	5.70	12.27	13.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.32	1.35	1.37	1.45
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.25)	0.98	1.54	1.14	0.22
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$552	$995	$1,093	$872	$463
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.00	$15.42	$15.04	$13.71	$12.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.20	$0.25	$0.25	$0.12
Net realized and unrealized gain (loss)	5.96	(1.07)	0.59	1.51	1.55
Total from investment operations	$6.07	$(0.87)	$0.84	$1.76	$1.67
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.26)	$(0.32)	$(0.13)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.32)	$(0.55)	$(0.46)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$19.75	$14.00	$15.42	$15.04	$13.71
Total return (%) (r)(s)(t)(x)	43.65	(6.12)	6.15	12.87	13.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	0.82	0.85	0.87	0.95
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.67	1.31	1.65	1.70	0.89
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$15,161	$17,299	$21,895	$20,428	$10,716
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.07	$15.52	$15.14	$13.78	$12.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.27	$0.32	$0.28	$0.14
Net realized and unrealized gain (loss)	5.97	(1.11)	0.57	1.54	1.56
Total from investment operations	$6.15	$(0.84)	$0.89	$1.82	$1.70
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.27)	$(0.31)	$(0.35)	$(0.14)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.40)	$(0.61)	$(0.51)	$(0.46)	$(0.44)
Net asset value, end of period (x)	$19.82	$14.07	$15.52	$15.14	$13.78
Total return (%) (r)(s)(t)(x)	44.05	(5.93)	6.49	13.20	13.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.57	0.60	0.62	0.69
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.08	1.77	2.10	1.87	1.06
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$109,034	$69,136	$53,767	$42,729	$23,479
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.14	$15.58	$15.20	$13.82	$12.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.32	$0.35	$0.36	$0.17
Net realized and unrealized gain (loss)	6.02	(1.12)	0.57	1.50	1.57
Total from investment operations	$6.23	$(0.80)	$0.92	$1.86	$1.74
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.30)	$(0.34)	$(0.37)	$(0.16)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.43)	$(0.64)	$(0.54)	$(0.48)	$(0.46)
Net asset value, end of period (x)	$19.94	$14.14	$15.58	$15.20	$13.82
Total return (%) (r)(s)(t)(x)	44.39	(5.67)	6.73	13.47	14.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.32	0.35	0.36	0.44
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.23	2.04	2.33	2.43	1.27
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$68,489	$90,453	$83,824	$70,628	$84,597
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2045 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.14	$15.58	$15.20	$13.83	$13.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.33	$0.36	$0.47	$0.03
Net realized and unrealized gain (loss)	5.98	(1.11)	0.59	1.41	1.06
Total from investment operations	$6.25	$(0.78)	$0.95	$1.88	$1.09
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.32)	$(0.37)	$(0.40)	$(0.17)
From net realized gain	(0.21)	(0.34)	(0.20)	(0.11)	(0.30)
Total distributions declared to shareholders	$(0.46)	$(0.66)	$(0.57)	$(0.51)	$(0.47)
Net asset value, end of period (x)	$19.93	$14.14	$15.58	$15.20	$13.83
Total return (%) (r)(s)(t)(x)	44.58	(5.55)	6.91	13.57	8.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.11	0.17	0.21	0.23	0.36(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.56	2.14	2.42	3.11	0.39(a)
Portfolio turnover	30	8	12	30	45
Net assets at end of period (000 omitted)	$140,992	$37,856	$26,219	$15,910	$4,351
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.99	$18.80	$18.30	$16.63	$15.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.32	$0.38	$0.33	$0.17
Net realized and unrealized gain (loss)	7.23	(1.33)	0.71	1.86	1.89
Total from investment operations	$7.45	$(1.01)	$1.09	$2.19	$2.06
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.32)	$(0.37)	$(0.37)	$(0.16)
From net realized gain	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.46)	$(0.80)	$(0.59)	$(0.52)	$(0.57)
Net asset value, end of period (x)	$23.98	$16.99	$18.80	$18.30	$16.63
Total return (%) (r)(s)(t)(x)	44.17	(5.93)	6.47	13.16	13.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.57	0.57	0.58	0.65
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.08	1.74	2.11	1.83	1.06
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$22,708	$14,315	$12,791	$12,353	$11,383
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.75	$18.55	$18.07	$16.44	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.18	$0.25	$0.20	$0.04
Net realized and unrealized gain (loss)	7.11	(1.32)	0.70	1.83	1.88
Total from investment operations	$7.17	$(1.14)	$0.95	$2.03	$1.92
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.18)	$(0.25)	$(0.25)	$(0.05)
From net realized gain	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.30)	$(0.66)	$(0.47)	$(0.40)	$(0.46)
Net asset value, end of period (x)	$23.62	$16.75	$18.55	$18.07	$16.44
Total return (%) (r)(s)(t)(x)	43.04	(6.61)	5.67	12.36	12.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.32	1.32	1.33	1.39
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.32	0.97	1.39	1.15	0.24
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$1,727	$1,359	$1,630	$1,270	$1,048
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.65	$18.45	$17.96	$16.35	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.17	$0.23	$0.20	$0.04
Net realized and unrealized gain (loss)	7.08	(1.31)	0.72	1.81	1.87
Total from investment operations	$7.14	$(1.14)	$0.95	$2.01	$1.91
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.18)	$(0.24)	$(0.25)	$(0.06)
From net realized gain	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.30)	$(0.66)	$(0.46)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$23.49	$16.65	$18.45	$17.96	$16.35
Total return (%) (r)(s)(t)(x)	43.12	(6.66)	5.67	12.30	13.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	1.32	1.32	1.33	1.39
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.31	0.94	1.31	1.16	0.28
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$3,898	$3,029	$3,344	$2,775	$2,535
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.97	$18.78	$18.29	$16.62	$15.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.41	$0.50	$0.41	$0.30
Net realized and unrealized gain (loss)	7.21	(1.37)	0.62	1.83	1.81
Total from investment operations	$7.49	$(0.96)	$1.12	$2.24	$2.11
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.37)	$(0.41)	$(0.42)	$(0.20)
From net realized gain	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.51)	$(0.85)	$(0.63)	$(0.57)	$(0.61)
Net asset value, end of period (x)	$23.95	$16.97	$18.78	$18.29	$16.62
Total return (%) (r)(s)(t)(x)	44.49	(5.71)	6.70	13.47	14.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	0.32	0.32	0.33	0.38
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.36	2.23	2.73	2.26	1.92
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$1,033	$354	$213	$566	$423
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.67	$18.46	$17.97	$16.38	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)	$0.16	$0.25	$0.21	$0.04
Net realized and unrealized gain (loss)	7.20	(1.30)	0.69	1.82	1.88
Total from investment operations	$7.16	$(1.14)	$0.94	$2.03	$1.92
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.29)	$(0.07)
From net realized gain	(0.24)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.24)	$(0.65)	$(0.45)	$(0.44)	$(0.48)
Net asset value, end of period (x)	$23.59	$16.67	$18.46	$17.97	$16.38
Total return (%) (r)(s)(t)(x)	43.08	(6.64)	5.65	12.35	13.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	1.32	1.32	1.33	1.40
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.21)	0.90	1.42	1.18	0.26
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$695	$1,184	$1,322	$1,052	$606
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.79	$18.55	$18.07	$16.44	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.26	$0.34	$0.30	$0.13
Net realized and unrealized gain (loss)	7.15	(1.30)	0.69	1.82	1.88
Total from investment operations	$7.30	$(1.04)	$1.03	$2.12	$2.01
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.24)	$(0.33)	$(0.34)	$(0.14)
From net realized gain	(0.24)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.39)	$(0.72)	$(0.55)	$(0.49)	$(0.55)
Net asset value, end of period (x)	$23.70	$16.79	$18.55	$18.07	$16.44
Total return (%) (r)(s)(t)(x)	43.72	(6.12)	6.18	12.89	13.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	0.82	0.82	0.83	0.90
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.72	1.41	1.92	1.67	0.82
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$28,781	$26,545	$28,575	$46,468	$33,805
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.86	$18.67	$18.18	$16.53	$15.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.33	$0.38	$0.34	$0.16
Net realized and unrealized gain (loss)	7.17	(1.33)	0.70	1.84	1.89
Total from investment operations	$7.39	$(1.00)	$1.08	$2.18	$2.05
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.33)	$(0.37)	$(0.38)	$(0.16)
From net realized gain	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.46)	$(0.81)	$(0.59)	$(0.53)	$(0.57)
Net asset value, end of period (x)	$23.79	$16.86	$18.67	$18.18	$16.53
Total return (%) (r)(s)(t)(x)	44.16	(5.96)	6.48	13.19	13.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	0.57	0.57	0.58	0.65
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.08	1.77	2.10	1.90	1.03
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$113,346	$70,610	$54,561	$48,180	$27,276
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$16.97	$18.77	$18.28	$16.60	$15.11
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.37	$0.42	$0.42	$0.21
Net realized and unrealized gain (loss)	7.24	(1.33)	0.70	1.82	1.89
Total from investment operations	$7.50	$(0.96)	$1.12	$2.24	$2.10
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.36)	$(0.41)	$(0.41)	$(0.20)
From net realized gain	(0.24)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.50)	$(0.84)	$(0.63)	$(0.56)	$(0.61)
Net asset value, end of period (x)	$23.97	$16.97	$18.77	$18.28	$16.60
Total return (%) (r)(s)(t)(x)	44.52	(5.69)	6.71	13.49	14.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	0.32	0.32	0.33	0.39
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.28	2.01	2.30	2.35	1.30
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$71,368	$76,018	$69,834	$70,936	$75,323
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2050 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$16.97	$18.76	$18.27	$16.60	$15.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.39	$0.44	$0.51	$0.04
Net realized and unrealized gain (loss)	7.20	(1.31)	0.71	1.75	1.26
Total from investment operations	$7.52	$(0.92)	$1.15	$2.26	$1.30
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.39)	$(0.44)	$(0.44)	$(0.20)
From net realized gain	(0.23)	(0.48)	(0.22)	(0.15)	(0.41)
Total distributions declared to shareholders	$(0.53)	$(0.87)	$(0.66)	$(0.59)	$(0.61)
Net asset value, end of period (x)	$23.96	$16.97	$18.76	$18.27	$16.60
Total return (%) (r)(s)(t)(x)	44.70	(5.52)	6.89	13.60	8.46(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	0.17	0.18	0.19	0.32(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.54	2.11	2.44	2.82	0.41(a)
Portfolio turnover	24	8	24	20	52
Net assets at end of period (000 omitted)	$121,495	$44,463	$39,175	$23,365	$8,776
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.47	$15.93	$15.45	$14.00	$12.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.28	$0.32	$0.29	$0.13
Net realized and unrealized gain (loss)	6.15	(1.14)	0.60	1.55	1.59
Total from investment operations	$6.34	$(0.86)	$0.92	$1.84	$1.72
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.27)	$(0.31)	$(0.31)	$(0.13)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.39)	$(0.60)	$(0.44)	$(0.39)	$(0.33)
Net asset value, end of period (x)	$20.42	$14.47	$15.93	$15.45	$14.00
Total return (%) (r)(s)(t)(x)	44.11	(5.87)	6.46	13.10	13.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	0.72	0.81	0.92	1.34
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.09	1.78	2.08	1.91	1.01
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$14,314	$7,729	$5,866	$4,833	$3,516
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.41	$15.87	$15.39	$13.95	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.15	$0.21	$0.18	$0.04
Net realized and unrealized gain (loss)	6.13	(1.14)	0.60	1.55	1.57
Total from investment operations	$6.18	$(0.99)	$0.81	$1.73	$1.61
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.20)	$(0.21)	$(0.04)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.26)	$(0.47)	$(0.33)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$20.33	$14.41	$15.87	$15.39	$13.95
Total return (%) (r)(s)(t)(x)	43.06	(6.61)	5.65	12.36	12.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.36	1.48	1.56	1.67	2.09
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.31	0.93	1.34	1.22	0.28
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$713	$517	$605	$470	$407
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.29	$15.75	$15.28	$13.86	$12.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.14	$0.20	$0.18	$0.03
Net realized and unrealized gain (loss)	6.08	(1.11)	0.60	1.53	1.58
Total from investment operations	$6.13	$(0.97)	$0.80	$1.71	$1.61
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.16)	$(0.20)	$(0.21)	$(0.04)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.25)	$(0.49)	$(0.33)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$20.17	$14.29	$15.75	$15.28	$13.86
Total return (%) (r)(s)(t)(x)	43.08	(6.59)	5.63	12.29	12.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.36	1.48	1.56	1.67	2.08
Expenses after expense reductions (f)(h)	1.00	0.99	1.00	1.00	1.00
Net investment income (loss) (l)	0.29	0.92	1.32	1.19	0.26
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$2,585	$2,126	$2,179	$1,789	$1,284
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.49	$15.94	$15.46	$14.00	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.25	$0.32	$0.35	$0.30	$0.26
Net realized and unrealized gain (loss)	6.14	(1.14)	0.61	1.58	1.45
Total from investment operations	$6.39	$(0.82)	$0.96	$1.88	$1.71
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.30)	$(0.35)	$(0.34)	$(0.16)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.43)	$(0.63)	$(0.48)	$(0.42)	$(0.36)
Net asset value, end of period (x)	$20.45	$14.49	$15.94	$15.46	$14.00
Total return (%) (r)(s)(t)(x)	44.42	(5.65)	6.74	13.40	13.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	0.48	0.56	0.67	1.09
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.39	1.99	2.29	1.98	2.01
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$434	$98	$156	$114	$79
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.30	$15.76	$15.32	$13.92	$12.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.14	$0.20	$0.17	$0.15
Net realized and unrealized gain (loss)	6.21	(1.12)	0.60	1.55	1.46
Total from investment operations	$6.15	$(0.98)	$0.80	$1.72	$1.61
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.23)	$(0.24)	$(0.12)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.19)	$(0.48)	$(0.36)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$20.26	$14.30	$15.76	$15.32	$13.92
Total return (%) (r)(s)(t)(x)	43.16	(6.60)	5.65	12.31	12.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.39	1.48	1.56	1.66	2.08
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.34)	0.93	1.32	1.13	1.10
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$663	$1,597	$1,523	$854	$318
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.39	$15.84	$15.36	$13.94	$12.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.22	$0.26	$0.26	$0.11
Net realized and unrealized gain (loss)	6.16	(1.12)	0.62	1.53	1.58
Total from investment operations	$6.27	$(0.90)	$0.88	$1.79	$1.69
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.27)	$(0.29)	$(0.12)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.31)	$(0.55)	$(0.40)	$(0.37)	$(0.32)
Net asset value, end of period (x)	$20.35	$14.39	$15.84	$15.36	$13.94
Total return (%) (r)(s)(t)(x)	43.78	(6.12)	6.19	12.82	13.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	0.98	1.06	1.16	1.60
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.64	1.39	1.73	1.73	0.85
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$17,589	$17,485	$18,695	$15,534	$6,657
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.47	$15.93	$15.45	$14.00	$12.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.27	$0.32	$0.29	$0.14
Net realized and unrealized gain (loss)	6.15	(1.13)	0.60	1.55	1.58
Total from investment operations	$6.34	$(0.86)	$0.92	$1.84	$1.72
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.27)	$(0.31)	$(0.31)	$(0.13)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.39)	$(0.60)	$(0.44)	$(0.39)	$(0.33)
Net asset value, end of period (x)	$20.42	$14.47	$15.93	$15.45	$14.00
Total return (%) (r)(s)(t)(x)	44.10	(5.88)	6.46	13.14	13.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	0.73	0.81	0.92	1.34
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.09	1.73	2.07	1.89	1.07
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$65,613	$36,674	$27,658	$21,438	$10,285
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$14.55	$16.01	$15.53	$14.06	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.32	$0.36	$0.37	$0.17
Net realized and unrealized gain (loss)	6.21	(1.14)	0.60	1.52	1.60
Total from investment operations	$6.43	$(0.82)	$0.96	$1.89	$1.77
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.31)	$(0.35)	$(0.34)	$(0.16)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.42)	$(0.64)	$(0.48)	$(0.42)	$(0.36)
Net asset value, end of period (x)	$20.56	$14.55	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	44.49	(5.67)	6.71	13.42	14.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.36	0.47	0.56	0.67	1.09
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.27	2.04	2.31	2.43	1.31
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$38,374	$37,665	$30,137	$26,747	$21,882
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2055 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(i)
Net asset value, beginning of period	$14.56	$16.01	$15.53	$14.06	$13.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.34	$0.37	$0.49	$0.04
Net realized and unrealized gain (loss)	6.18	(1.13)	0.61	1.42	1.06
Total from investment operations	$6.46	$(0.79)	$0.98	$1.91	$1.10
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.37)	$(0.36)	$(0.16)
From net realized gain	(0.19)	(0.33)	(0.13)	(0.08)	(0.20)
Total distributions declared to shareholders	$(0.44)	$(0.66)	$(0.50)	$(0.44)	$(0.36)
Net asset value, end of period (x)	$20.58	$14.56	$16.01	$15.53	$14.06
Total return (%) (r)(s)(t)(x)	44.75	(5.50)	6.88	13.56	8.44(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.21	0.33	0.42	0.52	0.95(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.54	2.16	2.40	3.15	0.44(a)
Portfolio turnover	24	11	20	18	45
Net assets at end of period (000 omitted)	$60,705	$21,065	$16,579	$7,695	$1,726
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.25	$12.26	$11.85	$10.73	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.22	$0.41	$0.25	$0.10
Net realized and unrealized gain (loss)	4.82	(0.89)	0.30	1.16	0.74
Total from investment operations	$4.97	$(0.67)	$0.71	$1.41	$0.84
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.21)	$(0.25)	$(0.23)	$(0.11)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.23)	$(0.34)	$(0.30)	$(0.29)	$(0.11)
Net asset value, end of period (x)	$15.99	$11.25	$12.26	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	44.39	(5.83)	6.47	13.19	8.45(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	1.84	4.01	9.75	15.07(a)
Expenses after expense reductions (f)(h)	0.24	0.22	0.20	0.16	0.12(a)
Net investment income (loss) (l)	1.06	1.81	3.49	2.17	2.42(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$5,584	$2,879	$1,362	$306	$59
	Year ended
Class B	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.24	$12.25	$11.82	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.12	$0.17	$0.14	$0.07
Net realized and unrealized gain (loss)	4.80	(0.89)	0.48	1.19	0.73
Total from investment operations	$4.84	$(0.77)	$0.65	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.11)	$(0.17)	$(0.15)	$(0.10)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.13)	$(0.24)	$(0.22)	$(0.21)	$(0.10)
Net asset value, end of period (x)	$15.95	$11.24	$12.25	$11.82	$10.70
Total return (%) (r)(s)(t)(x)	43.16	(6.53)	5.78	12.39	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.83	2.65	4.98	11.79	15.87(a)
Expenses after expense reductions (f)(h)	0.99	0.97	0.95	0.90	0.87(a)
Net investment income (loss) (l)	0.33	0.99	1.44	1.26	1.76(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$191	$137	$149	$73	$55
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class C	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.18	$12.21	$11.81	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.13	$0.20	$0.14	$0.07
Net realized and unrealized gain (loss)	4.78	(0.89)	0.44	1.19	0.73
Total from investment operations	$4.83	$(0.76)	$0.64	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.19)	$(0.16)	$(0.10)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.15)	$(0.27)	$(0.24)	$(0.22)	$(0.10)
Net asset value, end of period (x)	$15.86	$11.18	$12.21	$11.81	$10.70
Total return (%) (r)(s)(t)(x)	43.28	(6.53)	5.75	12.38	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.83	2.61	4.88	11.46	15.81(a)
Expenses after expense reductions (f)(h)	0.99	0.96	0.95	0.90	0.87(a)
Net investment income (loss) (l)	0.34	1.11	1.68	1.24	1.68(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$761	$432	$283	$107	$60
	Year ended
Class I	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.32	$12.32	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.23	$0.28	$0.26	$0.11
Net realized and unrealized gain (loss)	4.84	(0.87)	0.47	1.19	0.74
Total from investment operations	$5.03	$(0.64)	$0.75	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.26)	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$16.09	$11.32	$12.32	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	44.66	(5.58)	6.76	13.50	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	1.60	4.04	11.01	14.88(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.33	1.86	2.37	2.23	2.76(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$232	$103	$66	$62	$54
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R1	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.28	$12.28	$11.83	$10.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.12	$0.16	$0.14	$0.07
Net realized and unrealized gain (loss)	4.82	(0.88)	0.48	1.19	0.73
Total from investment operations	$4.86	$(0.76)	$0.64	$1.33	$0.80
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.11)	$(0.14)	$(0.14)	$(0.10)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.13)	$(0.24)	$(0.19)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$16.01	$11.28	$12.28	$11.83	$10.70
Total return (%) (r)(s)(t)(x)	43.20	(6.46)	5.69	12.41	8.08(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.83	2.65	5.04	12.02	15.88(a)
Expenses after expense reductions (f)(h)	0.99	0.97	0.95	0.90	0.87(a)
Net investment income (loss) (l)	0.32	0.99	1.36	1.23	1.76(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$86	$60	$64	$61	$54
	Year ended
Class R2	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.25	$12.25	$11.84	$10.72	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.17	$0.27	$0.18	$0.09
Net realized and unrealized gain (loss)	4.80	(0.87)	0.42	1.21	0.73
Total from investment operations	$4.93	$(0.70)	$0.69	$1.39	$0.82
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.17)	$(0.23)	$(0.21)	$(0.10)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.21)	$(0.30)	$(0.28)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$15.97	$11.25	$12.25	$11.84	$10.72
Total return (%) (r)(s)(t)(x)	43.97	(6.03)	6.29	12.92	8.32(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	2.13	4.31	10.36	15.38(a)
Expenses after expense reductions (f)(h)	0.49	0.47	0.45	0.41	0.37(a)
Net investment income (loss) (l)	0.99	1.39	2.34	1.56	2.26(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$1,580	$980	$797	$151	$54
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R3	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.27	$12.28	$11.85	$10.73	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.16	$0.24	$0.24	$0.25	$0.10
Net realized and unrealized gain (loss)	4.81	(0.90)	0.48	1.17	0.74
Total from investment operations	$4.97	$(0.66)	$0.72	$1.42	$0.84
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.22)	$(0.24)	$(0.24)	$(0.11)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.24)	$(0.35)	$(0.29)	$(0.30)	$(0.11)
Net asset value, end of period (x)	$16.00	$11.27	$12.28	$11.85	$10.73
Total return (%) (r)(s)(t)(x)	44.28	(5.78)	6.48	13.21	8.45(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	1.80	4.15	9.15	14.31(a)
Expenses after expense reductions (f)(h)	0.24	0.22	0.20	0.16	0.12(a)
Net investment income (loss) (l)	1.12	1.99	2.04	2.11	2.41(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$17,477	$7,252	$2,505	$1,203	$88
	Year ended
Class R4	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.31	$12.31	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.28	$0.31	$0.30	$0.11
Net realized and unrealized gain (loss)	4.84	(0.92)	0.43	1.15	0.74
Total from investment operations	$5.02	$(0.64)	$0.74	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.23)	$(0.26)	$(0.25)	$(0.11)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.26)	$(0.36)	$(0.31)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$16.07	$11.31	$12.31	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	44.61	(5.55)	6.72	13.51	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.83	1.55	3.79	8.82	14.88(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.33	2.29	2.63	2.54	2.75(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$8,871	$4,568	$1,524	$356	$55
See Notes to Financial Statements

Financial Highlights − continued
MFS LIFETIME 2060 FUND − continued
	Year ended
Class R6	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17(c)
Net asset value, beginning of period	$11.33	$12.33	$11.88	$10.74	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.27	$0.29	$0.25	$0.11
Net realized and unrealized gain (loss)	4.85	(0.90)	0.48	1.20	0.74
Total from investment operations	$5.06	$(0.63)	$0.77	$1.45	$0.85
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.24)	$(0.27)	$(0.25)	$(0.11)
From net realized gain	(0.09)	(0.13)	(0.05)	(0.06)	—
Total distributions declared to shareholders	$(0.28)	$(0.37)	$(0.32)	$(0.31)	$(0.11)
Net asset value, end of period (x)	$16.11	$11.33	$12.33	$11.88	$10.74
Total return (%) (r)(s)(t)(x)	44.87	(5.50)	6.95	13.51	8.57(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	1.48	3.80	10.10	14.87(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.49	2.21	2.43	2.18	2.76(a)
Portfolio turnover	21	9	34	37	2(n)
Net assets at end of period (000 omitted)	$25,148	$7,641	$3,309	$1,268	$543
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, December 6, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, and MFS Lifetime 2060 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on each fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing

Notes to Financial Statements  - continued
service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing each fund's assets or liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$695,515,352	$—	$—	$695,515,352
MFS Lifetime 2020 Fund
Financial Instruments
Mutual Funds	$363,131,581	$—	$—	$363,131,581
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$484,622,422	$—	$—	$484,622,422

Notes to Financial Statements  - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$793,072,617	$—	$—	$793,072,617
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$492,597,254	$—	$—	$492,597,254
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$613,750,650	$—	$—	$613,750,650
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$358,314,919	$—	$—	$358,314,919
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$365,145,035	$—	$—	$365,145,035
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$201,031,508	$—	$—	$201,031,508
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$59,962,240	$—	$—	$59,962,240
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Notes to Financial Statements  - continued
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$14,200,058	$8,278,306	$9,900,724	$12,288,450	$7,093,260
Long-term capital gains	5,492,453	6,447,219	2,518,091	14,580,345	4,007,054
Total distributions	$19,692,511	$14,725,525	$12,418,815	$26,868,795	$11,100,314
Year ended 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$6,720,305	$4,094,061	$3,811,033	$2,105,126	$542,646
Long-term capital gains	8,797,683	3,132,026	3,263,863	1,563,035	235,017
Total distributions	$15,517,988	$7,226,087	$7,074,896	$3,668,161	$777,663
Year ended 4/30/20	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$15,159,683	$9,562,168	$7,461,279	$14,729,384	$6,728,265
Long-term capital gains	5,877,493	6,800,144	4,100,016	17,800,074	6,210,105
Total distributions	$21,037,176	$16,362,312	$11,561,295	$32,529,458	$12,938,370
Year ended 4/30/20	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Ordinary income (including any short-term capital gains)	$10,530,309	$4,289,230	$4,501,307	$2,125,062	$354,104
Long-term capital gains	15,037,104	4,912,070	5,745,059	2,432,029	179,506
Total distributions	$25,567,413	$9,201,300	$10,246,366	$4,557,091	$533,610
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/21	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$588,891,151	$305,836,175	$406,123,236	$586,965,375	$364,830,196
Gross appreciation	106,624,201	57,295,406	78,499,186	206,122,309	127,838,854
Gross depreciation	—	—	—	(15,067)	(71,796)
Net unrealized appreciation (depreciation)	$106,624,201	$57,295,406	$78,499,186	$206,107,242	$127,767,058
Undistributed ordinary income	666,474	1,922,106	3,586,370	3,623,588	1,416,369
Undistributed long-term capital gain	7,122,603	7,268,037	4,589,304	14,819,311	6,197,582
Other temporary differences	(910,034)	—	—	—	—
Total distributable earnings (loss)	$113,503,244	$66,485,549	$86,674,860	$224,550,141	$135,381,009

Notes to Financial Statements  - continued
As of 4/30/21	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Cost of investments	$398,905,918	$257,043,188	$252,692,010	$148,970,613	$48,154,432
Gross appreciation	214,849,330	101,294,019	112,453,025	52,060,895	11,807,808
Gross depreciation	(4,598)	(22,288)	—	—	—
Net unrealized appreciation (depreciation)	$214,844,732	$101,271,731	$112,453,025	$52,060,895	$11,807,808
Undistributed ordinary income	560,843	913,460	906,128	389,323	48,957
Undistributed long-term capital gain	9,263,405	4,542,592	4,498,889	2,388,006	597,464
Total distributable earnings (loss)	$224,668,980	$106,727,783	$117,858,042	$54,838,224	$12,454,229
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Year Ended 4/30/21	Year Ended 4/30/20	Year Ended 4/30/21	Year Ended 4/30/20	Year Ended 4/30/21	Year Ended 4/30/20
Class A	$4,440,952	$4,407,821	$1,728,511	$1,999,361	$715,288	$777,253
Class B	107,790	218,127	62,858	117,080	25,518	47,836
Class C	1,988,334	3,022,560	177,876	459,121	81,093	107,535
Class I	1,395,428	1,339,749	164,610	100,576	82,251	56,795
Class R1	43,668	81,286	50,050	134,890	3,842	51,474
Class R2	344,006	542,189	1,193,361	1,765,644	537,269	891,461
Class R3	2,294,730	2,427,903	3,382,396	4,245,484	2,922,888	3,272,003
Class R4	1,028,013	1,747,049	2,154,076	4,064,720	2,227,777	4,107,186
Class R6	2,570,522	1,463,758	5,811,787	3,475,436	5,822,889	2,249,752
Class 529A	4,657,038	4,597,821	—	—	—	—
Class 529B	114,498	140,761	—	—	—	—
Class 529C	707,532	1,048,152	—	—	—	—
Total	$19,692,511	$21,037,176	$14,725,525	$16,362,312	$12,418,815	$11,561,295
	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Year Ended 4/30/21	Year Ended 4/30/20	Year Ended 4/30/21	Year Ended 4/30/20	Year Ended 4/30/21	Year Ended 4/30/20
Class A	$2,792,471	$3,607,326	$655,847	$709,204	$1,448,809	$2,423,402
Class B	185,248	344,130	28,814	45,965	70,942	209,405
Class C	364,875	659,315	56,624	96,504	163,716	510,136
Class I	180,296	127,203	27,954	36,169	90,494	71,232
Class R1	139,602	379,131	4,854	54,932	69,952	226,033
Class R2	1,956,246	3,593,363	431,793	987,675	1,240,248	2,844,840
Class R3	6,849,556	8,333,046	3,090,755	3,552,699	4,071,997	5,824,292
Class R4	4,423,985	9,167,036	2,078,985	5,061,792	2,804,411	8,910,957
Class R6	9,976,516	6,318,908	4,724,688	2,393,430	5,557,419	4,547,116
Total	$26,868,795	$32,529,458	$11,100,314	$12,938,370	$15,517,988	$25,567,413

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year Ended 4/30/21	Year Ended 4/30/20	Year Ended 4/30/21	Year Ended 4/30/20	Year Ended 4/30/21	Year Ended 4/30/20
Class A	$372,428	$428,168	$422,477	$617,761	$251,988	$273,957
Class B	13,179	24,535	23,417	59,161	8,997	17,232
Class C	25,637	71,451	52,386	116,858	31,625	68,852
Class I	36,305	15,774	17,631	15,361	6,828	4,553
Class R1	5,546	34,430	6,487	42,823	6,086	46,392
Class R2	278,472	654,420	482,437	1,074,074	267,226	635,025
Class R3	2,157,912	2,619,895	2,127,815	2,897,038	1,167,617	1,249,916
Class R4	1,480,617	3,908,511	1,465,957	3,480,585	763,015	1,459,561
Class R6	2,855,991	1,444,116	2,476,289	1,942,705	1,164,779	801,603
Total	$7,226,087	$9,201,300	$7,074,896	$10,246,366	$3,668,161	$4,557,091
	MFS Lifetime 2060 Fund
	Year Ended 4/30/21	Year Ended 4/30/20
Class A	$67,510	$55,465
Class B	1,543	2,927
Class C	6,317	9,126
Class I	3,010	2,134
Class R1	686	1,250
Class R2	23,658	22,290
Class R3	221,980	169,401
Class R4	115,208	104,930
Class R6	337,751	166,087
Total	$777,663	$533,610
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2021, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$1,255,521	$650,371	$709,669	$1,075,340	$735,305	$892,977	$627,093	$658,463	$521,626	$315,462
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2021. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Excess expense reimbursement from investment adviser” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:
	Class A	Class 529A
MFS Lifetime Income Fund	$9,750	$10,179
MFS Lifetime 2020 Fund	7,488	—
MFS Lifetime 2025 Fund	13,471	—
MFS Lifetime 2030 Fund	22,918	—
MFS Lifetime 2035 Fund	13,863	—
MFS Lifetime 2040 Fund	22,118	—
MFS Lifetime 2045 Fund	15,656	—
MFS Lifetime 2050 Fund	17,027	—
MFS Lifetime 2055 Fund	15,415	—
MFS Lifetime 2060 Fund	11,630	—
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$359,797
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	108,545
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	68,957
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	186,510
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	62,421
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	123,288
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	38,183
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	46,340
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	27,343
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	10,264
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$48,487
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	22,912
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	15,461
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	64,744
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	15,708
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	36,624
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	8,352
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	15,634
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	6,130
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	1,646

Notes to Financial Statements  - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$931,656
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	83,187
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	42,900
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	136,596
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	30,593
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	92,654
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	0.99%	19,327
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	35,702
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	22,547
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	5,848
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$21,084
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	25,460
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	14,495
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	70,411
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	14,515
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	44,680
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	9,120
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	10,867
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	14,069
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	729
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$65,277
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	175,764
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	127,452
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	322,974
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	125,256
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	258,660
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	83,796
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	138,713
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	89,526
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	6,812
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$187,149
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	221,433
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	268,150
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	452,922
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	295,458
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	333,280
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	225,407
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	229,833
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	128,275
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	29,912

Notes to Financial Statements  - continued
	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$358,834
	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.56%	$24,310
	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$308,329
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$2,304,923	$637,301	$537,415	$1,234,157	$543,951
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Total Distribution and Service Fees	$889,186	$384,185	$477,089	$287,890	$55,211
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2021, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,646	$779	$1,055	$1,490	$291
Class B	10	18	41	103	—
Class C	238	18	28	67	52
Class R2	175	62	—	461	—
Class R3	3	9	2	17	92
Class 529A	19,647	N/A	N/A	N/A	N/A
Class 529B	485	N/A	N/A	N/A	N/A
Class 529C	1,717	N/A	N/A	N/A	N/A
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$967	$80	$149	$69	$5
Class B	79	1	7	—	—
Class C	96	144	44	50	9
Class R2	82	—	366	—	—
Class R3	300	1	277	28	—
  For the MFS Lifetime Income Fund, for the period from October 1, 2020 through April 30, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2021, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$7,905	$341	$183	$718	$195
Class B	3,584	2,658	598	3,159	2,290
Class C	4,191	432	591	835	681
Class 529B	320	N/A	N/A	N/A	N/A
Class 529C	568	N/A	N/A	N/A	N/A
CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Class A	$513	$416	$572	$313	$420
Class B	2,084	814	1,057	346	—
Class C	541	331	635	388	281
The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the MFS Lifetime Income Fund for the year ended April 30, 2021, were as follows:
Fee
Class 529A	$71,767
Class 529B	2,125
Class 529C	15,416
Total Program Manager Fees	$89,308
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2021, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Expenses paid	$234,952	$27,840	$25,617	$51,906	$31,039
Percentage of average daily net assets	0.0356%	0.0077%	0.0059%	0.0074%	0.0075%
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Expenses paid	$47,720	$30,249	$37,052	$36,332	$13,689
Percentage of average daily net assets	0.0093%	0.0103%	0.0124%	0.0224%	0.0335%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
$591,132	$351,604	$407,997	$703,207	$424,394	$548,552	$329,976	$356,017	$227,070	$60,937

Notes to Financial Statements  - continued
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2021 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Percentage of average daily net assets	0.0027%	0.0048%	0.0040%	0.0025%	0.0042%
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Percentage of average daily net assets	0.0034%	0.0060%	0.0058%	0.0108%	0.0429%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2021, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund.
(4)  Portfolio Securities
For the year ended April 30, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$83,764,949	$106,436,914	$182,550,191	$204,726,107	$141,678,511
Sales	$79,655,117	$119,943,987	$105,292,319	$189,477,443	$113,827,659
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Purchases	$140,824,883	$109,226,569	$89,352,665	$56,474,989	$29,920,177
Sales	$138,260,415	$86,892,264	$70,135,899	$39,208,133	$8,620,435

Notes to Financial Statements  - continued
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,636,158	$48,469,993	3,266,456	$41,112,670	701,173	$9,662,663	551,418	$7,202,734
Class B	19,461	262,138	13,621	171,648	12,251	168,657	8,002	106,008
Class C	577,844	7,662,531	695,255	8,686,803	67,465	909,461	68,106	879,761
Class I	1,066,700	14,171,151	566,902	7,083,823	169,971	2,293,150	55,186	700,017
Class R1	26,121	346,607	55,361	689,078	34,272	463,292	97,071	1,270,011
Class R2	231,204	3,040,908	424,928	5,356,077	667,514	9,094,252	796,150	10,422,891
Class R3	1,624,394	21,441,159	2,631,438	33,012,419	2,157,321	29,453,146	2,524,929	33,310,873
Class R4	454,730	6,046,824	601,664	7,607,361	669,411	9,152,737	1,230,841	16,285,674
Class R6	4,258,235	55,728,831	1,493,085	18,879,867	7,448,955	101,625,866	1,777,228	23,536,474
Class 529A	8,110,431	88,375,981	7,163,201	73,349,435	—	—	—	—
Class 529B	161,581	1,765,607	294,372	3,015,190	—	—	—	—
Class 529C	1,742,326	18,884,800	1,806,166	18,556,752	—	—	—	—
	21,909,185	$266,196,530	19,012,449	$217,521,123	11,928,333	$162,823,224	7,108,931	$93,714,443
Shares issued to shareholders in reinvestment of distributions
Class A	318,893	$4,280,753	340,931	$4,318,717	116,164	$1,600,746	145,572	$1,909,905
Class B	7,819	104,999	16,816	213,554	4,394	60,503	8,724	114,198
Class C	146,646	1,969,078	233,822	2,968,147	12,992	176,429	31,284	402,623
Class I	87,998	1,181,508	87,698	1,110,727	10,868	150,842	7,044	93,047
Class R1	3,246	43,609	6,379	81,061	3,614	50,050	10,289	134,890
Class R2	24,075	322,382	39,037	495,011	84,987	1,165,168	127,355	1,661,981
Class R3	170,980	2,294,119	191,514	2,426,503	245,457	3,382,396	323,589	4,245,484
Class R4	75,073	1,004,029	137,906	1,745,726	155,190	2,154,040	307,700	4,064,720
Class R6	176,635	2,380,343	102,113	1,295,716	402,613	5,580,218	240,738	3,175,331
Class 529A	414,483	4,539,550	440,968	4,570,456	—	—	—	—
Class 529B	10,303	113,199	13,493	140,127	—	—	—	—
Class 529C	62,718	687,706	100,370	1,042,074	—	—	—	—
	1,498,869	$18,921,275	1,711,047	$20,407,819	1,036,279	$14,320,392	1,202,295	$15,802,179
Shares reacquired
Class A	(2,197,366)	$(29,109,181)	(2,509,713)	$(31,302,968)	(712,792)	$(9,753,409)	(942,079)	$(12,227,555)
Class B	(255,203)	(3,396,374)	(295,615)	(3,696,440)	(64,615)	(874,448)	(63,311)	(802,794)
Class C	(2,830,092)	(37,895,044)	(2,029,587)	(25,308,469)	(465,741)	(6,277,817)	(196,734)	(2,531,929)
Class I	(570,253)	(7,567,944)	(641,812)	(7,985,546)	(75,504)	(1,062,224)	(70,651)	(921,928)
Class R1	(92,522)	(1,222,699)	(179,552)	(2,250,516)	(181,996)	(2,475,615)	(191,982)	(2,449,708)
Class R2	(633,352)	(8,428,551)	(873,315)	(10,977,195)	(1,494,725)	(20,439,669)	(1,664,019)	(21,676,574)
Class R3	(1,781,121)	(23,699,084)	(1,751,389)	(22,029,179)	(3,214,364)	(43,812,124)	(1,973,700)	(25,716,896)
Class R4	(1,682,034)	(21,651,258)	(1,202,527)	(14,989,584)	(3,452,292)	(46,587,015)	(2,039,228)	(26,793,723)
Class R6	(1,525,219)	(20,290,999)	(884,537)	(11,053,808)	(3,163,122)	(43,915,360)	(2,100,510)	(27,583,050)
Class 529A	(7,073,411)	(76,954,898)	(5,602,235)	(57,394,727)	—	—	—	—
Class 529B	(292,301)	(3,174,647)	(291,128)	(2,973,342)	—	—	—	—
Class 529C	(2,353,738)	(25,623,632)	(2,164,819)	(21,976,096)	—	—	—	—
	(21,286,612)	$(259,014,311)	(18,426,229)	$(211,937,870)	(12,825,151)	$(175,197,681)	(9,242,214)	$(120,704,157)

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2020 Fund − continued
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	1,757,685	$23,641,565	1,097,674	$14,128,419	104,545	$1,510,000	(245,089)	$(3,114,916)
Class B	(227,923)	(3,029,237)	(265,178)	(3,311,238)	(47,970)	(645,288)	(46,585)	(582,588)
Class C	(2,105,602)	(28,263,435)	(1,100,510)	(13,653,519)	(385,284)	(5,191,927)	(97,344)	(1,249,545)
Class I	584,445	7,784,715	12,788	209,004	105,335	1,381,768	(8,421)	(128,864)
Class R1	(63,155)	(832,483)	(117,812)	(1,480,377)	(144,110)	(1,962,273)	(84,622)	(1,044,807)
Class R2	(378,073)	(5,065,261)	(409,350)	(5,126,107)	(742,224)	(10,180,249)	(740,514)	(9,591,702)
Class R3	14,253	36,194	1,071,563	13,409,743	(811,586)	(10,976,582)	874,818	11,839,461
Class R4	(1,152,231)	(14,600,405)	(462,957)	(5,636,497)	(2,627,691)	(35,280,238)	(500,687)	(6,443,329)
Class R6	2,909,651	37,818,175	710,661	9,121,775	4,688,446	63,290,724	(82,544)	(871,245)
Class 529A	1,451,503	15,960,633	2,001,934	20,525,164	—	—	—	—
Class 529B	(120,417)	(1,295,841)	16,737	181,975	—	—	—	—
Class 529C	(548,694)	(6,051,126)	(258,283)	(2,377,270)	—	—	—	—
	2,121,442	$26,103,494	2,297,267	$25,991,072	139,461	$1,945,935	(930,988)	$(11,187,535)
	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	497,756	$7,072,342	729,452	$9,492,890	983,482	$16,584,993	986,081	$15,470,303
Class B	1,458	20,633	23,351	306,765	7,323	122,224	10,127	152,796
Class C	88,660	1,231,556	59,063	779,383	106,359	1,740,251	130,665	2,005,222
Class I	171,587	2,354,963	31,666	416,897	222,204	3,742,891	38,225	597,580
Class R1	57,823	790,122	95,299	1,244,387	101,115	1,640,693	180,571	2,815,251
Class R2	412,008	5,737,076	726,458	9,581,179	895,051	14,692,350	1,196,753	18,461,871
Class R3	2,716,144	38,181,386	3,411,078	45,118,953	3,471,275	57,344,243	3,648,083	56,872,959
Class R4	1,378,393	19,453,637	1,941,059	25,706,963	1,569,210	26,066,191	2,584,993	40,828,337
Class R6	12,443,825	172,384,366	2,460,279	32,479,994	11,080,399	181,702,653	2,741,727	42,757,924
	17,767,654	$247,226,081	9,477,705	$125,127,411	18,436,418	$303,636,489	11,517,225	$179,962,243
Shares issued to shareholders in reinvestment of distributions
Class A	45,895	$661,785	53,186	$715,889	153,806	$2,628,550	212,292	$3,388,181
Class B	1,778	25,518	3,575	47,836	10,706	180,936	21,188	334,351
Class C	5,656	80,651	7,659	102,011	21,062	353,624	37,414	586,649
Class I	5,684	82,251	4,008	54,103	10,083	173,127	7,338	117,629
Class R1	265	3,842	3,843	51,474	8,217	139,602	23,980	379,131
Class R2	37,034	532,918	65,063	872,509	114,205	1,935,774	216,849	3,430,557
Class R3	202,837	2,922,888	243,453	3,272,003	401,969	6,849,556	523,432	8,333,046
Class R4	152,678	2,213,831	303,787	4,107,186	254,616	4,379,397	570,955	9,163,831
Class R6	384,951	5,577,938	144,130	1,947,198	528,702	9,088,395	328,144	5,266,709
	836,778	$12,101,622	828,704	$11,170,209	1,503,366	$25,728,961	1,941,592	$31,000,084

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund − continued				MFS Lifetime 2030 Fund − continued
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(633,824)	$(8,897,164)	(227,378)	$(2,955,071)	(1,233,043)	$(20,528,783)	(709,987)	$(10,984,153)
Class B	(35,188)	(487,399)	(13,869)	(179,418)	(112,680)	(1,837,131)	(148,403)	(2,257,269)
Class C	(88,356)	(1,229,683)	(85,900)	(1,107,846)	(349,948)	(5,808,846)	(260,356)	(4,011,249)
Class I	(82,279)	(1,136,459)	(16,598)	(208,720)	(52,505)	(887,011)	(28,223)	(443,971)
Class R1	(183,544)	(2,604,981)	(70,668)	(894,736)	(292,561)	(4,915,712)	(190,380)	(2,804,203)
Class R2	(1,074,138)	(15,101,323)	(1,481,523)	(19,592,729)	(2,246,271)	(36,980,574)	(1,895,433)	(29,252,656)
Class R3	(2,849,931)	(40,298,459)	(2,037,563)	(26,521,302)	(3,921,515)	(65,225,940)	(2,753,800)	(42,397,218)
Class R4	(4,300,393)	(59,347,439)	(2,058,601)	(26,749,852)	(6,155,369)	(97,025,823)	(2,173,337)	(33,754,982)
Class R6	(2,798,408)	(40,117,273)	(1,083,003)	(14,165,093)	(3,139,765)	(52,909,852)	(2,079,274)	(31,910,986)
	(12,046,061)	$(169,220,180)	(7,075,103)	$(92,374,767)	(17,503,657)	$(286,119,672)	(10,239,193)	$(157,816,687)
Net change
Class A	(90,173)	$(1,163,037)	555,260	$7,253,708	(95,755)	$(1,315,240)	488,386	$7,874,331
Class B	(31,952)	(441,248)	13,057	175,183	(94,651)	(1,533,971)	(117,088)	(1,770,122)
Class C	5,960	82,524	(19,178)	(226,452)	(222,527)	(3,714,971)	(92,277)	(1,419,378)
Class I	94,992	1,300,755	19,076	262,280	179,782	3,029,007	17,340	271,238
Class R1	(125,456)	(1,811,017)	28,474	401,125	(183,229)	(3,135,417)	14,171	390,179
Class R2	(625,096)	(8,831,329)	(690,002)	(9,139,041)	(1,237,015)	(20,352,450)	(481,831)	(7,360,228)
Class R3	69,050	805,815	1,616,968	21,869,654	(48,271)	(1,032,141)	1,417,715	22,808,787
Class R4	(2,769,322)	(37,679,971)	186,245	3,064,297	(4,331,543)	(66,580,235)	982,611	16,237,186
Class R6	10,030,368	137,845,031	1,521,406	20,262,099	8,469,336	137,881,196	990,597	16,113,647
	6,558,371	$90,107,523	3,231,306	$43,922,853	2,436,127	$43,245,778	3,219,624	$53,145,640
	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	339,710	$5,553,068	575,789	$8,324,870	591,419	$10,490,702	758,651	$12,168,952
Class B	60	1,100	2,707	40,863	2,396	45,739	11,905	195,211
Class C	41,441	663,579	68,741	1,012,699	60,508	1,033,581	85,686	1,356,141
Class I	46,504	744,741	10,621	153,597	129,571	2,281,878	22,790	358,662
Class R1	45,049	693,289	62,635	924,785	99,898	1,688,768	94,132	1,515,916
Class R2	404,612	6,424,466	749,806	11,143,765	686,851	11,893,883	1,015,038	16,470,147
Class R3	2,740,280	44,293,043	3,565,321	53,768,520	2,991,484	51,820,833	2,760,201	44,991,464
Class R4	1,070,121	17,587,005	1,990,015	29,925,113	1,206,230	21,025,505	1,845,398	30,374,833
Class R6	7,729,866	122,474,591	2,066,400	30,909,296	6,923,997	120,413,821	1,811,518	29,720,610
	12,417,643	$198,434,882	9,092,035	$136,203,508	12,692,354	$220,694,710	8,405,319	$137,151,936
Shares issued to shareholders in reinvestment of distributions
Class A	30,694	$523,647	40,006	$625,299	65,837	$1,215,349	127,872	$2,166,154
Class B	1,697	28,814	2,909	45,298	3,795	69,751	12,310	207,426
Class C	3,325	56,129	5,997	92,830	8,968	162,680	27,560	458,038
Class I	1,523	26,034	2,147	33,602	4,530	84,166	3,552	60,556
Class R1	284	4,854	3,526	54,932	3,818	69,952	13,479	226,032
Class R2	25,302	431,653	62,038	967,788	66,388	1,218,884	163,758	2,757,697
Class R3	181,064	3,090,755	227,155	3,552,699	220,704	4,071,997	343,819	5,824,292
Class R4	120,293	2,064,233	322,202	5,061,792	149,713	2,790,654	521,415	8,910,957
Class R6	247,186	4,241,704	122,179	1,919,425	259,476	4,834,033	200,167	3,418,857
	611,368	$10,467,823	788,159	$12,353,665	783,229	$14,517,466	1,413,932	$24,030,009

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund − continued				MFS Lifetime 2040 Fund − continued
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(357,938)	$(6,062,515)	(245,978)	$(3,478,531)	(710,268)	$(12,479,327)	(285,844)	$(4,615,026)
Class B	(16,687)	(287,064)	(15,526)	(236,115)	(75,198)	(1,334,292)	(61,363)	(983,185)
Class C	(46,870)	(743,908)	(66,238)	(980,162)	(267,027)	(4,657,076)	(159,431)	(2,499,292)
Class I	(31,937)	(503,329)	(17,387)	(244,654)	(25,835)	(483,686)	(32,172)	(534,938)
Class R1	(153,929)	(2,531,903)	(103,247)	(1,530,349)	(190,967)	(3,394,158)	(128,168)	(2,042,716)
Class R2	(1,246,545)	(20,208,795)	(1,068,073)	(15,897,812)	(1,398,212)	(24,443,982)	(1,544,188)	(25,166,336)
Class R3	(2,306,373)	(37,044,494)	(1,563,123)	(23,235,833)	(2,577,092)	(45,257,451)	(1,495,831)	(24,235,075)
Class R4	(5,123,963)	(77,951,339)	(1,348,391)	(19,730,521)	(5,846,735)	(94,872,112)	(1,369,698)	(22,174,301)
Class R6	(1,447,461)	(24,142,863)	(685,781)	(10,214,612)	(1,610,914)	(29,123,547)	(1,341,542)	(21,682,859)
	(10,731,703)	$(169,476,210)	(5,113,744)	$(75,548,589)	(12,702,248)	$(216,045,631)	(6,418,237)	$(103,933,728)
Net change
Class A	12,466	$14,200	369,817	$5,471,638	(53,012)	$(773,276)	600,679	$9,720,080
Class B	(14,930)	(257,150)	(9,910)	(149,954)	(69,007)	(1,218,802)	(37,148)	(580,548)
Class C	(2,104)	(24,200)	8,500	125,367	(197,551)	(3,460,815)	(46,185)	(685,113)
Class I	16,090	267,446	(4,619)	(57,455)	108,266	1,882,358	(5,830)	(115,720)
Class R1	(108,596)	(1,833,760)	(37,086)	(550,632)	(87,251)	(1,635,438)	(20,557)	(300,768)
Class R2	(816,631)	(13,352,676)	(256,229)	(3,786,259)	(644,973)	(11,331,215)	(365,392)	(5,938,492)
Class R3	614,971	10,339,304	2,229,353	34,085,386	635,096	10,635,379	1,608,189	26,580,681
Class R4	(3,933,549)	(58,300,101)	963,826	15,256,384	(4,490,792)	(71,055,953)	997,115	17,111,489
Class R6	6,529,591	102,573,432	1,502,798	22,614,109	5,572,559	96,124,307	670,143	11,456,608
	2,297,308	$39,426,495	4,766,450	$73,008,584	773,335	$19,166,545	3,401,014	$57,248,217
	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	308,154	$5,272,970	310,028	$4,776,747	275,350	$5,648,674	268,596	$4,966,014
Class B	—	—	184	2,793	1,823	35,778	4,676	83,717
Class C	20,126	334,778	33,496	481,515	31,908	645,449	31,480	576,145
Class I	84,960	1,423,288	10,584	166,000	27,511	566,087	12,630	237,605
Class R1	25,476	403,334	41,336	625,050	31,807	616,235	37,238	677,052
Class R2	295,923	4,850,770	483,723	7,427,045	395,923	7,935,350	619,064	11,324,889
Class R3	2,155,702	36,083,420	2,226,739	34,384,000	1,902,345	38,381,188	1,812,124	33,532,786
Class R4	1,053,258	17,901,754	1,678,897	26,064,119	960,256	19,396,295	1,307,695	24,325,814
Class R6	5,386,589	88,896,158	1,283,852	19,771,943	3,439,436	68,293,004	976,734	18,125,477
	9,330,188	$155,166,472	6,068,839	$93,699,212	7,066,359	$141,518,060	5,070,237	$93,849,499
Shares issued to shareholders in reinvestment of distributions
Class A	15,821	$282,716	22,227	$362,073	17,999	$388,597	30,170	$593,134
Class B	740	13,179	1,512	24,535	1,098	23,417	3,046	59,161
Class C	1,447	25,637	3,642	58,739	2,471	52,386	5,814	112,273
Class I	2,024	36,305	964	15,774	818	17,631	783	15,361
Class R1	311	5,546	2,124	34,430	305	6,487	2,215	42,823
Class R2	15,630	278,370	39,627	641,963	22,575	482,197	53,322	1,036,054
Class R3	120,891	2,157,912	161,026	2,619,895	99,338	2,127,811	148,567	2,897,038
Class R4	82,150	1,473,762	239,199	3,908,511	67,416	1,453,486	177,490	3,480,585
Class R6	146,152	2,620,498	71,496	1,167,526	104,708	2,255,406	82,287	1,612,812
	385,166	$6,893,925	541,817	$8,833,446	316,728	$6,807,418	503,694	$9,849,241

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund − continued				MFS Lifetime 2050 Fund − continued
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(177,348)	$(3,121,075)	(85,346)	$(1,328,976)	(188,749)	$(3,907,668)	(136,726)	$(2,479,910)
Class B	(5,242)	(90,666)	(9,537)	(144,314)	(10,964)	(225,424)	(14,400)	(229,224)
Class C	(63,474)	(1,045,380)	(46,126)	(699,946)	(50,292)	(1,048,689)	(36,692)	(648,180)
Class I	(7,280)	(134,100)	(2,602)	(39,626)	(6,031)	(126,349)	(3,931)	(70,814)
Class R1	(69,050)	(1,173,975)	(43,170)	(657,841)	(73,693)	(1,499,110)	(40,015)	(726,702)
Class R2	(780,101)	(12,998,494)	(706,954)	(10,988,838)	(785,572)	(15,706,596)	(631,119)	(11,599,636)
Class R3	(1,689,659)	(28,693,615)	(938,062)	(14,419,607)	(1,424,218)	(28,692,617)	(696,448)	(12,912,862)
Class R4	(4,098,720)	(65,092,848)	(899,237)	(13,588,281)	(2,529,134)	(47,651,570)	(726,373)	(13,595,054)
Class R6	(1,137,118)	(19,790,335)	(360,787)	(5,415,309)	(1,093,693)	(22,722,746)	(526,581)	(9,626,365)
	(8,027,992)	$(132,140,488)	(3,091,821)	$(47,282,738)	(6,162,346)	$(121,580,769)	(2,812,285)	$(51,888,747)
Net change
Class A	146,627	$2,434,611	246,909	$3,809,844	104,600	$2,129,603	162,040	$3,079,238
Class B	(4,502)	(77,487)	(7,841)	(116,986)	(8,043)	(166,229)	(6,678)	(86,346)
Class C	(41,901)	(684,965)	(8,988)	(159,692)	(15,913)	(350,854)	602	40,238
Class I	79,704	1,325,493	8,946	142,148	22,298	457,369	9,482	182,152
Class R1	(43,263)	(765,095)	290	1,639	(41,581)	(876,388)	(562)	(6,827)
Class R2	(468,548)	(7,869,354)	(183,604)	(2,919,830)	(367,074)	(7,289,049)	41,267	761,307
Class R3	586,934	9,547,717	1,449,703	22,584,288	577,465	11,816,382	1,264,243	23,516,962
Class R4	(2,963,312)	(45,717,332)	1,018,859	16,384,349	(1,501,462)	(26,801,789)	758,812	14,211,345
Class R6	4,395,623	71,726,321	994,561	15,524,160	2,450,451	47,825,664	532,440	10,111,924
	1,687,362	$29,919,909	3,518,835	$55,249,920	1,220,741	$26,744,709	2,761,646	$51,809,993
	MFS Lifetime 2055 Fund				MFS Lifetime 2060 Fund
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	264,759	$4,677,948	207,125	$3,256,651	145,816	$2,018,504	161,398	$1,924,091
Class B	—	—	217	3,375	—	—	187	2,236
Class C	21,912	375,882	34,884	552,200	18,380	245,665	16,379	198,582
Class I	16,089	279,413	1,495	24,039	5,267	73,651	3,589	47,308
Class R1	45,394	748,164	65,141	1,011,489	—	—	—	—
Class R2	336,104	5,741,394	535,895	8,457,047	74,005	1,009,775	61,682	756,107
Class R3	1,614,159	27,991,257	1,377,456	21,613,001	719,026	9,900,593	510,606	6,212,336
Class R4	718,896	12,652,515	1,028,373	16,315,521	315,827	4,361,535	336,051	4,096,780
Class R6	1,974,317	33,919,276	662,989	10,536,421	1,504,954	20,393,163	547,986	6,468,554
	4,991,630	$86,385,849	3,913,575	$61,769,744	2,783,275	$38,002,886	1,637,878	$19,705,994
Shares issued to shareholders in reinvestment of distributions
Class A	11,281	$207,460	14,645	$245,010	4,689	$67,477	4,263	$55,465
Class B	491	8,997	1,031	17,232	107	1,543	225	2,927
Class C	1,724	31,378	3,492	57,860	441	6,317	704	9,126
Class I	371	6,828	272	4,553	208	3,010	163	2,134
Class R1	333	6,086	2,798	46,392	48	686	96	1,250
Class R2	14,544	266,729	37,499	624,738	1,645	23,658	1,713	22,290
Class R3	63,492	1,167,617	74,711	1,249,916	15,415	221,980	13,001	169,401
Class R4	40,767	753,781	86,827	1,459,561	7,973	115,208	8,034	104,930
Class R6	55,408	1,025,057	38,150	641,296	20,084	290,820	9,109	119,152
	188,411	$3,473,933	259,425	$4,346,558	50,610	$730,699	37,308	$486,675

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund − continued				MFS Lifetime 2060 Fund − continued
	Year ended 4/30/21		Year ended 4/30/20		Year ended 4/30/21		Year ended 4/30/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(109,397)	$(1,979,925)	(55,693)	$(891,591)	(57,074)	$(798,677)	(20,887)	$(251,781)
Class B	(1,296)	(21,611)	(3,502)	(56,952)	(343)	(4,811)	(357)	(4,278)
Class C	(44,268)	(722,786)	(27,937)	(444,223)	(9,507)	(124,725)	(1,616)	(19,573)
Class I	(2,029)	(35,059)	(4,755)	(75,342)	(168)	(2,511)	(6)	(72)
Class R1	(124,641)	(2,186,371)	(52,915)	(824,757)	—	—	—	—
Class R2	(701,522)	(12,031,752)	(538,292)	(8,490,365)	(63,853)	(899,029)	(41,268)	(513,697)
Class R3	(1,000,062)	(17,476,103)	(653,326)	(10,299,314)	(285,733)	(3,958,103)	(84,123)	(1,014,347)
Class R4	(1,482,284)	(24,718,469)	(408,649)	(6,387,064)	(175,874)	(2,248,614)	(63,846)	(773,018)
Class R6	(526,337)	(9,462,775)	(289,469)	(4,535,856)	(638,384)	(8,560,856)	(151,134)	(1,790,299)
	(3,991,836)	$(68,634,851)	(2,034,538)	$(32,005,464)	(1,230,936)	$(16,597,326)	(363,237)	$(4,367,065)
Net change
Class A	166,643	$2,905,483	166,077	$2,610,070	93,431	$1,287,304	144,774	$1,727,775
Class B	(805)	(12,614)	(2,254)	(36,345)	(236)	(3,268)	55	885
Class C	(20,632)	(315,526)	10,439	165,837	9,314	127,257	15,467	188,135
Class I	14,431	251,182	(2,988)	(46,750)	5,307	74,150	3,746	49,370
Class R1	(78,914)	(1,432,121)	15,024	233,124	48	686	96	1,250
Class R2	(350,874)	(6,023,629)	35,102	591,420	11,797	134,404	22,127	264,700
Class R3	677,589	11,682,771	798,841	12,563,603	448,708	6,164,470	439,484	5,367,390
Class R4	(722,621)	(11,312,173)	706,551	11,388,018	147,926	2,228,129	280,239	3,428,692
Class R6	1,503,388	25,481,558	411,670	6,641,861	886,654	12,123,127	405,961	4,797,407
	1,188,205	$21,224,931	2,138,462	$34,110,838	1,602,949	$22,136,259	1,311,949	$15,825,604
Effective June 1, 2019, purchases of each fund's Class B and Class 529B (if applicable) shares are closed to new and existing investors subject to certain exceptions. Please see each fund’s prospectus for details.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2021, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Commitment Fee	$2,961	$1,627	$1,957	$3,149	$1,762
Interest Expense	—	786	1,331	1,974	2,171
	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund
Commitment Fee	$2,285	$1,223	$1,248	$715	$159
Interest Expense	2,390	1,725	1,012	—	—

Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,628,522	$1,643,394	$4,146,634	$543,605	$3,675,439	$14,344,326
MFS Blended Research Growth Equity Fund	12,793,246	1,695,369	4,434,417	902,619	3,316,716	14,273,533
MFS Blended Research International Equity Fund	15,156,550	990,591	4,748,662	486,658	5,544,559	17,429,696
MFS Blended Research Mid Cap Equity Fund	19,165,862	1,156,441	7,390,866	1,213,179	7,383,913	21,528,529
MFS Blended Research Small Cap Equity Fund	6,456,901	464,125	3,186,831	546,394	2,782,681	7,063,270
MFS Blended Research Value Equity Fund	12,541,458	1,123,234	4,326,912	666,066	4,326,265	14,330,111
MFS Commodity Strategy Fund	11,194,579	1,337,291	3,660,804	(503,067)	6,108,328	14,476,327
MFS Emerging Markets Debt Fund	11,816,178	1,465,853	799,154	(19,580)	1,303,582	13,766,878
MFS Emerging Markets Debt Local Currency Fund(a)	5,941,280	752,780	650,458	(24,690)	799,235	6,818,147
MFS Global Opportunistic Bond Fund	29,305,837	5,049,463	1,444,890	4,208	1,335,128	34,249,746
MFS Global Real Estate Fund	12,389,028	824,398	2,991,176	232,379	3,895,324	14,349,953
MFS Government Securities Fund	56,613,616	16,157,324	2,054,415	(9,869)	(2,215,122)	68,491,534
MFS Growth Fund	12,595,517	1,354,278	3,951,237	1,398,527	2,880,105	14,277,190
MFS High Income Fund	17,950,290	2,422,815	1,258,446	(61,487)	1,721,979	20,775,151
MFS Inflation-Adjusted Bond Fund	56,844,752	12,116,129	2,416,110	7,472	2,617,523	69,169,767
MFS Institutional Money Market Portfolio	1,176,620	26,124,592	26,242,749	(104)	(24)	1,058,335
MFS International Growth Fund	3,064,734	140,244	749,859	162,392	864,451	3,481,962
MFS International Intrinsic Value Fund	3,042,349	313,224	602,507	79,721	644,289	3,477,076
MFS Limited Maturity Fund	115,480,821	24,579,029	5,711,092	(5,410)	2,959,193	137,302,541
MFS Mid Cap Growth Fund	9,474,698	608,778	3,401,051	1,425,893	2,460,556	10,568,874
MFS Mid Cap Value Fund	9,553,023	532,164	3,968,890	942,321	3,736,840	10,795,458
MFS New Discovery Fund	3,278,456	511,122	1,770,284	429,114	1,039,134	3,487,542
MFS New Discovery Value Fund	3,250,810	328,822	1,756,139	417,585	1,325,900	3,566,978
MFS Research Fund	12,588,213	1,281,670	3,556,108	541,167	3,521,393	14,376,335
MFS Research International Fund	9,093,886	469,187	2,329,436	424,968	2,785,277	10,443,882
MFS Total Return Bond Fund	117,955,963	22,624,398	4,874,630	(16,052)	1,601,884	137,291,563
MFS Value Fund	12,463,332	1,154,818	3,474,113	584,799	3,591,812	14,320,648
	$593,816,521	$127,221,533	$105,897,870	$10,368,808	$70,006,360	$695,515,352

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$218,204	$736,231
MFS Blended Research Growth Equity Fund	211,529	703,758
MFS Blended Research International Equity Fund	427,770	—
MFS Blended Research Mid Cap Equity Fund	220,543	500
MFS Blended Research Small Cap Equity Fund	53,121	—
MFS Blended Research Value Equity Fund	272,693	—
MFS Commodity Strategy Fund	129,144	—
MFS Emerging Markets Debt Fund	552,673	—
MFS Emerging Markets Debt Local Currency Fund (a)	143,518	—
MFS Global Opportunistic Bond Fund	1,008,157	201,700
MFS Global Real Estate Fund	146,440	—
MFS Government Securities Fund	1,208,438	—
MFS Growth Fund	—	486,252
MFS High Income Fund	945,857	—
MFS Inflation-Adjusted Bond Fund	845,077	—
MFS Institutional Money Market Portfolio	1,338	—
MFS International Growth Fund	28,390	—
MFS International Intrinsic Value Fund	26,231	162,689
MFS Limited Maturity Fund	2,875,019	—
MFS Mid Cap Growth Fund	—	84,041
MFS Mid Cap Value Fund	118,172	—
MFS New Discovery Fund	131,507	183,863
MFS New Discovery Value Fund	40,558	38,599
MFS Research Fund	133,595	592,866
MFS Research International Fund	110,717	—
MFS Total Return Bond Fund	3,748,600	168,227
MFS Value Fund	233,836	143,476
	$13,831,127	$3,502,202

Notes to Financial Statements  - continued
	MFS Lifetime 2020 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,252,202	$2,426,632	$4,702,722	$483,168	$1,798,600	$7,257,880
MFS Blended Research Growth Equity Fund	7,360,640	2,518,287	4,959,850	857,847	1,447,881	7,224,805
MFS Blended Research International Equity Fund	8,691,790	2,309,354	5,349,882	447,605	2,880,896	8,979,763
MFS Blended Research Mid Cap Equity Fund	10,807,938	2,776,765	7,421,694	958,266	3,685,111	10,806,386
MFS Blended Research Small Cap Equity Fund	3,528,387	1,195,725	2,926,674	399,571	1,393,487	3,590,496
MFS Blended Research Value Equity Fund	7,186,107	2,244,483	4,854,081	524,013	2,169,238	7,269,760
MFS Commodity Strategy Fund	6,155,938	2,017,534	3,934,234	(509,017)	3,542,757	7,272,978
MFS Emerging Markets Debt Fund	6,710,335	1,984,908	2,136,268	(6,320)	733,324	7,285,979
MFS Emerging Markets Debt Local Currency Fund (a)	3,545,097	1,032,285	1,409,457	(656)	456,189	3,623,458
MFS Global Opportunistic Bond Fund	15,898,413	5,614,549	4,102,455	(283)	752,090	18,162,314
MFS Global Real Estate Fund	6,719,056	2,120,831	3,797,336	254,503	1,967,977	7,265,031
MFS Government Securities Fund	31,019,919	13,171,667	6,637,427	(40,118)	(1,173,893)	36,340,148
MFS Growth Fund	7,235,262	2,446,244	4,825,159	1,486,954	868,765	7,212,066
MFS High Income Fund	10,324,507	3,100,736	3,428,882	(71,403)	997,657	10,922,615
MFS Inflation-Adjusted Bond Fund	31,078,577	11,722,478	7,967,755	11,994	1,443,849	36,289,143
MFS Institutional Money Market Portfolio	111,160	7,769,261	7,635,218	(11)	—	245,192
MFS International Growth Fund	1,830,175	440,771	1,058,517	327,167	250,515	1,790,111
MFS International Intrinsic Value Fund	1,821,651	528,877	971,530	269,975	143,700	1,792,673
MFS Limited Maturity Fund	59,948,834	25,005,891	13,820,109	(1,869)	1,560,905	72,693,652
MFS Mid Cap Growth Fund	5,359,252	1,518,898	3,630,985	1,287,806	857,981	5,392,952
MFS Mid Cap Value Fund	5,378,512	1,580,829	4,044,080	1,038,321	1,493,714	5,447,296
MFS New Discovery Fund	1,799,630	643,759	1,445,381	383,671	411,995	1,793,674
MFS New Discovery Value Fund	1,773,031	685,333	1,581,177	317,371	616,146	1,810,704
MFS Research Fund	7,222,329	2,220,237	4,384,006	915,239	1,292,410	7,266,209
MFS Research International Fund	5,096,873	1,356,104	2,832,725	470,738	1,293,175	5,384,165
MFS Total Return Bond Fund	62,247,148	22,972,323	13,322,391	(59,929)	892,846	72,729,997
MFS Value Fund	7,129,787	2,289,254	4,399,210	754,733	1,507,570	7,282,134
	$323,232,550	$123,694,015	$127,579,205	$10,499,336	$33,284,885	$363,131,581

Notes to Financial Statements  - continued
	MFS Lifetime 2020 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$118,279	$399,080
MFS Blended Research Growth Equity Fund	115,390	383,902
MFS Blended Research International Equity Fund	226,246	—
MFS Blended Research Mid Cap Equity Fund	117,730	267
MFS Blended Research Small Cap Equity Fund	27,749	—
MFS Blended Research Value Equity Fund	145,931	—
MFS Commodity Strategy Fund	71,222	—
MFS Emerging Markets Debt Fund	306,866	—
MFS Emerging Markets Debt Local Currency Fund (a)	76,316	—
MFS Global Opportunistic Bond Fund	554,899	110,861
MFS Global Real Estate Fund	80,076	—
MFS Government Securities Fund	669,478	—
MFS Growth Fund	—	268,003
MFS High Income Fund	526,530	—
MFS Inflation-Adjusted Bond Fund	467,200	—
MFS Institutional Money Market Portfolio	149	—
MFS International Growth Fund	15,158	—
MFS International Intrinsic Value Fund	14,151	87,767
MFS Limited Maturity Fund	1,570,764	—
MFS Mid Cap Growth Fund	—	44,754
MFS Mid Cap Value Fund	62,783	—
MFS New Discovery Fund	70,149	98,076
MFS New Discovery Value Fund	22,190	21,119
MFS Research Fund	71,847	318,843
MFS Research International Fund	59,473	—
MFS Total Return Bond Fund	2,061,652	93,398
MFS Value Fund	131,532	78,161
	$7,583,760	$1,904,231

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$10,513,321	$4,265,373	$4,800,173	$308,020	$3,758,368	$14,044,909
MFS Blended Research Growth Equity Fund	10,591,015	4,846,956	5,522,793	366,992	3,707,401	13,989,571
MFS Blended Research International Equity Fund	13,784,718	5,382,616	6,902,172	343,065	5,817,460	18,425,687
MFS Blended Research Mid Cap Equity Fund	14,831,006	4,073,529	7,459,219	916,912	6,520,997	18,883,225
MFS Blended Research Small Cap Equity Fund	3,685,807	1,339,123	2,371,944	257,523	1,929,371	4,839,880
MFS Blended Research Value Equity Fund	10,497,965	4,156,549	5,391,061	404,352	4,432,602	14,100,407
MFS Commodity Strategy Fund	6,602,813	3,297,638	3,697,176	(565,969)	4,269,922	9,907,228
MFS Emerging Markets Debt Fund	9,692,373	5,355,987	2,177,904	(36,105)	1,165,213	13,999,564
MFS Emerging Markets Debt Local Currency Fund (a)	6,522,169	3,931,315	2,244,968	(47,904)	969,667	9,130,279
MFS Global Opportunistic Bond Fund	16,027,142	10,795,276	3,466,401	4,063	752,494	24,112,574
MFS Global Real Estate Fund	7,054,639	2,747,233	2,715,762	78,564	2,608,281	9,772,955
MFS Government Securities Fund	31,540,573	23,971,170	5,830,235	(16,732)	(1,472,748)	48,192,028
MFS Growth Fund	10,444,694	4,788,270	5,367,302	348,079	3,790,774	14,004,515
MFS High Income Fund	16,168,559	8,946,192	3,627,945	(141,181)	1,799,322	23,144,947
MFS Inflation-Adjusted Bond Fund	30,671,779	21,962,982	5,901,618	17,260	1,664,008	48,414,411
MFS Institutional Money Market Portfolio	784,432	11,421,350	11,424,411	(14)	(65)	781,292
MFS International Growth Fund	3,467,332	1,316,612	1,564,343	105,568	1,209,127	4,534,296
MFS International Intrinsic Value Fund	3,437,958	1,514,873	1,348,017	46,624	869,720	4,521,158
MFS International New Discovery Fund	317,978	—	360,148	85,191	(43,021)	—
MFS Limited Maturity Fund	28,910,845	27,989,609	4,196,985	(929)	765,204	53,467,744
MFS Mid Cap Growth Fund	7,264,159	2,704,804	3,954,736	662,607	2,715,270	9,392,104
MFS Mid Cap Value Fund	7,408,421	2,307,366	4,262,091	589,611	3,467,266	9,510,573
MFS New Discovery Fund	1,845,781	824,349	1,197,235	177,269	774,188	2,424,352
MFS New Discovery Value Fund	1,864,267	703,823	1,273,469	152,742	989,717	2,437,080
MFS Research Fund	10,456,583	4,103,594	4,371,182	265,361	3,639,807	14,094,163
MFS Research International Fund	6,896,371	2,589,246	2,877,152	150,045	2,580,458	9,338,968
MFS Total Return Bond Fund	46,023,045	36,553,183	7,868,461	(20,240)	362,880	75,050,407
MFS Value Fund	10,397,593	4,384,222	4,713,805	293,725	3,746,370	14,108,105
	$327,703,338	$206,273,240	$116,888,708	$4,744,499	$62,790,053	$484,622,422

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$213,544	$720,508
MFS Blended Research Growth Equity Fund	208,599	694,011
MFS Blended Research International Equity Fund	441,658	—
MFS Blended Research Mid Cap Equity Fund	191,345	434
MFS Blended Research Small Cap Equity Fund	34,706	—
MFS Blended Research Value Equity Fund	265,005	—
MFS Commodity Strategy Fund	86,763	—
MFS Emerging Markets Debt Fund	536,985	—
MFS Emerging Markets Debt Local Currency Fund (a)	198,863	—
MFS Global Opportunistic Bond Fund	669,783	135,136
MFS Global Real Estate Fund	97,264	—
MFS Government Securities Fund	791,280	—
MFS Growth Fund	—	481,940
MFS High Income Fund	1,017,032	—
MFS Inflation-Adjusted Bond Fund	562,191	—
MFS Institutional Money Market Portfolio	877	—
MFS International Growth Fund	36,813	—
MFS International Intrinsic Value Fund	34,091	211,441
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	946,458	—
MFS Mid Cap Growth Fund	—	73,562
MFS Mid Cap Value Fund	102,506	—
MFS New Discovery Fund	86,296	120,652
MFS New Discovery Value Fund	26,720	25,429
MFS Research Fund	131,174	582,123
MFS Research International Fund	96,055	—
MFS Total Return Bond Fund	1,847,310	85,859
MFS Value Fund	235,280	140,904
	$8,858,598	$3,271,999

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$24,860,305	$6,835,091	$9,523,802	$478,419	$8,247,181	$30,897,194
MFS Blended Research Emerging Markets Equity Fund	297,208	—	326,006	23,208	5,590	—
MFS Blended Research Growth Equity Fund	26,136,753	6,341,897	10,521,480	1,829,513	6,959,262	30,745,945
MFS Blended Research International Equity Fund	37,170,740	7,374,488	14,149,746	758,950	14,296,930	45,451,362
MFS Blended Research Mid Cap Equity Fund	45,453,257	7,487,155	20,640,180	2,214,529	18,520,259	53,035,020
MFS Blended Research Small Cap Equity Fund	9,888,907	1,809,121	5,400,241	637,670	4,566,888	11,502,345
MFS Blended Research Value Equity Fund	25,652,391	5,862,089	10,941,394	916,243	9,558,206	31,047,535
MFS Commodity Strategy Fund	17,290,506	4,680,722	7,405,543	(1,314,062)	10,157,942	23,409,565
MFS Emerging Markets Debt Fund	17,382,522	7,528,858	3,096,161	(78,977)	1,984,872	23,721,114
MFS Emerging Markets Debt Local Currency Fund (a)	11,670,628	5,135,987	2,563,915	(112,658)	1,647,178	15,777,220
MFS Emerging Markets Equity Fund	298,001	—	331,914	146,473	(112,560)	—
MFS Global Opportunistic Bond Fund	27,126,192	15,570,138	4,498,853	(15,054)	1,237,046	39,419,469
MFS Global Real Estate Fund	18,917,648	3,541,030	5,964,941	132,193	6,307,207	22,933,137
MFS Government Securities Fund	50,839,494	38,002,714	7,578,158	(25,522)	(2,362,548)	78,875,980
MFS Growth Fund	25,717,261	5,853,304	9,631,108	3,049,115	5,890,715	30,879,287
MFS High Income Fund	29,389,897	12,448,853	5,052,922	(267,294)	3,029,345	39,547,879
MFS Inflation-Adjusted Bond Fund	38,475,262	23,734,795	6,046,793	8,773	1,900,022	58,072,059
MFS Institutional Money Market Portfolio	839,087	16,719,700	16,719,403	(34)	(39)	839,311
MFS International Growth Fund	9,622,368	1,784,319	3,304,474	595,179	2,629,863	11,327,255
MFS International Intrinsic Value Fund	9,537,354	2,446,529	2,975,483	559,273	1,714,561	11,282,234
MFS International New Discovery Fund	6,753,391	1,140,422	2,852,001	352,910	1,571,612	6,966,334
MFS Limited Maturity Fund	—	8,790,131	5,008	(25)	(15,067)	8,770,031
MFS Mid Cap Growth Fund	22,388,925	4,484,292	9,951,255	3,283,803	6,117,426	26,323,191
MFS Mid Cap Value Fund	22,664,905	4,126,653	11,422,501	2,084,178	9,274,689	26,727,924
MFS New Discovery Fund	5,026,607	1,212,032	2,756,304	559,761	1,711,738	5,753,834
MFS New Discovery Value Fund	4,985,177	1,119,662	3,075,624	550,898	2,185,408	5,765,521
MFS Research Fund	24,786,357	6,096,807	8,246,109	350,736	8,035,885	31,023,676
MFS Research International Fund	18,147,804	3,654,311	5,733,815	472,640	6,133,276	22,674,216
MFS Total Return Bond Fund	43,465,069	31,636,219	6,103,980	(25,356)	392,599	69,364,551
MFS Value Fund	25,484,392	6,099,135	9,377,732	690,794	8,042,839	30,939,428
	$600,268,408	$241,516,454	$206,196,846	$17,856,276	$139,628,325	$793,072,617

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$459,162	$1,549,236
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	445,107	1,480,874
MFS Blended Research International Equity Fund	1,073,656	—
MFS Blended Research Mid Cap Equity Fund	537,201	1,218
MFS Blended Research Small Cap Equity Fund	83,384	—
MFS Blended Research Value Equity Fund	573,424	—
MFS Commodity Strategy Fund	204,051	—
MFS Emerging Markets Debt Fund	880,124	—
MFS Emerging Markets Debt Local Currency Fund (a)	316,580	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	1,067,052	214,650
MFS Global Real Estate Fund	230,854	—
MFS Government Securities Fund	1,251,575	—
MFS Growth Fund	—	1,024,342
MFS High Income Fund	1,670,814	—
MFS Inflation-Adjusted Bond Fund	635,030	—
MFS Institutional Money Market Portfolio	926	—
MFS International Growth Fund	89,277	—
MFS International Intrinsic Value Fund	82,470	511,500
MFS International New Discovery Fund	35,268	250,301
MFS Limited Maturity Fund	36,518	—
MFS Mid Cap Growth Fund	—	205,328
MFS Mid Cap Value Fund	288,174	—
MFS New Discovery Fund	207,351	289,903
MFS New Discovery Value Fund	62,852	59,816
MFS Research Fund	281,306	1,248,379
MFS Research International Fund	231,919	—
MFS Total Return Bond Fund	1,605,763	73,012
MFS Value Fund	510,302	302,880
	$12,860,140	$7,211,439

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$13,498,142	$4,956,677	$3,925,077	$34,718	$5,117,734	$19,682,194
MFS Blended Research Emerging Markets Equity Fund	1,725,287	531,513	819,765	8,882	726,702	2,172,619
MFS Blended Research Growth Equity Fund	18,826,303	7,805,266	7,282,738	434,682	6,558,435	26,341,948
MFS Blended Research International Equity Fund	28,211,679	9,941,781	10,400,838	(457,126)	12,706,090	40,001,586
MFS Blended Research Mid Cap Equity Fund	30,872,275	8,084,941	11,195,732	(204,217)	15,764,951	43,322,218
MFS Blended Research Small Cap Equity Fund	7,010,141	1,924,833	3,433,390	72,627	3,986,329	9,560,540
MFS Blended Research Value Equity Fund	18,473,097	6,317,210	6,765,486	(269,123)	8,628,856	26,384,554
MFS Commodity Strategy Fund	12,857,163	5,449,880	5,474,642	(1,130,348)	8,044,583	19,746,636
MFS Emerging Markets Debt Fund	9,263,971	6,654,125	2,241,143	(52,388)	1,079,130	14,703,695
MFS Emerging Markets Debt Local Currency Fund(a)	6,219,054	4,485,278	1,739,123	(96,413)	914,020	9,782,816
MFS Emerging Markets Equity Fund	1,724,092	545,667	827,573	13,807	699,541	2,155,534
MFS Global Opportunistic Bond Fund	6,153,290	6,518,353	1,489,736	66	237,129	11,419,102
MFS Global Real Estate Fund	13,422,244	4,622,161	3,750,187	(253,130)	5,268,093	19,309,181
MFS Government Securities Fund	—	5,548,504	—	—	(71,796)	5,476,708
MFS Growth Fund	18,668,259	7,899,509	7,283,645	589,257	6,520,908	26,394,288
MFS High Income Fund	15,387,549	11,367,894	3,750,182	(174,743)	1,693,754	24,524,272
MFS Inflation-Adjusted Bond Fund	15,612,071	13,185,865	3,960,854	13,378	775,761	25,626,221
MFS Institutional Money Market Portfolio	393,256	7,014,274	7,009,877	(30)	(13)	397,610
MFS International Growth Fund	8,382,249	2,920,184	2,734,645	35,866	3,012,279	11,615,933
MFS International Intrinsic Value Fund	8,316,177	3,704,208	2,562,253	36,780	2,080,999	11,575,911
MFS International New Discovery Fund	6,953,686	2,451,563	2,419,631	(59,090)	2,245,906	9,172,434
MFS Mid Cap Growth Fund	15,232,388	5,524,158	6,127,395	416,400	6,517,272	21,562,823
MFS Mid Cap Value Fund	15,378,861	4,460,689	6,583,251	(26,573)	8,551,484	21,781,210
MFS New Discovery Fund	3,530,219	1,392,643	1,857,422	174,904	1,564,367	4,804,711
MFS New Discovery Value Fund	3,546,925	1,075,108	1,954,354	48,084	2,088,602	4,804,365
MFS Research Fund	13,420,713	5,037,302	3,650,993	46,102	4,899,495	19,752,619
MFS Research International Fund	11,555,555	4,274,198	3,530,938	(25,332)	4,465,309	16,738,792
MFS Total Return Bond Fund	9,580,865	10,139,990	2,349,964	(4,506)	59,537	17,425,922
MFS Value Fund	18,335,984	6,935,339	5,876,952	(205,407)	7,171,848	26,360,812
	$332,551,495	$160,769,113	$120,997,786	$(1,032,873)	$121,307,305	$492,597,254

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$267,801	$903,576
MFS Blended Research Emerging Markets Equity Fund	34,383	—
MFS Blended Research Growth Equity Fund	354,811	1,180,459
MFS Blended Research International Equity Fund	882,480	—
MFS Blended Research Mid Cap Equity Fund	404,226	917
MFS Blended Research Small Cap Equity Fund	64,999	—
MFS Blended Research Value Equity Fund	458,172	—
MFS Commodity Strategy Fund	159,696	—
MFS Emerging Markets Debt Fund	507,601	—
MFS Emerging Markets Debt Local Currency Fund (a)	193,178	—
MFS Emerging Markets Equity Fund	16,987	—
MFS Global Opportunistic Bond Fund	263,414	52,866
MFS Global Real Estate Fund	179,572	—
MFS Government Securities Fund	20,780	—
MFS Growth Fund	—	819,976
MFS High Income Fund	962,984	—
MFS Inflation-Adjusted Bond Fund	266,126	—
MFS Institutional Money Market Portfolio	439	—
MFS International Growth Fund	86,042	—
MFS International Intrinsic Value Fund	79,580	493,576
MFS International New Discovery Fund	41,272	292,914
MFS Mid Cap Growth Fund	—	153,682
MFS Mid Cap Value Fund	217,078	—
MFS New Discovery Fund	160,292	224,107
MFS New Discovery Value Fund	47,235	44,953
MFS Research Fund	164,350	729,351
MFS Research International Fund	157,214	—
MFS Total Return Bond Fund	363,458	16,468
MFS Value Fund	407,313	242,187
	$6,761,483	$5,155,032

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,556,812	$5,300,179	$4,600,781	$(44,413)	$6,439,861	$24,651,658
MFS Blended Research Emerging Markets Equity Fund	3,319,443	1,041,450	1,349,143	61,170	1,330,423	4,403,343
MFS Blended Research Growth Equity Fund	25,662,641	9,207,792	8,773,298	1,169,634	7,964,414	35,231,183
MFS Blended Research International Equity Fund	42,188,549	12,276,435	13,801,315	(218,448)	17,887,330	58,332,551
MFS Blended Research Mid Cap Equity Fund	42,618,586	8,631,410	13,800,486	(118,945)	20,722,179	58,052,744
MFS Blended Research Small Cap Equity Fund	10,293,849	2,547,324	4,919,328	240,085	5,436,244	13,598,174
MFS Blended Research Value Equity Fund	25,167,888	7,202,448	7,990,059	(120,488)	11,160,417	35,420,206
MFS Commodity Strategy Fund	18,950,430	6,749,584	7,680,846	(1,581,335)	11,302,438	27,740,271
MFS Emerging Markets Debt Fund	5,787,512	4,974,151	1,240,815	(37,924)	648,621	10,131,545
MFS Emerging Markets Debt Local Currency Fund(a)	3,880,472	3,205,340	814,463	(53,981)	534,965	6,752,333
MFS Emerging Markets Equity Fund	3,318,102	1,052,363	1,350,067	83,501	1,257,754	4,361,653
MFS Global Opportunistic Bond Fund	3,845,114	3,606,722	863,885	(1,268)	146,539	6,733,222
MFS Global Real Estate Fund	19,688,527	5,935,060	5,264,722	(258,394)	7,370,952	27,471,423
MFS Growth Fund	25,329,193	9,190,631	8,572,587	1,902,065	7,412,296	35,261,598
MFS High Income Fund	9,629,426	8,298,373	1,982,861	(96,646)	1,039,240	16,887,532
MFS Inflation-Adjusted Bond Fund	15,215,380	11,446,664	3,693,891	8,512	717,339	23,694,004
MFS Institutional Money Market Portfolio	113,308	6,250,441	6,018,503	(14)	4	345,236
MFS International Growth Fund	13,087,824	4,073,234	3,866,386	137,185	4,458,958	17,890,815
MFS International Intrinsic Value Fund	12,998,766	5,195,300	3,551,836	176,017	3,018,871	17,837,118
MFS International New Discovery Fund	13,419,787	4,259,008	4,255,366	(64,543)	4,154,149	17,513,035
MFS Mid Cap Growth Fund	20,926,484	6,537,351	7,736,744	1,668,463	7,524,231	28,919,785
MFS Mid Cap Value Fund	21,247,370	4,925,220	8,211,123	390,014	10,944,496	29,295,977
MFS New Discovery Fund	5,210,093	1,850,971	2,700,537	346,092	2,098,459	6,805,078
MFS New Discovery Value Fund	5,201,311	1,380,412	2,719,248	286,459	2,728,876	6,877,810
MFS Research Fund	17,463,530	5,394,050	4,308,910	(20,635)	6,178,217	24,706,252
MFS Research International Fund	16,153,423	4,938,740	4,497,557	29,039	5,945,495	22,569,140
MFS Total Return Bond Fund	11,506,462	8,154,501	2,883,907	(8,930)	111,705	16,879,831
MFS Value Fund	24,999,616	8,018,146	6,830,254	(236,766)	9,436,391	35,387,133
	$434,779,898	$161,643,300	$144,278,918	$3,635,506	$157,970,864	$613,750,650

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$335,754	$1,132,852
MFS Blended Research Emerging Markets Equity Fund	65,935	—
MFS Blended Research Growth Equity Fund	467,868	1,556,601
MFS Blended Research International Equity Fund	1,275,580	—
MFS Blended Research Mid Cap Equity Fund	536,661	1,217
MFS Blended Research Small Cap Equity Fund	91,951	—
MFS Blended Research Value Equity Fund	605,517	—
MFS Commodity Strategy Fund	224,478	—
MFS Emerging Markets Debt Fund	325,412	—
MFS Emerging Markets Debt Local Currency Fund (a)	128,269	—
MFS Emerging Markets Equity Fund	32,579	—
MFS Global Opportunistic Bond Fund	161,508	32,451
MFS Global Real Estate Fund	254,187	—
MFS Growth Fund	—	1,079,204
MFS High Income Fund	617,658	—
MFS Inflation-Adjusted Bond Fund	249,026	—
MFS Institutional Money Market Portfolio	144	—
MFS International Growth Fund	130,283	—
MFS International Intrinsic Value Fund	120,371	746,571
MFS International New Discovery Fund	77,991	553,510
MFS Mid Cap Growth Fund	—	203,926
MFS Mid Cap Value Fund	288,931	—
MFS New Discovery Fund	226,321	316,425
MFS New Discovery Value Fund	65,485	62,323
MFS Research Fund	205,569	912,272
MFS Research International Fund	211,524	—
MFS Total Return Bond Fund	399,614	17,974
MFS Value Fund	534,356	319,821
	$7,632,972	$6,935,147

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,244,335	$4,176,173	$2,693,408	$(16,526)	$3,643,174	$14,353,748
MFS Blended Research Emerging Markets Equity Fund	2,275,197	1,175,131	1,030,449	(19,187)	1,060,981	3,461,673
MFS Blended Research Growth Equity Fund	14,416,602	7,185,730	5,672,358	209,704	5,206,281	21,345,959
MFS Blended Research International Equity Fund	24,816,053	11,743,069	9,089,357	(507,068)	11,716,906	38,679,603
MFS Blended Research Mid Cap Equity Fund	22,918,666	8,833,191	8,519,180	(379,958)	12,671,280	35,523,999
MFS Blended Research Small Cap Equity Fund	5,772,624	2,669,496	3,227,570	30,659	3,570,430	8,815,639
MFS Blended Research Value Equity Fund	13,599,456	6,391,854	5,019,116	(327,220)	6,857,375	21,502,349
MFS Commodity Strategy Fund	11,069,112	6,380,050	5,698,421	(981,364)	7,126,817	17,896,194
MFS Emerging Markets Debt Fund	—	619,662	—	—	(6,426)	613,236
MFS Emerging Markets Debt Local Currency Fund(a)	—	416,909	—	—	(8,754)	408,155
MFS Emerging Markets Equity Fund	2,265,132	1,168,254	976,401	(20,430)	1,016,816	3,453,371
MFS Global Opportunistic Bond Fund	—	415,103	—	—	(7,109)	407,994
MFS Global Real Estate Fund	11,238,226	5,857,738	3,796,614	(256,744)	4,749,042	17,791,648
MFS Growth Fund	14,279,852	7,399,532	5,860,140	288,261	5,233,428	21,340,933
MFS High Income Fund	—	1,017,567	—	—	5,001	1,022,568
MFS Inflation-Adjusted Bond Fund	6,036,606	4,898,173	1,735,160	7,257	270,503	9,477,379
MFS Institutional Money Market Portfolio	365,476	5,155,545	5,154,350	(15)	(22)	366,634
MFS International Growth Fund	8,042,500	3,820,490	2,623,001	(3,230)	3,006,305	12,243,064
MFS International Intrinsic Value Fund	8,202,342	4,546,688	2,591,579	3,760	2,058,673	12,219,884
MFS International New Discovery Fund	9,136,821	4,690,443	3,027,178	(153,107)	3,175,664	13,822,643
MFS Mid Cap Growth Fund	11,601,424	5,778,514	5,109,149	225,969	5,234,570	17,731,328
MFS Mid Cap Value Fund	11,359,658	4,838,920	5,056,389	(167,884)	6,913,842	17,888,147
MFS New Discovery Fund	2,977,241	1,623,991	1,727,170	103,313	1,429,983	4,407,358
MFS New Discovery Value Fund	2,916,437	1,352,449	1,739,725	2,620	1,901,953	4,433,734
MFS Research Fund	9,242,965	4,232,545	2,572,152	7,452	3,481,796	14,392,606
MFS Research International Fund	9,089,514	4,361,702	2,888,121	(41,973)	3,617,178	14,138,300
MFS Total Return Bond Fund	5,960,294	4,793,698	1,744,601	(5,317)	51,213	9,055,287
MFS Value Fund	13,602,572	6,969,403	4,495,025	(233,760)	5,678,296	21,521,486
	$230,429,105	$122,512,020	$92,046,614	$(2,234,788)	$99,655,196	$358,314,919

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$192,455	$649,354
MFS Blended Research Emerging Markets Equity Fund	50,352	—
MFS Blended Research Growth Equity Fund	280,823	934,300
MFS Blended Research International Equity Fund	819,229	—
MFS Blended Research Mid Cap Equity Fund	321,795	730
MFS Blended Research Small Cap Equity Fund	57,920	—
MFS Blended Research Value Equity Fund	357,717	—
MFS Commodity Strategy Fund	144,144	—
MFS Emerging Markets Debt Fund	6,290	—
MFS Emerging Markets Debt Local Currency Fund (a)	4,644	—
MFS Emerging Markets Equity Fund	24,772	—
MFS Global Opportunistic Bond Fund	3,511	695
MFS Global Real Estate Fund	162,353	—
MFS Growth Fund	—	648,430
MFS High Income Fund	11,800	—
MFS Inflation-Adjusted Bond Fund	96,399	—
MFS Institutional Money Market Portfolio	415	—
MFS International Growth Fund	87,025	—
MFS International Intrinsic Value Fund	80,700	500,517
MFS International New Discovery Fund	59,520	422,419
MFS Mid Cap Growth Fund	—	123,474
MFS Mid Cap Value Fund	172,250	—
MFS New Discovery Fund	143,335	200,400
MFS New Discovery Value Fund	40,090	38,154
MFS Research Fund	117,763	522,607
MFS Research International Fund	129,067	—
MFS Total Return Bond Fund	207,867	9,457
MFS Value Fund	316,332	191,217
	$3,888,568	$4,241,754

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,506,278	$3,658,725	$2,237,302	$(28,642)	$3,723,676	$14,622,735
MFS Blended Research Emerging Markets Equity Fund	2,339,143	1,088,529	865,069	(3,602)	1,074,025	3,633,026
MFS Blended Research Growth Equity Fund	14,954,213	6,446,694	4,993,344	103,276	5,330,613	21,841,452
MFS Blended Research International Equity Fund	25,578,145	10,082,455	7,227,877	(275,585)	11,780,548	39,937,686
MFS Blended Research Mid Cap Equity Fund	23,748,658	6,485,889	6,415,400	(262,253)	12,858,293	36,415,187
MFS Blended Research Small Cap Equity Fund	6,006,340	1,980,511	2,589,116	28,591	3,663,715	9,090,041
MFS Blended Research Value Equity Fund	14,054,148	5,245,153	4,008,422	(168,376)	6,898,526	22,021,029
MFS Commodity Strategy Fund	11,370,682	5,363,082	4,549,000	(795,904)	7,065,635	18,454,495
MFS Emerging Markets Equity Fund	2,329,644	1,090,910	817,025	(8,119)	1,028,267	3,623,677
MFS Global Real Estate Fund	11,621,151	4,618,798	2,520,968	(201,671)	4,811,596	18,328,906
MFS Growth Fund	14,826,368	6,575,407	5,080,593	334,074	5,199,127	21,854,383
MFS Inflation-Adjusted Bond Fund	6,287,997	4,341,313	1,752,800	19,968	257,176	9,153,654
MFS Institutional Money Market Portfolio	347,483	5,594,310	5,603,825	(46)	12	337,934
MFS International Growth Fund	8,263,622	3,448,611	2,091,296	(31,150)	3,094,760	12,684,547
MFS International Intrinsic Value Fund	8,471,101	4,324,904	2,232,441	(28,585)	2,119,576	12,654,555
MFS International New Discovery Fund	9,418,526	4,339,386	2,347,728	(138,967)	3,232,599	14,503,816
MFS Mid Cap Growth Fund	11,940,621	4,833,424	4,106,828	95,329	5,414,091	18,176,637
MFS Mid Cap Value Fund	11,801,799	3,635,939	4,064,733	(47,776)	7,014,292	18,339,521
MFS New Discovery Fund	3,086,343	1,410,602	1,494,631	65,218	1,478,163	4,545,695
MFS New Discovery Value Fund	3,038,589	1,053,748	1,490,375	28,247	1,941,053	4,571,262
MFS Research Fund	9,508,799	3,682,318	2,073,650	(26,281)	3,575,905	14,667,091
MFS Research International Fund	9,366,533	3,728,470	2,233,330	(51,389)	3,701,042	14,511,326
MFS Total Return Bond Fund	6,178,134	4,546,619	1,620,815	(1,997)	45,201	9,147,142
MFS Value Fund	14,037,900	5,710,834	3,323,156	(192,615)	5,796,275	22,029,238
	$238,082,217	$103,286,631	$75,739,724	$(1,588,255)	$101,104,166	$365,145,035

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$197,959	$667,925
MFS Blended Research Emerging Markets Equity Fund	52,147	—
MFS Blended Research Growth Equity Fund	289,312	962,540
MFS Blended Research International Equity Fund	844,743	—
MFS Blended Research Mid Cap Equity Fund	331,557	752
MFS Blended Research Small Cap Equity Fund	59,577	—
MFS Blended Research Value Equity Fund	368,112	—
MFS Commodity Strategy Fund	149,300	—
MFS Emerging Markets Equity Fund	25,653	—
MFS Global Real Estate Fund	167,503	—
MFS Growth Fund	—	665,354
MFS Inflation-Adjusted Bond Fund	97,092	—
MFS Institutional Money Market Portfolio	377	—
MFS International Growth Fund	89,879	—
MFS International Intrinsic Value Fund	83,478	517,749
MFS International New Discovery Fund	61,704	447,656
MFS Mid Cap Growth Fund	—	127,088
MFS Mid Cap Value Fund	177,370	—
MFS New Discovery Fund	147,875	206,747
MFS New Discovery Value Fund	41,054	39,072
MFS Research Fund	121,235	538,013
MFS Research International Fund	133,063	—
MFS Total Return Bond Fund	211,143	—
MFS Value Fund	320,629	196,378
	$3,970,762	$4,369,274

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$4,978,574	$2,258,559	$1,227,164	$(3,974)	$2,025,386	$8,031,381
MFS Blended Research Emerging Markets Equity Fund	1,236,348	648,829	463,212	(10,704)	590,660	2,001,921
MFS Blended Research Growth Equity Fund	7,664,373	3,894,423	2,537,911	90,656	2,903,934	12,015,475
MFS Blended Research International Equity Fund	13,546,585	6,340,818	4,152,483	(234,372)	6,472,587	21,973,135
MFS Blended Research Mid Cap Equity Fund	12,549,483	4,360,542	3,701,039	(140,855)	6,992,451	20,060,582
MFS Blended Research Small Cap Equity Fund	3,188,114	1,200,090	1,376,125	(20,862)	2,024,716	5,015,933
MFS Blended Research Value Equity Fund	7,415,091	3,339,367	2,317,973	(124,166)	3,788,476	12,100,795
MFS Commodity Strategy Fund	6,108,364	3,326,718	2,612,429	(396,120)	3,810,518	10,237,051
MFS Emerging Markets Equity Fund	1,234,307	671,908	462,369	(8,486)	560,543	1,995,903
MFS Global Real Estate Fund	6,182,249	3,084,336	1,695,403	(130,177)	2,653,594	10,094,599
MFS Growth Fund	7,604,484	4,038,429	2,654,495	114,532	2,928,922	12,031,872
MFS Inflation-Adjusted Bond Fund	3,250,187	2,447,404	819,974	1,469	149,898	5,028,984
MFS Institutional Money Market Portfolio	237,837	3,016,692	3,053,251	(2)	(21)	201,255
MFS International Growth Fund	4,337,672	2,150,335	1,167,749	(11,909)	1,676,059	6,984,408
MFS International Intrinsic Value Fund	4,360,966	2,603,831	1,130,127	987	1,138,008	6,973,665
MFS International New Discovery Fund	4,964,352	2,692,526	1,356,598	(53,024)	1,736,190	7,983,446
MFS Mid Cap Growth Fund	6,223,831	3,064,718	2,268,796	89,165	2,913,568	10,022,486
MFS Mid Cap Value Fund	6,258,422	2,450,068	2,401,793	(57,681)	3,842,115	10,091,131
MFS New Discovery Fund	1,611,949	804,337	746,443	50,640	796,566	2,517,049
MFS New Discovery Value Fund	1,618,357	650,775	820,726	(14,886)	1,082,914	2,516,434
MFS Research Fund	4,973,047	2,324,931	1,179,766	6,996	1,936,892	8,062,100
MFS Research International Fund	4,941,591	2,371,209	1,308,270	(22,173)	2,002,564	7,984,921
MFS Total Return Bond Fund	3,207,386	2,597,657	804,636	(4,948)	27,196	5,022,655
MFS Value Fund	7,404,666	3,625,558	2,002,653	(101,900)	3,158,656	12,084,327
	$125,098,235	$63,964,060	$42,261,385	$(981,794)	$55,212,392	$201,031,508

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$106,216	$358,376
MFS Blended Research Emerging Markets Equity Fund	27,927	—
MFS Blended Research Growth Equity Fund	155,242	516,490
MFS Blended Research International Equity Fund	452,102	—
MFS Blended Research Mid Cap Equity Fund	177,080	402
MFS Blended Research Small Cap Equity Fund	31,726	—
MFS Blended Research Value Equity Fund	196,975	—
MFS Commodity Strategy Fund	80,051	—
MFS Emerging Markets Equity Fund	13,745	—
MFS Global Real Estate Fund	89,883	—
MFS Growth Fund	—	357,168
MFS Inflation-Adjusted Bond Fund	52,604	—
MFS Institutional Money Market Portfolio	269	—
MFS International Growth Fund	48,038	—
MFS International Intrinsic Value Fund	44,679	277,114
MFS International New Discovery Fund	33,002	234,213
MFS Mid Cap Growth Fund	—	67,902
MFS Mid Cap Value Fund	94,762	—
MFS New Discovery Fund	79,095	110,584
MFS New Discovery Value Fund	22,279	21,203
MFS Research Fund	64,838	287,736
MFS Research International Fund	71,196	—
MFS Total Return Bond Fund	115,030	5,225
MFS Value Fund	173,746	105,746
	$2,130,485	$2,342,159

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$960,085	$1,206,885	$274,160	$(8,895)	$512,206	$2,396,121
MFS Blended Research Emerging Markets Equity Fund	240,240	324,425	109,089	(2,536)	144,540	597,580
MFS Blended Research Growth Equity Fund	1,446,163	2,023,180	598,868	(271)	719,695	3,589,899
MFS Blended Research International Equity Fund	2,634,560	3,337,136	924,080	(49,316)	1,577,404	6,575,704
MFS Blended Research Mid Cap Equity Fund	2,427,196	2,479,453	647,231	(50,305)	1,772,206	5,981,319
MFS Blended Research Small Cap Equity Fund	622,689	648,103	284,730	(14,010)	522,485	1,494,537
MFS Blended Research Value Equity Fund	1,435,327	1,682,467	453,460	(46,910)	989,645	3,607,069
MFS Commodity Strategy Fund	1,205,956	1,556,566	587,677	(64,142)	922,841	3,033,544
MFS Emerging Markets Equity Fund	240,279	333,067	106,859	(3,075)	133,690	597,102
MFS Global Real Estate Fund	1,202,275	1,569,509	403,610	(38,943)	671,508	3,000,739
MFS Growth Fund	1,444,959	2,055,529	642,657	760	731,087	3,589,678
MFS Inflation-Adjusted Bond Fund	597,365	1,107,054	237,431	(310)	35,750	1,502,428
MFS Institutional Money Market Portfolio	15,861	1,046,877	1,028,171	—	—	34,567
MFS International Growth Fund	839,284	1,131,104	278,449	(2,272)	400,486	2,090,153
MFS International Intrinsic Value Fund	836,349	1,270,840	278,922	(740)	262,010	2,089,537
MFS International New Discovery Fund	960,324	1,359,500	322,312	(11,228)	403,909	2,390,193
MFS Mid Cap Growth Fund	1,198,490	1,546,229	468,567	(4,248)	716,577	2,988,481
MFS Mid Cap Value Fund	1,214,689	1,256,230	427,640	(37,200)	997,196	3,003,275
MFS New Discovery Fund	304,030	384,817	138,021	913	195,694	747,433
MFS New Discovery Value Fund	317,670	315,619	158,776	(17,167)	291,627	748,973
MFS Research Fund	959,872	1,226,198	267,605	(6,003)	488,298	2,400,760
MFS Research International Fund	958,500	1,284,292	326,579	(4,947)	479,432	2,390,698
MFS Total Return Bond Fund	599,563	1,141,057	233,498	(1,130)	(1,216)	1,504,776
MFS Value Fund	1,434,364	1,840,605	450,214	(32,452)	815,371	3,607,674
	$24,096,090	$32,126,742	$9,648,606	$(394,427)	$13,782,441	$59,962,240

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$27,754	$93,644
MFS Blended Research Emerging Markets Equity Fund	7,262	—
MFS Blended Research Growth Equity Fund	40,546	134,898
MFS Blended Research International Equity Fund	117,274	—
MFS Blended Research Mid Cap Equity Fund	46,099	104
MFS Blended Research Small Cap Equity Fund	8,239	—
MFS Blended Research Value Equity Fund	51,418	—
MFS Commodity Strategy Fund	20,831	—
MFS Emerging Markets Equity Fund	3,555	—
MFS Global Real Estate Fund	23,496	—
MFS Growth Fund	—	92,469
MFS Inflation-Adjusted Bond Fund	13,565	—
MFS Institutional Money Market Portfolio	19	—
MFS International Growth Fund	12,485	—
MFS International Intrinsic Value Fund	11,618	72,057
MFS International New Discovery Fund	8,591	60,967
MFS Mid Cap Growth Fund	—	17,651
MFS Mid Cap Value Fund	24,623	—
MFS New Discovery Fund	20,377	28,490
MFS New Discovery Value Fund	5,126	4,879
MFS Research Fund	16,884	74,928
MFS Research International Fund	18,516	—
MFS Total Return Bond Fund	28,760	1,354
MFS Value Fund	43,562	27,666
	$550,600	$609,107
(a)	Amounts reflect the impact of a return of capital distribution adjustment which has the effect of reducing dividend income and increasing realized gain (loss) and/or change in unrealized appreciation (depreciation).
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of each fund's investments and each fund's performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Lifetime Funds and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund (collectively referred to as the “MFS Lifetime Funds”) (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2021, and the related statements of openrations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the MFS Lifetime Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights
MFS Lifetime Income Fund MFS Lifetime 2020 Fund MFS Lifetime 2025 Fund MFS Lifetime 2030 Fund MFS Lifetime 2035 Fund MFS Lifetime 2040 Fund MFS Lifetime 2045 Fund MFS Lifetime 2050 Fund MFS Lifetime 2055 Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the five years in the period ended April 30, 2021
MFS Lifetime 2060 Fund	For the year ended April 30, 2021	For each of the two years in the period ended April 30, 2021	For each of the four years in the period ended April 30, 2021 and the period from December 6, 2016 (commencement of operations) through April 30, 2017
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the MFS Lifetime Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 15, 2021

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2021, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 57)	Trustee	February 2004	135	Massachusetts Financial Services Company, Non-Executive Chairman (since January 2021); Director; Chairman of the Board; Executive Chairman (January 2017-2020); Co-Chief Executive Officer (2015-2016)	N/A
Michael W. Roberge (k) (age 54)	Trustee	January 2021	135	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; President (until December 2018); Chief Investment Officer (until December 2018); Co-Chief Executive Officer (until December 2016)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 66)	Trustee and Chair of Trustees	January 2009	135	Private investor	N/A
Steven E. Buller (age 69)	Trustee	February 2014	135	Private investor	N/A
John A. Caroselli (age 66)	Trustee	March 2017	135	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 66)	Trustee	January 2009	135	Private investor	N/A
Peter D. Jones (age 65)	Trustee	January 2019	135	Private investor	N/A
James W. Kilman, Jr. (age 60)	Trustee	January 2019	135	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016); Morgan Stanley & Co. (financial services), Vice Chairman of Investment Banking, Co-Head of Diversified Financials Coverage – Financial Institutions Investment Banking Group (until 2016)	Alpha-En Corporation, Director (2016-2019)
Clarence Otis, Jr. (age 65)	Trustee	March 2017	135	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 65)	Trustee	May 2014	135	Private investor	N/A

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Laurie J. Thomsen (age 63)	Trustee	March 2005	135	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 47)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
Kino Clark (k) (age 52)	Assistant Treasurer	January 2012	135	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 54)	Assistant Treasurer	April 2017	135	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head - Treasurer's Office (until February 2017)
Thomas H. Connors (k) (age 61)	Assistant Secretary and Assistant Clerk	September 2012	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
David L. DiLorenzo (k) (age 52)	President	July 2005	135	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 53)	Secretary and Clerk	April 2017	135	Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (until January 2017)
Brian E. Langenfeld (k) (age 48)	Assistant Secretary and Assistant Clerk	June 2006	135	Massachusetts Financial Services Company, Vice President and Senior Counsel
Amanda S. Mooradian (k) (age 42)	Assistant Secretary and Assistant Clerk	September 2018	135	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 50)	Assistant Secretary and Assistant Clerk	July 2005	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Kasey L. Phillips (k) (age 50)	Assistant Treasurer	September 2012	135	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 46)	Assistant Secretary and Assistant Clerk	October 2014	135	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Martin J. Wolin (k) (age 53)	Chief Compliance Officer	July 2015	135	Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer
James O. Yost (k) (age 60)	Treasurer	September 1990	135	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	State Street Bank and Trust Company 1 Lincoln Street Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Portfolio Manager(s)
Joseph Flaherty Natalie Shapiro

Statement Regarding Liquidity Risk Management Program
Each fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. Each fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of each fund. Liquidity risk is the risk that each fund could not meet requests to redeem shares issued by each fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage each fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted each fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in each fund may be subject, can be found in each fund's prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of each fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about each fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing each fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2021 income tax forms in January 2022. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Lifetime Income Fund	$6,847,000
MFS Lifetime 2020 Fund	$7,969,000
MFS Lifetime 2025 Fund	$3,217,000
MFS Lifetime 2030 Fund	$17,263,000
MFS Lifetime 2035 Fund	$4,496,000
MFS Lifetime 2040 Fund	$9,912,000
MFS Lifetime 2045 Fund	$3,493,000
MFS Lifetime 2050 Fund	$3,706,000
MFS Lifetime 2055 Fund	$1,792,000
MFS Lifetime 2060 Fund	$275,000

Federal Tax Information (unaudited) - continued
For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Lifetime Income Fund	9.47%
MFS Lifetime 2020 Fund	8.55%
MFS Lifetime 2025 Fund	11.39%
MFS Lifetime 2030 Fund	21.33%
MFS Lifetime 2035 Fund	27.35%
MFS Lifetime 2040 Fund	40.44%
MFS Lifetime 2045 Fund	34.17%
MFS Lifetime 2050 Fund	37.49%
MFS Lifetime 2055 Fund	37.83%
MFS Lifetime 2060 Fund	41.16%
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.
What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.
Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2021 and 2020, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2021	2020
Fees billed by E&Y:
MFS Lifetime Income Fund	33,004	32,559
MFS Lifetime 2020 Fund	31,338	30,916
MFS Lifetime 2025 Fund	30,642	30,230
MFS Lifetime 2030 Fund	31,338	30,916
MFS Lifetime 2035 Fund	30,642	30,230
MFS Lifetime 2040 Fund	31,338	30,916

MFS Lifetime 2045 Fund	30,642	30,230
MFS Lifetime 2050 Fund	30,753	30,339
MFS Lifetime 2055 Fund	30,642	30,230
MFS Lifetime 2060 Fund	29,972	29,569

Total	310,311	306,135

For the fiscal years ended April 30, 2021 and 2020, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2021	2020	2021	2020	2021	2020
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0	5,575	5,498	1,152	1,151
To MFS Lifetime 2020 Fund	0	0	5,575	5,498	1,085	1,091
To MFS Lifetime 2025 Fund	0	0	5,463	5,387	1,090	1,076
To MFS Lifetime 2030 Fund	0	0	5,575	5,498	1,157	1,154
To MFS Lifetime 2035 Fund	0	0	5,463	5,387	1,087	1,073
To MFS Lifetime 2040 Fund	0	0	5,575	5,498	1,113	1,113
To MFS Lifetime 2045 Fund	0	0	5,463	5,387	1,061	1,051
To MFS Lifetime 2050 Fund	0	0	5,550	5,474	1,063	1,058
To MFS Lifetime 2055 Fund	0	0	5,463	5,387	1,033	1,027
To MFS Lifetime 2060 Fund	0	0	5,499	5,423	1,007	1,003
Total fees billed by E&Y To above Funds:	0	0	55,201	54,437	10,848	10,797

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2021	2020	2021	2020	2021	2020
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	1,783,260	1,661,127	0	0	107,150	104,750
To MFS and MFS Related Entities of MFS Lifetime 2060 Fund*	1,783,260	1,661,127	0	0	107,150	104,750

	Aggregate Fees for Non-audit Services
	2021	2020
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	2,139,367	1,956,526
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	2,139,300	1,956,466
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	2,139,192	1,956,340
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	2,139,372	1,956,529
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	2,139,190	1,956,337
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	2,139,329	1,956,488
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	2,139,164	1,956,315
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	2,139,253	1,956,409
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	2,139,136	1,956,291
To MFS Lifetime 2060 Fund, MFS and MFS Related Entities#	2,139,145	1,956,303

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees,” including fees for services related to review of internal controls and review of Rule 38a-1 compliance program.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto as EX-99.COE.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 15, 2021

*	Print name and title of each signing officer under his or her signature.